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[GRAPHIC]

[LORD ABBETT LOGO]

                                      2002

                                  ANNUAL REPORT

LORD ABBETT
TAX-FREE INCOME FUND
TAX-FREE INCOME TRUST

                             NATIONAL TAX-FREE FUND
                             CALIFORNIA TAX-FREE FUND
                             CONNECTICUT TAX-FREE FUND
                             HAWAII TAX-FREE FUND
                             MINNESOTA TAX-FREE FUND
                             MISSOURI TAX-FREE FUND
                             NEW JERSEY TAX-FREE FUND
                             NEW YORK TAX-FREE FUND
                             TEXAS TAX-FREE FUND
                             WASHINGTON TAX-FREE FUND
                             FLORIDA TAX-FREE TRUST
                             GEORGIA TAX-FREE TRUST
                             MICHIGAN TAX-FREE TRUST
                             PENNSYLVANIA TAX-FREE TRUST

FOR THE YEAR ENDED SEPTEMBER 30, 2002

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LORD ABBETT TAX-FREE INCOME FUND AND LORD ABBETT
TAX-FREE INCOME TRUST ANNUAL REPORT
FOR THE YEAR ENDED SEPTEMBER 30, 2002

DEAR SHAREHOLDERS: We are pleased to provide you with this twelve-month overview of the Fund's and Trust's strategies and performance for the year ended September 30, 2002. On this and the following pages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q.   WHAT FACTORS MOST SIGNIFICANTLY IMPACTED PERFORMANCE?

A. We began the year with the expectation that performance would be derived more from coupon income than from price appreciation. For much of the first and second quarters the market shifted from price rallies to downtrends, and then back again to trend higher. In short, any price appreciation in a rally was eliminated on the downside, providing negligible gain.

     The portfolios of the Fund/Trust are structured to emphasize long-term bonds, which typically offer higher yields than shorter maturities, and these bonds provided positive price appreciation when markets did move higher. Performance also benefited from the increased availability of attractively priced bonds; we increased slightly the Fund's/Trust's underweight exposure to the higher yielding, lower quality end (BBB-rated) of the investment-grade market, particularly in the college and hospital sectors. We also took profits in those areas where performance was strong. The Fund/Trust is diversified regionally and in June and July benefited from pockets of increased retail demand across the country, as issuer redemptions and semi-annual coupon payments brought more cash into the market for reinvestment.

     We maintained our investment discipline and focus on high quality bonds. Although this detracted from performance in the first half of the year, as these highly liquid bonds were negatively affected by market volatility on the downside, it added to performance when markets rallied.

     As we entered the second half of the year, the Fund/Trust had a neutral bias, i.e. that the Federal Reserve Board (the "Fed") would maintain its target fed funds rate at its current low level, without significant change either up or down. We expected the economy to exhibit positive, but below-trend growth,

                                                                               1
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providing little reason for Fed action. While our macroeconomic outlook was correct, we did not anticipate the sharp decline in market rates and the rapid price appreciation in the bond market that ultimately occurred. Accordingly, the Fund/Trust did not fully participate in the upside price movement that an otherwise more aggressive positioning would have captured, but neither did it move sharply on those few occasions when the rallies ended.

     However, price appreciation did benefit the Fund's/Trust's holdings in longer-duration bonds, zero coupon bonds and deep discount bonds. High-yield credits in general lagged the market, as did very short duration, pre-refunded and very high coupon bonds.

     The Fund/Trust remained fully invested throughout the year, enabling us to trade the portfolio when pricing inefficiencies were spotted. In the fourth quarter, however we were less transaction oriented than in the prior quarter since a lot of the bonds we would normally buy had such low yields that their purchase would have diluted the Fund's/Trust's payout to shareholders.

Q.   PLEASE DESCRIBE THE OVERALL MARKET CONDITIONS DURING THE REPORTING PERIOD.

A. Demand was strong for fixed-income assets in general and for municipal bonds in particular for much of the year. Money that might otherwise be invested in equities was allocated to bonds as a host of concerns-from growing geopolitical tensions to corporate governance and accounting debacles in the United States- sent stocks lower. For investors in the higher-tax brackets, municipal bonds offered attractive after-tax returns and lower volatility than other bond or equity alternatives.

     Strong demand was balanced by ample supply, as states and municipalities sourced capital to minimize budget shortfalls exacerbated by the recession. Issuers were also eager to lower their borrowing costs while interest rates remained at historically low levels.

     By year-end, the sharply lower rates were beginning to alter the demographics of the municipal bond market. As yields fell below 5%, retail investors, who tend to focus on absolute yield, became less interested in municipals, a phenomenon known as "rate shock". However, the ratio of municipal bond to Treasury yields was over 100%, indicating that long-term, high-quality municipals were at historically cheap levels relative to Treasuries, attracting institutional investors. Hedge funds were active players in the municipal bond market, employing various arbitrage(1) strategies to take advantage of such pricing anomalies in the market.

2
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Q.   WHAT IS YOUR OUTLOOK OVER THE COMING MONTHS?

A. The sustainability of the U.S. economic recovery remains uncertain. Rightly or wrongly, the market seems to be anticipating another rate cut near-term, but is also weighing the possibility of a rate hike sometime in 2003. Our expectation is that when rates do rise, short-term rates will rise faster than long-term rates, adding greater than usual volatility to what, historically, have been more defensive maturities. This yield curve flattening should allow longer maturities to exhibit lower volatility than they have in the past. Accordingly, we will remain focused on the longer-term portion of the municipal curve, which we believe represents better risk-reward characteristics.

Q.   HOW ARE YOU POSITIONING THE FUND/TRUST BASED ON THAT OUTLOOK?

A. Given the uncertainty of the economic outlook, we will remain neutrally positioned, but fully invested, as we seek to maintain or add coupon income to the portfolio. We believe that municipal bond yields are approaching their absolute low levels and will eventually correct slightly to yield levels more attractive to individual investors. At what point this will occur, however, defies prognosis because any correction will depend on a host of factors including the outlook for war. In the meantime, we will remain fully invested to take advantage of value opportunities.

           30-DAY SEC YIELD FOR THE PERIOD ENDED SEPTEMBER 30, 2002(2)

                                  CLASS A     CLASS B     CLASS C
                                  -------     -------     -------
            National               3.93%       3.45%       3.45%
            California             3.68%         --        3.20%
            Connecticut            3.79%         --          --
            Hawaii                 3.27%         --          --
            Minnesota              3.85%         --          --
            Missouri               3.00%         --          --
            New Jersey             3.05%         --          --
            New York               3.25%         --        2.79%
            Texas                  3.52%         --          --
            Washington             3.42%         --          --
            Florida                3.01%         --        2.51%
            Georgia                3.38%         --          --
            Michigan               3.30%         --          --
            Pennsylvania           3.38%         --          --

                                                                               3
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(1) The simultaneous purchase and sale of a security or pair of similar securities to profit from a pricing discrepancy.
(2) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended September 30, 2002 by the maximum offering price per share on the last day of the period.

IMPORTANT PERFORMANCE AND OTHER INFORMATION PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND/TRUST PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATIONS. The investment return and principal value of an investment in the Fund/Trust will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund/Trust offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus. The Fund's/Trust's portfolio is actively managed and, therefore, allocations are subject to change.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. FOR MORE COMPLETE INFORMATION ABOUT THIS OR ANY LORD ABBETT MUTUAL FUND, INCLUDING RISKS, CHARGES AND ONGOING EXPENSES, PLEASE CALL YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 FOR A PROSPECTUS. AN INVESTOR SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

4
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NATIONAL TAX-FREE FUND
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INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of General Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL     LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF GENERAL MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)     DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000             $  10,000
9/30/93              $  11,456          $  11,084         $  11,274         $  11,566             $  11,309
9/30/94              $  10,811          $  10,460         $  10,999         $  10,728             $  10,888
9/30/95              $  11,875          $  11,489         $  12,229         $  11,612             $  11,952
9/30/96              $  12,624          $  12,214         $  12,967         $  12,411             $  12,629
9/30/97              $  13,798          $  13,350         $  14,137         $  13,525             $  13,725
9/30/98              $  15,121          $  14,630         $  15,368         $  14,896             $  14,853
9/30/99              $  14,539          $  14,067         $  15,261         $  14,384             $  14,400
9/30/00              $  15,269          $  14,773         $  16,202         $  15,095             $  15,077
9/30/01              $  16,897          $  16,348         $  17,887         $  16,584             $  16,521
9/30/02              $  18,345          $  17,749         $  19,485         $  18,049             $  17,775

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                             1 YEAR   5 YEARS    10 YEARS    LIFE OF CLASS
                Class A(4)    5.05%     5.16%       5.91%              --
                Class B(5)    2.88%     4.89%         --             5.87%
                Class C(6)    6.95%     5.18%         --             6.00%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.
(5) The Class B shares were first offered on 8/1/96. Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for the life of the Class.
(6) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% for 1 year and 0% for all other periods.

                                                                               5
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CALIFORNIA TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of California Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL        LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT     OF CALIFORNIA MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)        DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000                 $  10,000
9/30/93              $  11,524          $  11,149         $  11,274         $  11,566                 $  11,356
9/30/94              $  10,766          $  10,416         $  10,999         $  10,728                 $  10,917
9/30/95              $  11,695          $  11,315         $  12,229         $  11,612                 $  11,966
9/30/96              $  12,335          $  11,934         $  12,967         $  12,411                 $  12,772
9/30/97              $  13,369          $  12,935         $  14,137         $  13,525                 $  13,918
9/30/98              $  14,554          $  14,081         $  15,368         $  14,896                 $  15,151
9/30/99              $  13,957          $  13,504         $  15,261         $  14,384                 $  14,707
9/30/00              $  14,881          $  14,398         $  16,202         $  15,095                 $  15,628
9/30/01              $  16,534          $  15,997         $  17,887         $  16,584                 $  17,075
9/30/02              $  17,799          $  17,221         $  19,485         $  18,049                 $  18,367

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                              1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
                Class A(4)     4.12%      5.19%       5.58%              --
                Class C(5)     5.94%      5.22%         --             5.86%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% for one year and 0% for all other periods.

6
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CONNECTICUT TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Connecticut Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL       LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF CONNECTICUT MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)        DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000                 $  10,000
9/30/93              $  11,547          $  11,172         $  11,274         $  11,566                 $  11,420
9/30/94              $  10,955          $  10,599         $  10,999         $  10,728                 $  10,881
9/30/95              $  12,107          $  11,714         $  12,229         $  11,612                 $  11,944
9/30/96              $  12,797          $  12,381         $  12,967         $  12,411                 $  12,587
9/30/97              $  13,893          $  13,441         $  14,137         $  13,525                 $  13,636
9/30/98              $  15,048          $  14,559         $  15,368         $  14,896                 $  14,730
9/30/99              $  14,591          $  14,117         $  15,261         $  14,384                 $  14,438
9/30/00              $  15,221          $  14,727         $  16,202         $  15,095                 $  15,123
9/30/01              $  16,845          $  16,298         $  17,887         $  16,584                 $  16,605
9/30/02              $  18,326          $  17,731         $  19,485         $  18,049                 $  17,938

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         5.22%      5.00%       5.89%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

HAWAII TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Hawaii Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL     LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF HAWAII MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)     DEBT FUNDS(3)
9/30/92               $ 10,000          $   9,675         $  10,000         $  10,000            $  10,000
9/30/93               $ 11,585          $  11,208         $  11,274         $  11,566            $  11,261
9/30/94               $ 10,943          $  10,588         $  10,999         $  10,728            $  10,896
9/30/95               $ 12,069          $  11,677         $  12,229         $  11,612            $  11,835
9/30/96               $ 12,785          $  12,369         $  12,967         $  12,411            $  12,523
9/30/97               $ 13,861          $  13,411         $  14,137         $  13,525            $  13,531
9/30/98               $ 15,052          $  14,563         $  15,368         $  14,896            $  14,591
9/30/99               $ 14,554          $  14,081         $  15,261         $  14,384            $  14,249
9/30/00               $ 15,273          $  14,777         $  16,202         $  15,095            $  14,939
9/30/01               $ 16,632          $  16,092         $  17,887         $  16,584            $  16,386
9/30/02               $ 18,092          $  17,504         $  19,485         $  18,049            $  17,715

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         5.21%      4.78%       5.77%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

MINNESOTA TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Minnesota Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL      LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF MINNESOTA MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)      DEBT FUNDS(3)
12/27/94             $  10,000          $   9,675         $  10,000         $  10,000               $  10,000
 9/30/95             $  11,023          $  10,665         $  11,280         $  11,139               $  11,073
 9/30/96             $  11,512          $  11,138         $  11,961         $  11,905               $  11,645
 9/30/97             $  12,545          $  12,137         $  13,040         $  12,974               $  12,563
 9/30/98             $  13,564          $  13,123         $  14,176         $  14,289               $  13,546
 9/30/99             $  13,195          $  12,766         $  14,077         $  13,798               $  13,248
 9/30/00             $  13,897          $  13,445         $  14,945         $  14,480               $  13,796
 9/30/01             $  15,367          $  14,868         $  16,500         $  15,908               $  15,040
 9/30/02             $  16,682          $  16,140         $  17,973         $  17,314               $  16,161

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    LIFE OF FUND
                Class A(4)         4.99%      5.17%           6.36%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MISSOURI TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Missouri Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL      LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF MISSOURI MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)      DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000              $  10,000
9/30/93              $  11,379          $  11,009         $  11,274         $  11,566              $  11,347
9/30/94              $  10,785          $  10,435         $  10,999         $  10,728              $  10,868
9/30/95              $  11,885          $  11,499         $  12,229         $  11,612              $  11,988
9/30/96              $  12,544          $  12,136         $  12,967         $  12,411              $  12,666
9/30/97              $  13,575          $  13,133         $  14,137         $  13,525              $  13,715
9/30/98              $  14,628          $  14,153         $  15,368         $  14,896              $  14,796
9/30/99              $  14,299          $  13,834         $  15,261         $  14,384              $  14,429
9/30/00              $  14,959          $  14,473         $  16,202         $  15,095              $  15,097
9/30/01              $  16,624          $  16,084         $  17,887         $  16,584              $  16,605
9/30/02              $  17,900          $  17,318         $  19,485         $  18,049              $  17,902

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         4.10%      4.97%       5.65%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

NEW JERSEY TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of New Jersey Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL      LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF NEW JERSEY MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)      DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000                $  10,000
9/30/93              $  11,526          $  11,151         $  11,274         $  11,566                $  11,371
9/30/94              $  11,076          $  10,717         $  10,999         $  10,728                $  10,896
9/30/95              $  12,182          $  11,786         $  12,229         $  11,612                $  11,959
9/30/96              $  12,948          $  12,527         $  12,967         $  12,411                $  12,610
9/30/97              $  14,016          $  13,561         $  14,137         $  13,525                $  13,642
9/30/98              $  15,324          $  14,826         $  15,368         $  14,896                $  14,746
9/30/99              $  14,753          $  14,273         $  15,261         $  14,384                $  14,388
9/30/00              $  15,536          $  15,031         $  16,202         $  15,095                $  15,028
9/30/01              $  17,155          $  16,597         $  17,887         $  16,584                $  16,444
9/30/02              $  18,520          $  17,918         $  19,485         $  18,049                $  17,642

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         4.35%      5.03%       6.01%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

NEW YORK TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of New York Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL      LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF NEW YORK MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)      DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000              $  10,000
9/30/93              $  11,394          $  11,024         $  11,274         $  11,566              $  11,339
9/30/94              $  10,688          $  10,340         $  10,999         $  10,728              $  10,846
9/30/95              $  11,662          $  11,283         $  12,229         $  11,612              $  11,877
9/30/96              $  12,231          $  11,834         $  12,967         $  12,411              $  12,554
9/30/97              $  13,210          $  12,781         $  14,137         $  13,525              $  13,628
9/30/98              $  14,403          $  13,935         $  15,368         $  14,896              $  14,775
9/30/99              $  13,938          $  13,485         $  15,261         $  14,384              $  14,323
9/30/00              $  14,725          $  14,246         $  16,202         $  15,095              $  15,061
9/30/01              $  16,398          $  15,865         $  17,887         $  16,584              $  16,553
9/30/02              $  17,956          $  17,372         $  19,485         $  18,049              $  17,904

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                              1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
                Class A(4)     5.99%      5.63%       5.68%              --
                Class C(5)     7.90%      5.69%         --             6.13%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% for one year and 0% for all other periods.

TEXAS TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Texas Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL    LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF TEXAS MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)    DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000           $  10,000
9/30/93              $  11,363          $  10,994         $  11,274         $  11,566           $  11,335
9/30/94              $  10,841          $  10,489         $  10,999         $  10,728           $  11,031
9/30/95              $  12,049          $  11,658         $  12,229         $  11,612           $  12,217
9/30/96              $  12,784          $  12,369         $  12,967         $  12,411           $  12,984
9/30/97              $  13,967          $  13,513         $  14,137         $  13,525           $  14,114
9/30/98              $  15,257          $  14,761         $  15,368         $  14,896           $  15,294
9/30/99              $  14,500          $  14,029         $  15,261         $  14,384           $  14,752
9/30/00              $  15,101          $  14,610         $  16,202         $  15,095           $  15,270
9/30/01              $  16,809          $  16,262         $  17,887         $  16,584           $  16,735
9/30/02              $  18,414          $  17,815         $  19,485         $  18,049           $  18,030

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         5.95%      4.99%       5.94%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

WASHINGTON TAX-FREE FUND
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Other State Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL       LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF OTHER STATE MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)       DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000                 $  10,000
9/30/93              $  11,532          $  11,157         $  11,274         $  11,566                 $  11,240
9/30/94              $  10,880          $  10,527         $  10,999         $  10,728                 $  10,896
9/30/95              $  12,020          $  11,629         $  12,229         $  11,612                 $  11,870
9/30/96              $  12,837          $  12,420         $  12,967         $  12,411                 $  12,554
9/30/97              $  14,098          $  13,639         $  14,137         $  13,525                 $  13,557
9/30/98              $  15,434          $  14,932         $  15,368         $  14,896                 $  14,612
9/30/99              $  14,790          $  14,310         $  15,261         $  14,384                 $  14,277
9/30/00              $  15,515          $  15,011         $  16,202         $  15,095                 $  14,935
9/30/01              $  17,211          $  16,652         $  17,887         $  16,584                 $  16,302
9/30/02              $  18,710          $  18,102         $  19,485         $  18,049                 $  17,497

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         5.24%      5.14%       6.10%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

FLORIDA TAX-FREE TRUST
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Florida Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The performance of the other class will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such class. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL     LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF FLORIDA MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)     DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000             $  10,000
9/30/93              $  11,535          $  11,160         $  11,274         $  11,566             $  11,448
9/30/94              $  10,850          $  10,497         $  10,999         $  10,728             $  10,932
9/30/95              $  11,925          $  11,537         $  12,229         $  11,612             $  12,104
9/30/96              $  12,517          $  12,110         $  12,967         $  12,411             $  12,800
9/30/97              $  13,468          $  13,030         $  14,137         $  13,525             $  13,835
9/30/98              $  14,571          $  14,097         $  15,368         $  14,896             $  14,978
9/30/99              $  14,040          $  13,584         $  15,261         $  14,384             $  14,554
9/30/00              $  14,634          $  14,159         $  16,202         $  15,095             $  15,242
9/30/01              $  16,199          $  15,672         $  17,887         $  16,584             $  16,699
9/30/02              $  17,511          $  16,942         $  19,485         $  18,049             $  17,929

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                              1 YEAR    5 YEARS    10 YEARS    LIFE OF CLASS
                Class A(4)     4.62%      4.71%       5.42%              --
                Class C(5)     6.32%      4.71%         --             5.29%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.
(5) The Class C shares were first offered on 7/15/96. Performance reflects the deduction of a CDSC of 1% for one year and 0% for all other periods.

GEORGIA TAX-FREE TRUST
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Georgia Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                     THE FUND
                  THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL     LIPPER AVERAGE
              (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF GEORGIA MUNICIPAL
             AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)     DEBT FUNDS(3)
12/27/94              $  10,000          $   9,675         $  10,000         $  10,000             $  10,000
 9/30/95              $  11,127          $  10,765         $  11,280         $  11,139             $  11,193
 9/30/96              $  11,944          $  11,556         $  11,961         $  11,905             $  11,858
 9/30/97              $  13,107          $  12,681         $  13,040         $  12,974             $  12,920
 9/30/98              $  14,475          $  14,005         $  14,176         $  14,289             $  14,007
 9/30/99              $  13,995          $  13,540         $  14,077         $  13,798             $  13,567
 9/30/00              $  14,932          $  14,447         $  14,945         $  14,480             $  14,270
 9/30/01              $  16,830          $  16,283         $  16,500         $  15,908             $  15,650
 9/30/02              $  18,391          $  17,793         $  17,973         $  17,314             $  16,896

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    LIFE OF FUND
                Class A(4)         5.77%      6.29%           7.71%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from December 31, 1994. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from December 31, 1994.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return. The Class A share inception date is 12/27/94.

MICHIGAN TAX-FREE TRUST
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Michigan Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                     THE FUND
                  THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL      LIPPER AVERAGE
              (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF MICHIGAN MUNICIPAL
             AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)      DEBT FUNDS(3)
11/30/92              $  10,000          $   9,675         $  10,000         $  10,000              $  10,000
 9/30/93              $  11,611          $  11,234         $  11,186         $  11,420              $  11,240
 9/30/94              $  11,027          $  10,669         $  10,913         $  10,592              $  10,896
 9/30/95              $  12,250          $  11,852         $  12,133         $  11,465              $  11,983
 9/30/96              $  12,954          $  12,533         $  12,866         $  12,254              $  12,669
 9/30/97              $  14,110          $  13,651         $  14,026         $  13,354              $  13,707
 9/30/98              $  15,333          $  14,835         $  15,248         $  14,708              $  14,814
 9/30/99              $  14,888          $  14,405         $  15,141         $  14,202              $  14,441
 9/30/00              $  15,820          $  15,306         $  16,076         $  14,904              $  15,140
 9/30/01              $  17,754          $  17,177         $  17,748         $  16,374              $  16,601
 9/30/02              $  19,453          $  18,820         $  19,332         $  17,821              $  17,899

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    LIFE OF FUND
                Class A(4)         6.10%      5.93%           6.64%

(1) Performance for each unmanaged index does not reflect any fees or expenses and is calculated from November 30, 1992. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc. Calculated from November 30, 1992.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return. The Class A share inception date is 12/1/92.

PENNSYLVANIA TAX-FREE TRUST
================================================================================

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares to the same investment in Lipper's average of Pennsylvania Municipal Debt Funds, the Lehman Municipal Bond Index and the Lehman Municipal Long Current Coupon Index, assuming reinvestment of all dividends and distributions.(1) The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                                    THE FUND
                 THE FUND       (CLASS A SHARES)                     LEHMAN MUNICIPAL        LIPPER AVERAGE
             (CLASS A SHARES)      AT MAXIMUM      LEHMAN MUNICIPAL    LONG CURRENT    OF PENNSYLVANIA MUNICIPAL
            AT NET ASSET VALUE  OFFERING PRICE(2)    BOND INDEX(1)    COUPON INDEX(1)        DEBT FUNDS(3)
9/30/92              $  10,000          $   9,675         $  10,000         $  10,000                  $  10,000
9/30/93              $  11,582          $  11,206         $  11,274         $  11,566                  $  11,377
9/30/94              $  10,986          $  10,628         $  10,999         $  10,728                  $  10,963
9/30/95              $  12,146          $  11,751         $  12,229         $  11,612                  $  12,023
9/30/96              $  12,862          $  12,444         $  12,967         $  12,411                  $  12,728
9/30/97              $  13,999          $  13,544         $  14,137         $  13,525                  $  13,788
9/30/98              $  15,286          $  14,789         $  15,368         $  14,896                  $  14,869
9/30/99              $  14,844          $  14,362         $  15,261         $  14,384                  $  14,451
9/30/00              $  15,604          $  15,097         $  16,202         $  15,095                  $  15,084
9/30/01              $  17,331          $  16,768         $  17,887         $  16,584                  $  16,521
9/30/02              $  18,817          $  18,205         $  19,485         $  18,049                  $  17,793

                              FISCAL YEAR-END 9/30
               AVERAGE ANNUAL TOTAL RETURNS AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE YEAR ENDING SEPTEMBER 30, 2002

                                  1 YEAR    5 YEARS    10 YEARS
                Class A(4)         5.12%      5.40%       6.18%

(1) Performance for each unmanaged index does not reflect any fees or expenses. The performance of the indices is not necessarily representative of the Fund's performance. Each index is composed of municipal bonds from many states while the Fund is a single-state municipal bond portfolio.
(2) Reflects the deduction of the maximum initial sales charge of 3.25%.
(3) Source: Lipper, Inc.
(4) This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 3.25% applicable to Class A shares, with all dividends and distributions reinvested for periods shown ending September 30, 2002 using the SEC required uniform method to compute total return.

SCHEDULE OF INVESTMENTS
NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.65%

EDUCATION 8.97%

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Mech Arts                  5.25%  10/1/2026           A3  $    1,000  $   1,051,920

Delaware St Econ Dev Auth Rev
DE Tech Pk Univ DE Proj(2)                     6.00%   2/1/2021          AAA         900      1,043,028

District of Columbia Rev
James F Oyster Elem Sch Pilot(1)               6.25%  11/1/2021            A         450        498,227

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                          5.75%  5/15/2021         BBB+       1,000      1,070,840

Glendale AZ Ind Dev Auth
Midwestern Univ Ser A                         5.875%  5/15/2031         BBB+       1,000      1,063,740

IA Higher Ed Ln Auth Rev
Prv Clg Fac Central College Pj(3)              5.45%  10/1/2026           AA         250        260,643

IA Higher Ed Ln Auth Rev
Warthburg College(1)                           5.50%  10/1/2033            A       1,500      1,588,695

Indiana St Ed Fac Auth Rev                     6.65%   3/1/2019          Aaa      10,740     11,630,561

Louisiana St Univ & Agric &
Mech Clg Hlth Sciences Ctr Pj(12)             6.375%   5/1/2031          AAA       2,290      2,679,048

Lycoming Cnty PA Auth College
Rev PA College of Technology(2)               5.125%   5/1/2022          Aaa       1,500      1,579,395

Maryland St Hlth & Higher Ed
Mclean Sch Issue                               6.00%   7/1/2031         BBB-       1,500      1,552,365

MA St Dev Fin Agy Rev
Boston Univ Ser P                             5.375%  5/15/2039         BBB+       1,505      1,564,703

MA St Dev Fin Agy Rev
Boston Univ Ser P                              6.00%  5/15/2059         BBB+       1,000      1,137,050

MA St Dev Fin Agy Rev
Curry College Ser A(1)                         6.00%   3/1/2031            A       1,000      1,079,770

Monroe Cnty NY Ind Dev Agy
Rev Student Hsg Ser A                         5.375%   4/1/2029         Baa3         445        452,432

New Jersey Econ Dev Auth Rev
Princeton Jr Sch Inc Pj 1996                   7.00%   5/1/2020           BB*        940        966,790

New York NY City Ind Dev Agy
Marymount Sch of NY Pj(1)                     5.125%   9/1/2021            A         525        542,042

New York St Dorm Auth Rev
Fashion Inst Tech(9)                           5.50%   7/1/2030          AAA         400        428,716

Oregon St Hlth Hsg Ed &
Cul Fac Auth Reed Clg Pj Ser A                 5.75%   7/1/2032          AA-       3,800      4,192,008

Private Colleges & Univ Fac
Auth GA Emory Univ Ser A                       6.40%  10/1/2023           AA         310        317,406

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Rhode Island St Hlth & Ed Bldg
Corp Rev Hgh Ed Fac Brown Univ                 6.00%   9/1/2025          AA+  $    7,070  $   7,719,874

Tennesse St Sch Brd Auth
Higher Ed Fac Ser A(9)                        5.125%   5/1/2021          AAA         615        648,536

Tennesse St Sch Brd Auth
Higher Ed Fac Ser A                           5.625%   5/1/2030          AA-         250        267,715

Tulsa OK Ind Auth Rev
Univ of Tulsa Ser A(12)                       5.375%  10/1/2020          Aaa       3,170      3,427,436

Univ Central AR Rev Hsg Sys(9)                 6.50%   1/1/2031          AAA       2,425      2,867,902

Univ NC Univ Rev Comp Int
Util Sys                                Zero Coupon    8/1/2021           AA       2,075        860,523

Univ VT & St Agric College
Univ VT(2)                                    5.125%  10/1/2037          AAA       1,400      1,451,534

Virginia St Pub Sch Auth Ser A                 6.20%   8/1/2014           AA       1,450      1,582,820

West Virginia Univ Rev
Univ Sys WV Pj Ser A(2)                 Zero Coupon    4/1/2024          AAA       3,000      1,029,120

West Virginia Univ Rev
Univ Sys WV Pj Ser A(2)                 Zero Coupon    4/1/2026          AAA       1,000        307,708
                                                                                          -------------
TOTAL                                                                                        54,862,547
                                                                                          -------------

GENERAL OBLIGATION 13.68%

Akron OH Impt                                  5.80%  11/1/2020           A1         575        663,780

Athens OH City Sch Dist Fac
Constr & Impt(9)                               6.00%  12/1/2024          AAA         500        586,755

Bensalem Twp PA Sch Dist(6)                    4.50%  8/15/2022          Aaa       2,000      1,997,300

Bessemer AL School Warrants(2)                 5.60%   2/1/2030          Aaa       2,000      2,172,620

Brea & Olinda CA Univ Sch Dist
Ctfs Partn Ref Ser A(9)                       5.125%   8/1/2026          AAA       3,500      3,711,960

Canton OH Sch Dist Ser A(12)                  5.625%  12/1/2023          AAA       2,900      3,178,661

Clear Creek CO Sch Dist
# Re I Ref(9)                                  5.00%  12/1/2019          AAA         750        799,170

Culpeper Cnty VA Sch(9)                        6.00%  1/15/2021          AAA         690        796,709

Dallas TX                                      5.75%  2/15/2020          AAA       1,615      1,828,923

Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                     7.75%   7/1/2027          AAA       1,000      1,460,500

Dodge KS Univ Sch Dist #443(9)                4.375%   9/1/2018          AAA       1,435      1,461,519

Fairfield Cnty OH(6)                           5.25%   6/1/2024          AAA         450        471,636

Fairfield OH City Sch Dist
Ref Sch Impt(6)                               5.375%  12/1/2020          AAA       1,410      1,541,567

Foothill De Anza CA Cmnty
College Dist Cap Apprec(12)             Zero Coupon    8/1/2030          AAA       4,505      1,106,338

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Georgetown Cnty SC Sch Dist(9)                 5.25%   3/1/2020          Aa1  $    2,485  $   2,667,648

Jefferson Cnty AL
Sch Warrants(9)                                5.50%  2/15/2020          AAA       1,000      1,082,900

Jefferson Cnty OR Sch
Dist #509J Madras Sd(6)                        5.00%  6/15/2022          AAA         200        209,218

Josephine Cnty OR Unit Sch Dis
Three Rivs(9)                                  5.00%  6/15/2020          Aaa         800        839,648

Lake Orion MI Cmnty Sch Dist
Ser B                                          5.25%   5/1/2025          AAA       4,900      5,133,583

Lane Cnty OR Sch Dist #052                    5.625%  6/15/2020          Aa2         800        939,784

Linn Cnty OR Sch Dist #55
Sweet Home(9)                                  5.50%  6/15/2020          AAA       1,000      1,102,280

Linn Cnty OR Sch Dist #55
Sweet Home(9)                                  5.50%  6/15/2025          AAA       2,245      2,416,698

Madison Cnty KY Sch Dist Fin
Sch Bldg Rev Ser A(9)                          4.75%   4/1/2021          Aaa         300        307,986

Marion OH City Sch Dist
Sch Fac Constr & Impt(9)                      5.625%  12/1/2022          AAA         500        552,330

Multnomah Clackamas Cntys OR
Sch Dist #10 Gresham Barlow(9)                 5.00%  6/15/2021          AAA         200        208,730

New York NY Ser A                              6.00%  5/15/2030            A       2,175      2,391,413

New York NY Ser D                              5.25%   6/1/2027            A       1,530      1,588,614

Nordonia Hills OH City Sch Dis
Sch Impt(2)                                    5.45%  12/1/2025          AAA         935      1,004,873

Omaha NE Ser B                                 5.25%  12/1/2025          AAA      11,900     12,180,840

Oregon St
Alternate Energy Pj Ser A AMT                  5.00%   1/1/2015           AA       1,415      1,520,729

Oregon St
Alternate Energy Pj Ser A AMT                  5.05%   1/1/2016           AA       1,795      1,924,779

Oregon St
Alternate Energy Pj Ser A AMT                  5.10%   1/1/2017           AA         980      1,046,238

Paw Paw MI Pub Sch Dist
Sch Bldg & Site                                6.00%   5/1/2030          AAA         550        625,900

Philadelphia PA Sch Dist
Ser A(9)                                       5.75%   2/1/2030          AAA       1,200      1,344,720

Pittsburgh CA Redev Agy Los
Medanos Cmty Dev Proj(2)                Zero Coupon    8/1/2028          AAA       2,385        641,398

Richmond VA(9)                                 5.50%  1/15/2018          AAA         500        559,765

South Wash Cnty MN Indpt
Sch Dist #833 Ser A(12)                        5.50%   2/1/2018          AAA       5,065      5,590,494

South Wash Cnty MN Indpt
Sch Dist #833 Ser A(12)                        5.50%   2/1/2019          AAA       2,990      3,280,209

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Sunman Dearborn IN Inter Sch
Bldg Corp First Mtg(6)                         5.00%  1/15/2021          AAA  $    1,605  $   1,664,000

Teays Valley OH Loc Sch Dist
Sch Fac Constr 2 Impt(6)                      5.375%  12/1/2020          Aaa         500        542,365

Texas St Wtr Dev Brd                           7.15%   8/1/2035           AA       1,915      2,085,990

Washtenaw Cnty MI Multi Lake
San Sew Sys Sylvan Twp Wtr(12)                 4.75%   5/1/2021          AAA         700        714,861

Weber Cnty UT Sch Dist Ser B                   5.00%  6/15/2021          Aaa       1,485      1,554,201

West Virginia St Ser D(6)                      6.50%  11/1/2026          AAA       2,000      2,428,000

Whitehall MI Dist Sch                          5.50%   5/1/2019          AAA       1,500      1,658,985

Wood Cnty OH Pub Libr Impt(12)                5.875%  12/1/2022          Aaa       1,000      1,148,030

Wyandotte Cnty KS Sch 204
Bonner Springs Ser A(9)                        5.60%   9/1/2020          Aaa         855        944,515
                                                                                          -------------
TOTAL                                                                                        83,679,162
                                                                                          -------------
HEALTHCARE 24.00%

Abag Fin Auth for Nonprofit
Corp CA Ctfs Partn Woods Oblig(1)              6.20%  11/1/2029            A       1,000      1,119,000

Athens Clarke Cnty GA Uni Govt
Catholic Hlth East Issue                       5.50% 11/15/2032            A       4,000      4,083,760

AZ Hlth Fac Auth Hosp
John C Lincoln Hlth Network                    7.00%  12/1/2025          BBB       1,500      1,640,535

AZ Hlth Fac Auth Rev AZ
Hlthcare Pooled Fing-C(6)                      5.50%   6/1/2014          AAA       1,130      1,313,026

CA Infrastructure & Econ
Dev Bk Rev Kaiser Hosp Ser B                   5.55%   8/1/2031            A         500        518,505

Cape Girardeau Cnty MO Ind Dev
Auth Health Care Facs Rev                      5.75%   6/1/2032           A-**     1,000      1,028,270

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(12)                            5.00%  2/15/2015          AAA       1,600      1,729,392

Clackamas Cnty OR Hosp Fac
Legacy Hlth Sys(12)                            5.00%  2/15/2016          AAA       1,000      1,072,080

Colorado Hlth Fac Auth Rev
Catholic Hlth                                  5.25%   9/1/2024           AA       6,565      6,791,296

Colorado Hlth Fac Auth Rev
Portercare Adventis Hlth                      6.625% 11/15/2026         BBB+       2,000      2,223,380

Colorado Hlth Fac Auth Rev
Vail Valley Med Ctr Pj                         5.80%  1/15/2027          BBB       1,250      1,295,250

Delaware Cnty PA Auth Hosp Rev
Crozer Chester Med Ctr(1)                     5.375%  12/1/2018            A       2,625      2,734,751

Delaware St Hlth Fac Rev
Nanticoke Mem Hosp                            5.625%   5/1/2032           A-       5,000      5,094,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Erie Cnty Ohio Hosp Facs Rev
Firelands Regl Med Ctr Ser A                   5.50%  8/15/2022            A  $    1,000  $   1,044,020

Fargo ND Health Sys Rev
Meritcare Obligated Group A(12)               5.375%   6/1/2027          AAA       1,000      1,039,310

Fargo ND Health Sys Rev
Meritcare Obligated Ser A(2)                  5.125%   6/1/2027          AAA       2,905      3,008,941

Halifax Hospital Med Ctr
Series A(1)                                    5.20%   4/1/2018            A         270        275,813

Harris Cnty TX Hlth Fac Mem
Hermann Hlthcare Ser A                        6.375%   6/1/2029           A-       1,750      1,909,390

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                              5.30%  9/15/2028            A         660        666,006

Highlands Cnty FL Fac Auth Rev
Hosp Adventist/Sunbelt Ser A                   6.00% 11/15/2031           A-       2,750      2,935,488

Illinois Hlth Fac Auth Rev
Holy Cross Hosp Pj                             6.75%   3/1/2024          Ba3       2,000      1,306,220

Indiana Cnty PA Hosp Auth Rev
Ser A                                         7.125%   7/1/2023           A3       1,500      1,540,755

Jackson OH Hosp Fac Rev
Cons Hlth Sys Jackson Hosp(3)                 6.125%  10/1/2023           AA         680        773,452

Kentucky Economic Dev Fin Auth
Norton Hlthcare Inc Ser A(12)           Zero Coupon   10/1/2025          AAA      10,050      3,128,666

Kentucky Economic Dev Fin Auth
Norton Hlthcare Inc Ser A(12)                 6.625%  10/1/2028          AAA       1,750      1,847,563

Lauderdale Cnty & Florence AL
Hlthcare Rev Coffee Hlth Ser A(12)             6.00%   7/1/2029          AAA       1,000      1,148,160

Louisiana Pub Facs Auth Rev
Ochsner Clinic Ser A(12)                       5.00%  5/15/2022          Aaa       1,000      1,029,860

Lubbock TX Hlth Fac Dev Corp
Rev Sears Plains Pj(10)                        5.70%  1/20/2041          AAA       2,500      2,653,300

Massachusetts St Hlth & Ed
Fac Auth Rev                                   5.75%   7/1/2021          AA-         825        888,022

Massachusetts St Hlth & Ed Fac
Auth Rev New England Med Ctr(6)               6.625%   7/1/2025          AAA       1,250      1,280,188

McKean Cnty PA Hosp Auth Rev
Bradford Hosp Pj(1)                            6.00%  10/1/2013            A       2,950      3,141,809

MD St Hlth & Higher Ed Fac
Auth Rev Carroll Cnty Gen Hosp                 6.00%   7/1/2026         Baa1       1,740      1,828,897

MD St Hlth & Higher Ed Fac
Auth Rev Carroll Cnty Gen Hosp                 6.00%   7/1/2037         Baa1       1,500      1,574,310

MD St Hlth & Higher Ed Fac
Auth Rev Child Care                           5.375%   7/1/2032            A         750        781,410

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
MD St Hlth & Higher Ed Fac
Auth Rev Child Care                           5.625%   7/1/2022            A  $      500  $     536,595

MD St Hlth & Higher Ed Fac
Auth Rev Kaiser Permanente Ser A              5.375%   7/1/2015           A3       3,415      3,636,838

MD St Hlth & Higher Ed Fac
Auth Rev North Arundel Hosp                    6.50%   7/1/2026         Baa1       1,000      1,093,310

MD St Hlth & Higher Ed Fac
Catholic Hlth Initiative Ser A                 6.00%  12/1/2024          AA-         100        109,992

MD St Hlth & Higher Ed Fac
Gtr Batl Med Ctr                               5.00%   7/1/2025           A2         650        663,806

MD St Hlth & Higher Ed Fac
Gtr Batl Med Ctr                               5.00%   7/1/2034           A2       1,000      1,019,080

MD St Hlth & Higher Ed Fac
Univ Maryland Med Sys                          5.25%   7/1/2028         Baa1         750        768,428

MD St Hlth & Higher Ed Fac
Univ Maryland Med Sys                          6.75%   7/1/2030         Baa1       1,950      2,160,152

Mesa AZ Ind Dev Auth
Discovery Hlth Sys Ser A(12)                   5.75%   1/1/2025          AAA         750        830,933

Michigan St Hosp Fin Auth Rev
Ref Hosp Sparrow Oblig Group                  5.625% 11/15/2036            A       1,000      1,037,030

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Pj                     6.90% 10/15/2022         BBB+         700        715,204

Mississippi Hosp Equip & Facs
Forrest Cnty Auth Gen Hosp Pj(9)               6.00%   1/1/2030          Aaa         615        705,989

Missouri St Hlth & Ed Fac Auth
Rites PA-1049 RIBs(2)                        15.055%   6/1/2010          AAA         855      1,084,345

Montgomery AL Med Clinic Brd
Hlthcare Fac Rev                               7.00%   3/1/2015         BBB-       1,305      1,319,629

Montgomery Cnty OH Rev
Catholic Hlth                                  5.25%   9/1/2024          AA-         900        931,680

NC Med Care Comm Hosp Rev
Pitt Cnty Mem Hosp Ser B                       4.75%  12/1/2028          AAA       5,345      5,384,232

New Hampshire Hlth & Ed Fac
Auth Rev                                       6.00%  10/1/2024           A2         250        266,355

New Hampshire Hlth & Ed Fac
Auth Rev Hlthcare Sys(1)                       6.00%   7/1/2022            A       1,750      1,883,823

New Hampshire Hlth & Ed Fac
Dartmouth-Hitchcock Oblig Gr(9)                5.50%   8/1/2027          AAA       4,000      4,294,880

New Hampshire Hlth & Ed Fac
Exeter Pj                                      5.75%  10/1/2031           A2       1,550      1,608,854

New Hampshire St Hlth & Ed
Concord Hosp(9)                                5.50%  10/1/2021          Aaa         710        773,957

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
New York NY City Ind Dev Agy
Staten Island Univ Hsp Pj A                   6.375%   7/1/2031         Baa3  $    1,995  $   2,033,144

New York St Dorm Auth Rev
Mount Sinai Hlth Ser A                         6.50%   7/1/2025         BBB-       2,000      2,197,380

New York St Dorm Auth Rev
Mount Sinai Hlth Ser A                         6.60%   7/1/2026         BBB-       1,500      1,568,685

NJ Econ Dev Auth Rev
United Methodist Homes                        5.125%   7/1/2018         BBB-         370        341,891

NJ Hlthcare Fac Fin Auth Rev                   6.00%   7/1/2032         Baa1       1,000      1,037,230

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                  5.75%   7/1/2031           A+         700        747,194

NM St Hosp Equip Ln Council
Presbyterian Hlthcare Ser A                    5.50%   8/1/2025           A+       2,000      2,078,320

North Carolina Med Care Comm                  5.375%   1/1/2032            A         250        256,108

North Carolina Med Care Comm                   5.50%   1/1/2020            A         565        593,340

North Carolina Med Care Comm
Rev NC Hsg Fndtn Inc(1)                        6.45%  8/15/2020            A         150        168,429

North Carolina Med Care Comm
Rev Pitt City Mem Hosp Ser A(12)               5.00%   1/1/2018            A         700        718,718

Orange Cnty FL Hlth Fac
Auth Rev Hosp Orlando Regl                     5.75%  12/1/2027           A-       1,000      1,044,510

Oregon St Hlth Hsg Ed &
Cultural Fac Auth Rev(12)                      5.25% 11/15/2019          AAA       2,000      2,182,420

Plymouth MN Hlth Fac Rev
West Hlth Pj Ser A(9)                         6.125%   6/1/2024          AAA       2,990      3,226,120

Rhode Island St Hlth & Ed Bldg
Rev Hlth Fac Tockwotton Home                   6.25%  8/15/2022          BBB         550        537,724

Rhode Island St Hlth & Ed Bldg
RI Health                                      6.50%  8/15/2032          BBB       1,000      1,027,000

Rhode Island St Hlth & Ed Bldg
Roger Williams Rlty(7)                         6.50%   8/1/2029          AAA       1,240      1,379,525

Rochester MN Hlthcare Fac Rev
Ser H RIBs                                   10.318% 11/15/2015           AA      10,000     10,501,500

Saginaw MI Hosp Fin Auth
Covenant Med Ctr Ser F                         6.50%   7/1/2030            A       1,000      1,089,960

Scottsdale AZ Indl Dev Auth
Scottsdale Hlthcare                            5.70%  12/1/2021         BBB+         700        727,300

Sebastian Cnty AR Hlth Fac
Brd Hosp Rev Impt Sparks Regl                  5.25%  11/1/2021           A2         650        667,895

South Carolina Jobs Economic
Dev Auth Hosp Fac Rev                         7.375% 12/15/2021          BBB       2,000      2,226,660

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
St. Cloud MN Hlthcare Rev
Hosp Oblig Group Ser A(9)                      6.25%   5/1/2018          Aaa  $    3,320  $   3,929,021

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(11)                         5.30% 11/20/2022          AAA         250        259,718

Sullivan Cnty TN Hlth Ed
& Hsg Fac Brd Rev Hosp                         6.25%   9/1/2022         BBB+       2,000      2,091,640

Tom Green Cnty TX Hlth Fac
Dev Shannon Hlth Sys Pj                        6.75%  5/15/2021         Baa3       1,800      1,888,074

Tyler TX Hlth Fac Dev Corp
Hosp Rev Mother Frances Hosp                   6.00%   7/1/2027          BBB       1,500      1,544,430

University CO Hosp Auth Rev Ser A              5.60% 11/15/2025           A3         900        937,755

Weber Cnty UT Hosp Rev
Inc Hlth Svc(2)                                5.00%  8/15/2030          AAA         500        508,570

Wisconsin St Hlth & Ed Fac
Auth Rev Hess Mem Hosp Assn(1)                7.875%  11/1/2022            A       3,275      3,646,315

Wisconsin St Hlth & Ed Fac
Auth Rev Wheaton Franciscan Sv(12)             6.50%  8/15/2011          AAA         315        320,188
                                                                                          -------------
TOTAL                                                                                       146,746,951
                                                                                          -------------

HOUSING 7.51%

Arlington Cnty VA Ind Dev Auth
Multi Fam Rev Hsg Mtg Sr Lien                  6.30%   7/1/2016            A         500        531,130

Arlington Cnty VA Ind Dev Auth
Multi Fam Rev Hsg Mtg Sr Lien                  8.00%   7/1/2015         BBB-*        890        920,198

Bexar Cnty TX Hsg Fin Corp Rev
AMT(10)                                        8.20%   4/1/2022          AAA         365        365,044

Colorado Hsg Fin Auth
Multi Fam Hsg Ser A AMT                        6.80%  10/1/2037          Aa2       2,360      2,506,485

GA St Hsg & Fin Auth Rev
Sing Fam Mtg Ser A Sub A-2 AMT(7)              6.40%  12/1/2015          Aa2         355        373,602

Idaho Hsg Agy
Sing Fam Mtg Ser F AMT(7)                      7.45%   7/1/2015          Aaa         480        500,698

Illinois Hsg Dev Auth
Multi Fam Hsg Lawndale AMT(7)                  6.80%  12/1/2016          AAA       1,000      1,081,280

Illinois Hsg Dev Auth
Multi Fam Hsg Lawndale AMT(7)                  7.10%  12/1/2034          AAA       1,500      1,621,620

Kansas City MO Ind Dev Auth
No Oak Crossing Sr Ser A-1 AMT(2)              5.30%  12/1/2020          AAA       1,170      1,211,991

Kentucky Hsg Corp Hsg Rev
Ser D AMT                                      5.25%   7/1/2022          AAA       1,500      1,540,890

Maryland St Cmnty Dev Admin
Dept Hsg & Cmnty Dev Ser B AMT                5.375%   9/1/2022          Aa2       5,000      5,170,550

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Maryland St Cmnty Dev Admin
Residential Ser F AMT                          5.50%   9/1/2022          Aa2  $    2,500  $   2,607,175

Maryland St Cmnty Dev Admin
Residential Ser H AMT                          5.20%   9/1/2022          Aa2         600        613,554

Maryland St Dev Admin Dept Hsg
& Cmnty Dev Sing Fam Ser 7 AMT                 7.30%   4/1/2025          Aa2         110        111,733

MA St Hsg Fin Agy Hsg Rev
Rental Mtg Ser A AMT(2)(7)                     7.35%   1/1/2035          AAA       1,395      1,485,229

MA St Hsg Fin Agy Hsg Rev
Sing Fam Ser 29 AMT                            6.75%   6/1/2026           AA       1,040      1,083,493

Minneapolis St Paul MN Hsg Fin
Rev Sing Fam Mtg Ser AB AMT(11)                6.25%  11/1/2030          AAA         750        807,465

Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser G-1 AMT                       5.60%   7/1/2022          AA+         530        556,707

Montana St Brd Hsg
Sing Fam Mtg Ser A-1(7)                        6.05%  12/1/2037          Aa2       4,255      4,470,941

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Hmownr Ln Ser B-1 AMT(11)             6.25%   3/1/2031          AAA         800        843,032

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(11)                Zero Coupon    3/1/2029          AAA       2,035        490,862

NE Invt Fin Auth Sing Fam
Ser D AMT                                      5.25%   9/1/2022          AAA         750        765,600

New Orleans LA Fin Auth
Mtg Rev Ser B-2 AMT(11)                        6.00%  12/1/2018          Aaa         410        436,773

North Carolina Hsg Fin Agy
Sing Fam Rev Ser BB AMT                        6.25%   3/1/2012           AA         970      1,023,011

Oklahoma Hsg Fin Agy Sing Fam
Mtg Ser B-1(11)                                5.30%   9/1/2026          Aaa         380        397,457

Oklahoma Hsg Fin Agy Sing Fam
Rev Cap Apprec Ser D-1 AMT              Zero Coupon    3/1/2029          Aaa       6,000      1,464,720

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser B-1               Zero Coupon    3/1/2029          Aaa       4,375      1,030,531

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Homeowner Ser D-2 AMT(11)       Zero Coupon    9/1/2030          Aaa       3,905        711,921

Oklahoma Hsg Fin Agy Sing Fam
Rev Mtg Ser B-2 AMT                     Zero Coupon    9/1/2030          Aaa       9,585      2,026,748

Prince Georges Cnty MD Hsg
Single Fam Ser A AMT(11)                       6.15%   8/1/2019          AAA         115        123,625

St. Paul MN Hsg & Redev Auth
Elderly Hsg Franciscan Hlth(7)(10)             5.35% 11/20/2027          AAA         135        140,234

Tennessee Hsg Dev Agy Mtg Fin
Ser A                                          5.95%   7/1/2028           A1       1,110      1,138,627

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Tennessee Hsg Dev Agy Mtg Fin
Ser A AMT                                     7.125%   7/1/2026           A1  $      130  $     135,428

Vermont Hsg Fin Agy Sing Fam
Hsg Ser 16A AMT(9)                             5.50%  11/1/2021          AAA       3,500      3,635,555

Washington St Hsg Fin Cmnty
Sing Fam Prog Ser A-2 AMT(11)                  6.30%  12/1/2027          Aaa         660        694,690

West Virginia St Hsg Dev Fd
Hsg Fin Ser B AMT                              5.25%  11/1/2018          AAA       2,345      2,414,295

Wyoming Cmnty Dev Auth Hsg Rev
Ser 2 AMT                                      6.35%   6/1/2029           AA         310        326,796

Wyoming Cmnty Dev Auth Hsg Rev
Ser 5                                          5.90%   6/1/2017           AA         500        539,557
                                                                                          -------------
TOTAL                                                                                        45,899,247
                                                                                          -------------

INDUSTRIAL 7.44%

Butler AL Ind Dev Brd Solid
Wst Disp Rev James Rvr Pj AMT                  8.00%   9/1/2028          BB+       1,500      1,514,790

California Statewide Cmnty Dev
United Airlines Ser A AMT                      5.70%  10/1/2033           Ca       1,000        259,910

Chicago IL O'hare Intl Arpt
Spl Fac Rev Untd Air Pj Ser C                  6.30%   5/1/2016           Ca       2,460        393,698

Clark Cnty NV Ind Dev Rev
Nevada Pwr Co Pj-A-ACA-CBI(1)                  5.60%  10/1/2030            A       4,900      4,938,514

Clark Cnty NV Ind Dev Rev
PA Ser 349 RIBs AMT                           8.862%  10/1/2030            A       7,500      7,617,900

Clark Cnty NV Ind Dev Rev
Ser C AMT(2)                                   5.95%  12/1/2038          AAA       3,320      3,670,957

Connecticut St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                 7.00%   7/1/2025          AAA       2,500      2,786,325

Effingham Cnty GA Dev Auth
Fort James Pj AMT                             5.625%   7/1/2018          BB+       1,000        844,630

Jacksonville FL Swr & Solid
Wst Disp Fac Rev Anheuser AMT                 5.875%   2/1/2036           A+         500        517,605

MI St Strategic Fund Ltd Oblig
Detroit Edison Poll Ctl B AMT                  5.65%   9/1/2029           A-       3,645      3,731,897

Moraine OH Solid Waste Disp
General Motors Corp Pj AMT                     5.65%   7/1/2024         BBB+         450        498,006

Northern Tob Secu Corp AK
Asset Bkd Bds                                  5.50%   6/1/2029            A         500        477,120

Rhode Island St Eco Dev
Providence Place Mall(3)                      6.125%   7/1/2020           AA         550        637,252

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                7.375%  10/1/2020          AA+         650        851,117

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Tobacco Settlement Fin Corp                    6.00%   6/1/2037            A  $    2,000  $   1,986,520

Tobacco Settlement Fin Corp
Ser A                                          6.00%   6/1/2023            A       5,000      5,046,950

Tobacco Settlement Rev Mgmt
Auth SC Ser B AMT                             6.375%  5/15/2028            A       6,500      6,557,005

Tulsa OK Mun Arpt Term Rev
Ser B AMT                                      6.00%   6/1/2035           B2       1,500      1,125,255

Wyandotte Cnty KS City KS
Univ Govt Ref GM Grp Pj                        6.00%   6/1/2025         BBB+       1,900      2,016,204
                                                                                          -------------
TOTAL                                                                                        45,471,655
                                                                                          -------------

LEASE 5.75%

Arizona ST Ctfs Partn
Ser A(12)                                      5.00%  11/1/2020          AAA         200        210,890

Bemidji MN Lease Rev
MN St Bureau Criminal Appreh(12)               5.75%  12/1/2018          Aaa         555        617,465

Bemidji MN Lease Rev
MN St Bureau Criminal Appreh(12)               5.75%  12/1/2019          Aaa         315        350,636

Boise City ID Lease Rev
Urban Renewal ADA Cnty Courts(2)               6.25%  8/15/2019          AAA       7,385      8,732,467

Grand Rapids MI Pub Sch(12)                    5.00%  11/1/2021          AAA         250        261,268

Henrico Cnty VA Econ Dev Auth
Pub Fac Lease Rev Jail Pj                     6.125%  11/1/2019           AA       1,000      1,176,850

KY St Ppty & Bldgs Commn Revs
Ref Road FD Pj # 73-2nd Ser(9)                 5.00%  11/1/2021          AAA         500        523,775

Murray City UT Mun Bldg Auth
Ser A(2)                                       5.30%  12/1/2021          Aaa       2,925      3,235,109

Nelson Cnty VA Ind Dev Auth
Lease Rev(2)                                   5.00%  8/15/2028          AAA         900        933,426

Omaha Convention Hotel Corp.
Convention Ctr Ser A(2)                       5.125%   4/1/2032          AAA      10,000     10,369,000

Providence RI Redev Agy Rev
Pub Safety & Mun Bldgs Ser A(2)                5.75%   4/1/2029          Aaa         415        463,854

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                           5.50%   8/1/2029         Baa3       2,000      2,176,280

Spartanburg Cnty SC Sch Dist
McCarthy Teszler Pj                            5.00%   3/1/2022          AAA       1,000      1,041,050

West Vy City Utah Mun Bldg(2)                  5.50%   8/1/2027          AAA       1,000      1,073,720

Wyoming Bldg Corp Rev(2)                       6.00%  10/1/2019          AAA       1,425      1,668,219

Wyoming Bldg Corp Rev(2)                       6.00%  10/1/2021          AAA       2,000      2,326,220
                                                                                          -------------
TOTAL                                                                                        35,160,229
                                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
MISCELLANEOUS 3.38%

CO Ed & Cultural Fac Auth Rev
Colorado Public Radio                         5.625%   7/1/2022          BBB  $      100  $     104,061

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)                  5.50%   7/1/2020          AAA         700        761,747

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)                  5.75%   7/1/2015          AAA       1,500      1,722,075

Indiana Bd Bk Rev
St Revolving Fund Prog Ser A                   6.75%   2/1/2017          AAA         500        558,515

Louisiana Loc Govt Envir Fac
Pkg Fac Garage Pj Ser A(2)                    5.375%  10/1/2026          AAA       1,700      1,801,286

Manchester NH Hsg & Redev Auth
Rev Ser B(1)                            Zero Coupon    1/1/2019         Baa3       2,270        959,779

Manchester NH Hsg & Redev Auth
Rev Ser B(1)                            Zero Coupon    1/1/2022         Baa3       4,640      1,576,162

Manchester NH Hsg & Redev Auth
Rev Ser B(1)                            Zero Coupon    1/1/2023         Baa3       4,340      1,366,666

Manchester NH Hsg & Redev Auth
Rev Ser B(1)                            Zero Coupon    1/1/2026         Baa3       5,140      1,339,433

Manchester NH Hsg & Redev Auth
Rev Ser B(1)                            Zero Coupon    1/1/2029         Baa3       3,040        662,568

MS Dev Bk Spl Oblig
Batesville(9)                                  4.75%   7/1/2022          AAA       2,600      2,618,304

MS Dev Bk Spl Oblig
Cap Pjs & Equip Acquisition(2)                 5.00%   7/1/2024          AAA       2,000      2,126,160

SC Jobs Econ Dev Auth Rev
Sr Myrtle Beach Conv Ser A                    6.625%   4/1/2036         BBB-         800        816,368

St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                 7.875%  12/1/2024         BBB-*      3,500      3,582,180

Virginia St Pub Bldg Auth
Pub Fac Rev Ser A                              5.75%   8/1/2020          AA+         600        679,408
                                                                                          -------------
TOTAL                                                                                        20,674,712
                                                                                          -------------

POWER 6.25%

Grant Cnty WA Pub Util
Dist #2 Pr Rap Hydro 2nd Ser B AMT(12)        5.375%   1/1/2018          AAA         300        324,021

Hamilton OH Elec Sys Mtg Rev
Ser B(6)                                       6.30% 10/15/2025          AAA       7,555      7,717,659

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(12)               6.60%   1/1/2025          AAA         135        148,091

HI St Dept Bdg & Fin Spl Purp
Rev AMT                                       5.538% 12/15/2023          BBB       4,000      3,586,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Long Island Pwr Auth NY Elec
Rites PA 686 RIBs(12)                         9.106%  12/1/2022          AAA  $    5,500  $   5,709,440

Los Angeles CA Wtr & Pwr Rev
Pwr Sys Ser A-A1(9)                            5.25%   7/1/2020          AAA       2,600      2,837,666

Milwaukee WI Loc Dist Heating
Fac Rev WI Elec Pwr Co Pj AMT                  6.85%  10/1/2021            A       4,100      4,187,289

North Carolina Muni Pwr Agy
#1 Catawba Elec Rev(1)                         5.00%   1/1/2015            A       3,475      3,535,222

Northern Muni Pwr Agy MN
Elec Sys Rev Ser B(2)                          5.50%   1/1/2018          AAA       1,800      1,846,692

Piedmont Muni Pwr Agy SC Elec
Rev Ser A(12)                                  4.75%   1/1/2025          AAA       5,660      5,711,449

South Carolina St Pub Svc(9)                   5.25%   1/1/2019          AAA         950      1,037,524

Western Generation Agy OR Rev
Wauna Cogeneration Ser B AMT                   7.40%   1/1/2016           BB*      1,500      1,573,695
                                                                                          -------------
TOTAL                                                                                        38,214,948
                                                                                          -------------

PRE-REFUNDED 5.98%

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)          Zero Coupon    8/1/2015          AAA       1,000        593,410

Cumberland Cnty NC Ctfs Partn
Civic Ctr Proj Ser A(2)                        6.40%  12/1/2019          AAA       2,800      3,142,888

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                     6.00%   6/1/2030          AA-       3,500      4,238,920

Glendale AZ Dev Auth Ed Fac
Rev Amer Graduate Sch Intl(5)                 7.125%   7/1/2020          AAA       1,000      1,154,670

Houston TX Wtr & Swr Sys Rev
Ser D(12)                                     6.125%  12/1/2029          AAA       1,400      1,535,576

Indiana St Ed Fac Auth Rev                     6.65%   3/1/2019          Aaa         860        939,077

Iowa Fin Auth Rev ETM                          5.25%  8/15/2021          AA-         235        250,230

Iowa Fin Auth Rev
IA St Revolving Fd Comb Ser                    6.25%   5/1/2024           A+       3,400      3,684,036

Kilmarnock VA Pub Impt                         6.25%   3/1/2027         BBB+*      1,430      1,650,964

Lauderdale Cnty & Florence AL
Hlthcare Auth Rev(12)                          5.75%   7/1/2019          AAA       2,000      2,319,020

Missouri St Envr Impt & Enrg
Prerefunded St Revolv FD Ser B                 7.20%   7/1/2016          Aaa       1,965      2,197,931

NJ St Transn Tr Fd
Auth Transn Sys Ser B                          6.00%  6/15/2019          AA-       2,550      3,056,838

North Providence RI Ser A(12)                 6.125%   7/1/2016          AAA       1,410      1,665,816

Ohio St                                        6.20%   8/1/2013          AA+         750        856,620

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Phoenix AZ Civic Impt Corp(6)                  6.00%   7/1/2024          AAA  $    2,400  $   2,894,712

Puerto Rico Comwlth Pub
Impt RIBs                                     9.998%   7/1/2029           A-         750        942,135

University NM Tech Dev Corp
Lease Rev Univ Ctr Res Ser A(12)               6.55%  8/15/2025          AAA       1,410      1,569,372

Weber Cnty UT Mun Bldg Auth
Lease Rev(3)                                   7.50% 12/15/2019          AAA       2,250      2,581,875

White Hsg Util Dist TN
Robertson/Sumner Cntys Wtr/Swr(9)              6.00%   1/1/2026          Aaa       1,090      1,299,095
                                                                                          -------------
TOTAL                                                                                        36,573,185
                                                                                          -------------

RESOURCE RECOVERY 0.68%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                                   6.40%   1/1/2015          AAA         900        965,151

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving B                  7.20%   7/1/2016          Aaa       1,285      1,422,341

MS Dev Bk Spl Oblig
Waste Wtr & Solid Waste Mgmt-A(9)              5.00%   2/1/2028          AAA       1,750      1,791,020
                                                                                          -------------
TOTAL                                                                                         4,178,512
                                                                                          -------------

SPECIAL TAX 3.34%

Cache Cnty UT Sales Tax Rev(6)                 5.00% 12/15/2022          AAA       1,970      2,054,021

Illinois Sports Fac Auth
St Tax Supported(2)                     Zero Coupon   6/15/2030          AAA       4,250      2,980,143

Illinois Sports Fac Auth
St Tax Supported(2)                            5.00%  6/15/2032          AAA       3,750      3,881,813

Illinois Sports Fac Auth
St Tax Supported Cap Apprec(2)          Zero Coupon   6/15/2025          AAA       3,750      1,179,750

Larimer Cnty CO Sales & Use
Tax Rev Fairgrounds & Events(12)               5.00% 12/15/2019          AAA         750        799,320

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                           5.125%  11/1/2029          AAA       2,000      2,077,300

Memphis-Shelby Cnty TN Sports
Memphis Arena Pj(2)                            5.25%  11/1/2023          AAA       1,765      1,868,305

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                   5.50%  6/15/2020          Aaa         850        934,652

Portland OR Urb Ren & Redev
Downtown Waterfront Ser A(2)                   5.75%  6/15/2019          Aaa       1,500      1,723,230

Salida CA Area Pub Fac Fin Agy
Cmnty Fac Dist Spl Tax #1998-1(9)              5.25%   9/1/2028          AAA         355        376,488

San Juan Cnty NM Tax / Motor
Ref & Impt(12)                                 5.25%  5/15/2022          AAA         490        521,149

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
West Virginia St
Pub Svc of Pj(12)                              5.75%   6/1/2025          AAA  $    1,800  $   2,021,813
                                                                                          -------------
TOTAL                                                                                        20,417,984
                                                                                          -------------

TRANSPORTATION 5.66%

Billings MT Arpt Rev AMT(12)                   6.10%   7/1/2016          AAA         190        220,791

Billings MT Arpt Rev AMT(12)                   6.20%   7/1/2020          AAA       2,775      3,202,683

Delaware Transn Auth Trans Sys
Rev Sr                                         6.00%   7/1/2020          Aa3       6,215      7,442,400

Denver CO City & Cnty Arpt
Rev Ser A AMT(6)                               5.00% 11/15/2017          AAA       1,000      1,046,140

Denver CO City & Cnty Arpt
Rev Ser A AMT(2)                              5.625% 11/15/2023          AAA       2,995      3,202,913

Denver CO City & Cnty Arpt
Rev Ser D(12)                                  5.50% 11/15/2025          AAA       1,345      1,416,527

Houston TX Arpt Sys Rev
Sub Lien Ser A AMT(6)                          5.50%   7/1/2012          AAA       1,610      1,833,693

Houston TX Arpt Sys Rev
Sub Lien Ser A AMT(9)                          5.70%   7/1/2030          AAA       2,615      2,704,511

Massachusetts St Port Auth
PFC Ser A(9)                                  5.125%   7/1/2017          AAA         225        237,443

Michigan St Trunk Line
Ref Ser A(12)                                  4.75%  11/1/2020          AAA         800        821,024

Minneapolis & St. Paul MN Met
Comm Arpt Rev Sub Ser C(6)                     5.25%   1/1/2026          AAA         150        157,140

NW Pkwy Pub Hwy Auth CO Rev
Cap Apprec Sr Ser B(9)                  Zero Coupon   6/15/2028          AAA      10,000      2,290,800

Port Kalama WA Rev
Ser B AMT                                     5.625%  12/1/2015           A3       1,025      1,073,790

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B(9)                       6.00%   7/1/2026         Baa1       1,500      1,631,445

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs                  10.29%   7/1/2026          AAA         500        602,700

Rhode Island St Eco Corp
Arpt Rev Ser B(6)                              6.00%   7/1/2020          AAA       1,210      1,402,281

Rhode Island St Eco Corp
Arpt Rev Ser B(6)                              6.00%   7/1/2028          AAA       1,200      1,373,268

Richland Lexington SC Arpt
Columbia Met Arpt Ser A(9)                     5.00%   1/1/2026          AAA         400        411,608

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT                 6.125%   1/1/2027          AAA         500        557,905

Santa Rosa Bay FL Bdg Auth Rev(9)              6.25%   7/1/2028           B-       1,040        676,728

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Santa Rosa Bay FL Bdg Auth Rev(1)              6.25%   7/1/2028           B1  $    1,025  $   1,058,253

St. Louis MO Arpt Rev
Airport Dev Prog Ser A(12)                     5.00%   7/1/2020          AAA       1,200      1,257,936
                                                                                          -------------
TOTAL                                                                                        34,621,979
                                                                                          -------------

WATER/SEWER 6.01%

Arkansas St Cmnty Wtr Sys Pub
Wtr Auth Rev Ref Ser B(6)                      4.75%  10/1/2037          AAA       3,000      3,004,740

Baltimore MD Rev
Water Pj Ser A(9)                              6.00%   7/1/2018          AAA         285        341,501

Baltimore MD Rev
Water Pj Ser A(9)                              6.00%   7/1/2020          AAA         275        329,519

Beaufort Jasper SC Wtr & Swr
Auth Wtrwks & Swr Sys Rev(9)                   5.00%   3/1/2026          AAA         400        413,020

Benton AK Utils Rev(2)                         5.00%   9/1/2030          Aaa         135        137,959

Brighton Township MI San Sew
Drainage Dist(9)                               5.25%  10/1/2018          AAA       1,615      1,721,848

Broad River NC Wtr Auth(12)                   5.375%   6/1/2026          Aaa         400        427,432

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(12)               5.25%   9/1/2020          Aaa         320        346,461

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(12)               5.25%   9/1/2021          Aaa       1,025      1,102,008

Chisholm Creek Util Auth KS
Bel Aire & Park City KS Proj(12)               5.25%   9/1/2023          Aaa         445        472,163

Clarksburg WV Wtr Rev(6)                       5.25%   9/1/2019          AAA       1,500      1,632,675

Detroit MI Wtr Supply Sys
Sr Lien Ser A(6)                               5.75%   7/1/2028          AAA       1,500      1,699,035

Gainesville GA Wtr & Sew Rev(9)               5.375% 11/15/2020          AAA       3,000      3,285,990

Gautier MI Util Dist Util Sys
Rev Ref(6)                                    5.125%   3/1/2019          Aaa         425        453,581

Grand Forks ND Wtr Rev Ser D(12)              5.375%   9/1/2020          Aaa       1,150      1,236,906

Iowa City IA Swr Rev(9)                       5.375%   7/1/2020          Aaa         620        662,358

Jefferson Cnty AL Swr Rev
Cap Impt Wts Ser B(6)                          5.00%   2/1/2041          AAA       1,000      1,021,750

Jefferson Cnty AL Swr Rev
Cap Impt Wts Ser B(6)                         5.125%   2/1/2042          AAA       2,000      2,074,120

Kansas St Dev Fin Auth Rev
Pub Wtr Supply Revolving Ln-2                  4.75%   4/1/2018          Aa3       1,180      1,220,911

Met Govt Nashville & Davidson
Wtr/Swr Ref(6)                                 4.75%   1/1/2022          AAA         885        897,948

Midlothian TX Wtr Dist(9)               Zero Coupon    9/1/2022          AAA       2,000        748,140

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
New York NY City Muni Wtr Fin
Auth Wtr & Swr Sys Rev Ser A                   5.50%  6/15/2023           AA  $    1,050  $   1,096,704

Ohio St Wtr Dev Auth Rev
Ref Fresh Wtr Ser B(9)                         5.50%   6/1/2021          AAA       1,215      1,409,242

Oregon St Brd Bk Rev
OR Econ Cmnty Dev Dept Ser A(12)               5.50%   1/1/2017          AAA         570        630,756

Paragould AR Wtr Swr & Elec Rev(2)             5.65%  12/1/2025          AAA         615        668,068

Rockingham NC Ctfs Partn(2)                    5.00%   4/1/2020          AAA       1,405      1,492,251

South Dakota Conservancy Dist(2)               5.00%   8/1/2022          Aaa       2,700      2,803,275

South Dakota Conservancy Dist
Rev Clean Wtr St Revolving Fd(2)               5.00%   8/1/2022          Aaa         500        517,650

Utah Wtr Fin Agy Rev
Pooled LN Fing Prog(2)                        5.125%   7/1/2023          Aaa       1,000      1,043,180

WV St Wtr Dev Auth Rev
Loan Prog III Ser A AMT(2)                     6.25%   7/1/2030          AAA       1,470      1,664,466

WV Wtr Dev Auth
Infrastructure Rev Ser A(9)                   5.625%  10/1/2026          AAA       1,555      1,682,215

Wyandotte Cnty Kansas City
Uni Govt Util Sys Rev(12)                      4.50%   9/1/2028          AAA         140        137,472

York Cnty VA Swr Rev                          5.875%   6/1/2024          Aa3         330        369,821
                                                                                          -------------
TOTAL                                                                                        36,745,165
                                                                                          -------------
TOTAL MUNICIPAL BONDS (COST $563,299,279)                                                   603,246,276
                                                                                          =============

                                                                                  SHARES
                                                                                   (000)
                                                                              ----------
SHORT-TERM INVESTMENTS 0.44%
FINANCIAL: MISCELLANEOUS 0.44%

Dreyfus Municipal Cash Management Plus Insurance Shares                            2,705      2,704,780

SSGA Tax Free Money Market                                                             6          6,378
                                                                                          -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $2,711,158)                                                2,711,158
                                                                                          =============
TOTAL INVESTMENTS 99.09% (Cost $566,010,437)                                              $ 605,957,434
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 98.47%

EDUCATION 9.31%

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Mech Arts                  5.25%  10/1/2026           A3  $    1,000  $   1,051,920

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Mech Arts                  5.30%  10/1/2032           A3       1,185      1,248,385

Abag Fin Auth For Nonprofit
Corps CA Rev Sch of Sacred Hrt                 6.45%   6/1/2030         Baa3       1,000      1,101,470

California Ed Fac Auth Rev
Fresno Pacific Univ Ser A                      6.75%   3/1/2019         Baa3       1,250      1,429,575

California Ed Fac Auth Rev
Loyola-Marymount Univ(12)                      5.00%  10/1/2024          Aaa         775        816,122

California Ed Fac Auth Rev
Pepperdine Univ                                5.75%  9/15/2030           A1       2,000      2,221,880

California Ed Fac Auth Rev
Res Ctfs Ser 113 RIBs                          8.52%  12/1/2027          AAA       2,525      2,850,826

California Ed Fac Auth Rev
Scripps College                                5.25%   8/1/2021           A1         425        455,987

California Ed Fac Auth Rev
Scripps College                                5.25%   8/1/2026           A1       1,145      1,205,215

California Ed Fac Auth Rev
Univ of San Diego(2)                           5.00%  10/1/2028          Aaa       1,250      1,301,650

California Ed Fac Auth Rev
Univ of San Francisco(12)                      6.00%  10/1/2016          AAA          75         86,870

California Ed Fac Auth Rev
Univ of San Francisco(12)                      6.00%  10/1/2026          AAA       2,565      2,918,021

California St Univ Fndtn Rev
Monterey Bay(12)                               5.30%   6/1/2022          AAA         250        269,780

California St Univ Fndtn Rev
Sacramento Auxiliary Ser A(12)                 5.50%  10/1/2027          AAA         500        551,750

California Statewide Cmntys
Dev Auth Aux Fndtn CA St Univ(12)              5.20%   6/1/2024          AAA         525        553,592

California St Univ Rev &
College Hsg Sys(6)                             5.90%  11/1/2021          AAA       1,045      1,162,343
                                                                                          -------------
TOTAL                                                                                        19,225,386
                                                                                          -------------

GENERAL OBLIGATION 29.94%

Anaheim CA Unified High Sch
Dist Ser A(9)                                  5.00%   8/1/2025          AAA       1,000      1,051,470

Antelope Valley CA Unified
High Sch(12)                                   5.00%   8/1/2022          AAA       2,180      2,310,865

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Barstow CA Unified Sch Dist
Ser A(6)                                       5.00%   8/1/2026          Aaa  $    2,500  $   2,626,650

Berryessa CA Unified Sch Dist
Election of 1999 Ser B(9)                      5.25%   8/1/2019          AAA       1,015      1,123,666

California St(12)                              5.00%   2/1/2022          AAA       2,900      3,054,454

California St(6)                               5.25%   9/1/2030          AAA         990      1,056,568

California St Veterans Ser B AMT               5.70%  12/1/2032           A1       1,000      1,033,660

Capistrano CA Unified Sch
Dist Fac Impt Dist #1 Ser A(6)                 6.00%   8/1/2024          AAA       2,500      2,842,350

Chaffey CA Unified High Sch
Dist Ser C(9)                                  5.00%   5/1/2027          AAA       1,980      2,084,683

El Monte CA City Sch Dist Ser A(9)             6.25%   5/1/2025          AAA       1,230      1,421,068

Fremont CA Unified High Sch
Dist Santa Clara Cnty Ser B(6)                 5.25%   9/1/2025          AAA       1,000      1,070,020

Los Angeles CA Cmnty College
Ser A(12)                                      5.00%   6/1/2026          AAA       2,375      2,485,247

Mojave CA Unified Sch Dist
Sch Fac Impt Dist #001(6)                      5.00%   8/1/2024          AAA       1,060      1,115,427

Monrovia CA Unified Sch
Dist Cap Apprec Ser B(6)                Zero Coupon    8/1/2032          AAA       5,250      1,165,553

Montebello CA Unified
Sch Dist(9)                                    5.00%   8/1/2020          AAA         350        375,249

Mount Pleasant CA Elem Sch
Dist 1998 Election Ser C(9)                    5.50%   3/1/2026          AAA         465        512,114

Nevada Jt Unified High Sch
Dist Ser A(9)                                  5.00%   8/1/2026          AAA       1,000      1,050,660

Newark CA Unified Sch Dist
Cap Apprec Elec of 1997 Ser D(9)        Zero Coupon    8/1/2026          AAA       5,000      1,478,250

Oakland CA Unified Sch Dist
Alameda Cnty(6)                                5.00%   8/1/2026          AAA       5,170      5,431,912

Oxnard CA Unified High Sch
Dist Ref Ser A(12)                             6.00%   2/1/2020          AAA         650        777,803

Oxnard CA Unified High Sch
Dist Ref Ser A(12)                             6.20%   8/1/2030          AAA       3,000      3,565,770

Pittsburg CA Redev Agy Los
Los Medanos Cmnty Dev Pj(12)            Zero Coupon    8/1/2026          AAA       3,500      1,046,885

Pittsburg CA Unified Sch Dist
Ser E (9)                                      6.00%   8/1/2024          AAA       1,380      1,552,224

Placer CA Union High Sch Dist
Cap Apprec Ser A(6)                     Zero Coupon    8/1/2020          AAA       2,000        866,080

Pomona CA Unified Sch Dist(12)                 6.15%   8/1/2030          AAA       1,000      1,212,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
Pomona CA Unified Sch Dist
Ser A(12)                                      6.55%   8/1/2029          AAA  $    1,000  $   1,328,840

Puerto Rico Comwlth Pub Impt(9)                4.50%   7/1/2023          AAA         500        503,550

San Diego CA Unified Sch
Dist Election 1998 Ser D(6)                    5.00%   7/1/2027          AAA       1,500      1,574,235

San Gabriel CA Unified Sch
Dist Ser A(9)                                  5.00%   8/1/2024          AAA       2,725      2,867,490

San Juan CA Unified Sch Dist(6)         Zero Coupon    8/1/2023          AAA       1,000        356,790

San Mateo CA Unified High Sch
Dist(6)                                 Zero Coupon    9/1/2026          AAA       2,000        602,680

San Mateo Cnty CA Cmnty Cllg
Dist Elec of 2001 Ser A(6)                     5.00%   9/1/2026          AAA       1,000      1,051,020

Santa Cruz CA City Elem Sch
Dist Ser B(6)                                  6.00%   8/1/2029          AAA       2,500      2,856,800

Saugus CA Unified Sch Dist Ser A(6)            4.75%   8/1/2027          AAA       4,000      4,056,240

Saugus CA Unified Sch Dist Ser A(6)            5.00%   8/1/2023          AAA         500        526,965

Southwestern Cmnty College(2)                 5.375%   8/1/2025          AAA       1,500      1,645,005

Wiseburn CA Sch Dist Cap Ser A(6)              5.25%   8/1/2022          AAA       2,000      2,145,640
                                                                                          -------------
TOTAL                                                                                        61,826,133
                                                                                          -------------

HEALTHCARE 4.03%

Abag Fin Auth for Nonprofit
Corp CA Ctfs Partn Woods Oblig(1)              6.20%  11/1/2029            A         975      1,091,025

CA Infrastructure & Econ
Dev Bk Rev Kaiser Hosp Ser A                   5.50%   8/1/2031            A       1,300      1,342,757

CA Infrastructure & Econ
Dev Bk Rev Kaiser Hosp Ser B                   5.55%   8/1/2031            A       1,000      1,037,010

CA Infrastructure & Econ
Scripps Research Inst Ser A                    5.75%   7/1/2030          Aa3       1,500      1,657,575

Central CA JT Pwrs Health
Fin Auth Ctfs Partn Cmnty Hosp                 5.75%   2/1/2031         BBB+       1,000      1,027,510

Central CA JT Pwrs Health
Fin Auth Ctfs Partn Cmnty Hosp                 6.00%   2/1/2030         BBB+         750        783,338

Torrance CA Hosp Rev
Torrance Memorial Med Ctr SerA                 5.50%   6/1/2031           A+         800        832,160

Torrance CA Hosp Rev
Torrance Memorial Med Ctr SerA                 6.00%   6/1/2022           A+         500        544,645
                                                                                          -------------
TOTAL                                                                                         8,316,020
                                                                                          -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
HOUSING 2.70%

California Hsg Fin Agy Rev
Home Mtg Ser K AMT(12)                  Zero Coupon    2/1/2015          AAA  $    5,995  $   3,806,226

California Hsg Fin Agy Rev
Home Mtg Ser K AMT(12)                  Zero Coupon    2/1/2022          AAA       5,000      1,768,550
                                                                                          -------------
TOTAL                                                                                         5,574,776
                                                                                          -------------

INDUSTRIAL 7.52%

California Poll Ctrl Fin Auth
Rev Southern CA Ser B AMT(2)                   6.40%  12/1/2024          AAA      10,435     10,726,971

California Statewide Cmnty Dev
United Airlines Ser A AMT                      5.70%  10/1/2033          CCC       2,300        597,793

Tob Securitization Auth Lease
Rev Spl Fac Asset Bkd Bd Ser A                 5.25%   6/1/2031            A         750        727,253

Tob Securitization Auth Lease
Rev Spl Fac No CA Tob Stlmt                    5.00%   6/1/2028            A       3,500      3,474,730
                                                                                          -------------
TOTAL                                                                                        15,526,747
                                                                                          -------------

LEASE 5.93%

California St Pub Wk Brd Lease
Rev Dept Gen Svcs Teale Data(2)                5.25%   3/1/2020          AAA       1,000      1,093,090

Chula Vista CA Ctfs Partn(12)                  5.00%   8/1/2023          AAA       1,205      1,277,903

Inglewood CA Pub Fin Auth Rev
Ser A(2)                                       5.25%   8/1/2021          AAA         600        649,794

Orange Cnty CA Recovery Ctfs
Partn Residual Ser 128 RIBs(12)                9.86%   7/1/2019          AAA**     2,500      3,132,800

Orange Cnty CA Recovery Ctfs
Partn Ser A(12)                                6.00%   7/1/2026          AAA         750        849,382

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                           5.50%   8/1/2029         Baa3       1,000      1,088,140

Sacramento CA City Fin
Auth Rev Cap Impt Ser A(2)                     5.00%  12/1/2020          AAA       2,000      2,130,000

Sacramento CA City Fin
Auth Rev Cap Impt Ser A(2)                     5.00%  12/1/2026          AAA         900        941,130

Santa Ana CA Unified Sch Dist
Ctfs Partn Fin Pj(9)                    Zero Coupon    4/1/2019          AAA       2,295      1,075,207
                                                                                          -------------
TOTAL                                                                                        12,237,446
                                                                                          -------------

MISCELLANEOUS 1.32%

CA Infrastructure & Econ
Bk Rev Asian Museum Fdtn(12)                   5.25%   6/1/2030          AAA         115        119,210

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                     RATING:   PRINCIPAL
                                           INTEREST    MATURITY       S&P OR      AMOUNT
INVESTMENTS                                    RATE        DATE   MOODY'S(a)       (000)          VALUE
-------------------------------------------------------------------------------------------------------
CA Infrastructure & Econ
Bk Rev YMCA Metropolitan LA Pj(2)              5.25%   2/1/2026          AAA  $    2,000  $   2,155,260

Oakland CA JT Pwrs Fin
Auth Reassmt Rev                               5.50%   9/2/2024           A-         415        444,361
                                                                                          -------------
TOTAL                                                                                         2,718,831
                                                                                          -------------

POWER 8.24%

Colton CA Pub Fin Auth Rev
Elec Generation Fac Pj(2)                      4.75%   4/1/2026          AAA       1,000      1,014,510

Los Angeles CA Wtr & Pwr Rev
Pwr Sys-A-A-1(12)                              5.00%   7/1/2024          AAA         850        879,929

M-S-R Pub Pwr Agy CA
San Juan Pj Rev Ref Ser I(12)                  5.00%   7/1/2018          AAA       1,000      1,080,780

M-S-R Pub Pwr Agy CA
San Juan Pj Rev Ser D ETM(12)                  6.75%   7/1/2020          AAA         990      1,276,397

Northern CA Transmission Rev RIBs(12)         9.043%  4/29/2024          AAA       8,500      9,108,430

Sacramento CA Muni Util Dist
Elec Rev Ser N(12)                             5.00%  8/15/2028          AAA       3,500      3,657,850
                                                                                          -------------
TOTAL                                                                                        17,017,896
                                                                                          -------------

PRE-REFUNDED 5.62%

California Ed Fac Auth Rev
Pooled College/Univ Ser C ETM                  6.50%   6/1/2020         Baa3       3,000      3,801,330

Metro Wtr Dist Southern CA
Wtr Wks Rev RIBs                             10.227%   8/5/2022           AA       7,300      7,794,283
                                                                                          -------------
TOTAL                                                                                        11,595,613
                                                                                          -------------

RESOURCE RECOVERY 1.08%

California Poll Ctrl Fin Auth
Rev Pacific Gas/Elec Ser A AMT(12)             5.35%  12/1/2016          AAA       2,000      2,226,000
                                                                                          -------------

SPECIAL TAX 8.93%

Concord CA Redev Agy Tax Alloc
Ser 3(4)                                       8.00%   7/1/2018          AAA          35         35,556

Csuci Fin Auth Rev CA
East Campus Cmnty Ser A(12)                    5.25%   9/1/2026          AAA       5,500      5,795,735

Empire Unified CA Sch Dist Spl
Tax Cmnty Fac Dist #1987-1-A(2)         Zero Coupon   10/1/2023          AAA       1,665        589,177

Empire Unified CA Sch Dist Spl
Tax Cmnty Fac Dist #1987-1-A(2)         Zero Coupon   10/1/2024          AAA       1,665        554,744

Empire Unified CA Sch Dist Spl
Tax Cmnty Fac Dist #1987-1-A(2)         Zero Coupon   10/1/2025          AAA       1,665        526,523

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Los Angeles Cnty CA Met Trans
Auth Sales Prop A-1St Sr-Ser A(9)                      5.00%       7/1/2027            AAA     $     400     $      419,796

Murrieta CA Redev Agy Tax
Redev Pj(12)                                           5.00%       8/1/2032            AAA         1,800          1,900,350

Rnr Sch Fin Auth CA Spl Tax
Cmnty Fac Dist #92-1 Ser A(2)                         5.625%       9/1/2030            AAA         3,985          4,423,948

Salida CA Area Pub Fac Fin Agy
Cmnty Fac Dist Spl Tax #1998-1(9)                      5.25%       9/1/2028            AAA           900            954,477

San Francisco CA Bay Area
Rapid Tran Dist Sales Tax Rev(2)                       5.00%       7/1/2026            AAA         3,100          3,242,755
                                                                                                             --------------
TOTAL                                                                                                            18,443,061
                                                                                                             --------------

TRANSPORTATION 8.23%

Port Oakland CA Port Rev Ser J(12)                     5.50%      11/1/2026            AAA         5,000          5,493,550

San Francisco CA City & Cnty
Arpt Commn Rev Ser Issue 2(12)                         6.75%       5/1/2020            AAA         3,230          3,388,496

San Francisco CA City & Cnty
Arpt Commn Rev Ser Issue 6 AMT(2)                      6.50%       5/1/2018            AAA         4,500          4,863,915

San Francisco CA City & Cnty
Aprt Commn Ser 2 Issue 15A AMT(9)                      5.00%       5/1/2017            AAA         2,000          2,124,580

San Francisco CA City & Cnty
Arpt Lease SFO Fuel Ser A AMT(9)                      6.125%       1/1/2027            AAA           500            557,905

San Francisco CA City & Cnty
Commn Intl Arpt Rev AMT(9)                             5.75%       1/1/2014            AAA           500            572,165
                                                                                                             --------------
TOTAL                                                                                                            17,000,611
                                                                                                             --------------

WATER/SEWER 5.62%

East Bay CA Muni Util Dist
Wst Wtr Treatment Sys Rev RIBs(2)                      9.17%       6/1/2020            AAA         2,050          2,201,475

El Monte CA Wtr Auth Rev(2)                            5.60%       9/1/2029            AAA         2,000          2,216,960

Imperial CA Ctfs Partn
Ref Wtr Fac(6)                                         5.00%     10/15/2020            AAA         3,250          3,507,465

Palo Alto CA Util Rev Ser A                            6.25%       6/1/2020            Aa2         1,610          1,749,281

San Luis Opispo Cnty CA Ser A(12)                     5.375%       8/1/2030            AAA         1,800          1,928,574
                                                                                                             --------------
TOTAL                                                                                                            11,603,755
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (COST $189,036,972)                                                                       203,312,275
                                                                                                             ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 0.61%

FINANCIAL SERVICES 0.61%

Dreyfus General California Municipal
  Money Market Fund (Cost $1,254,791)                                                              1,255     $    1,254,791
                                                                                                             ==============
TOTAL INVESTMENTS 99.08% (Cost $190,291,763)                                                                 $  204,567,066
===========================================================================================================================

SCHEDULE OF INVESTMENTS
CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                                   (000)
                                                                                               ---------
MUNICIPAL BONDS 101.25%

EDUCATION 22.57%

CT St Hlth & Ed Fac Auth Rev
Brunswick Sch Ser A(12)                                5.00%       7/1/2029            AAA     $     300            308,709

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(12)                                   5.00%       7/1/2032            AAA           775            803,660

CT St Hlth & Ed Fac Auth Rev
CT College Ser E(12)                                   5.25%       7/1/2022            AAA           400            429,544

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(12)                               5.25%       7/1/2019            AAA           600            658,956

CT St Hlth & Ed Fac Auth Rev
Fairfield Univ Ser I(12)                               5.50%       7/1/2029            AAA         1,235          1,320,413

CT St Hlth & Ed Fac Auth Rev
Gunnery Sch(3)                                         5.35%       7/1/2031             AA           695            723,995

CT St Hlth & Ed Fac Auth Rev
Loomis Chaffee Sch Ser D                               5.25%       7/1/2031             A2         2,750          2,888,903

CT St Hlth & Ed Fac Auth Rev
Miss Porters Sch Ser A                                 5.75%       7/1/2029             A+         3,200          3,472,096

CT St Hlth & Ed Fac Auth Rev
Quinnipiac College Ser E(1)(9)                         4.75%       7/1/2028            AAA         1,480          1,494,223

CT St Hlth & Ed Fac Auth Rev
Salisbury Sch Issue Ser A(3)                           4.75%       7/1/2028             AA           285            282,885

CT St Hlth & Ed Fac Auth Rev
Suffield Academy Ser A(12)                             5.40%       7/1/2027            AAA         1,350          1,422,306

CT St Hlth & Ed Fac Auth Rev
Taft Sch Issue Ser F                                   4.75%       7/1/2020            AA-           750            762,030

CT St Hlth & Ed Fac Auth Rev
Trinity College Ser E(12)                             5.875%       7/1/2026            AAA         1,000          1,090,560

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
CT St Hlth & Ed Fac Auth Rev
Trinity College Ser G(2)                               5.00%       7/1/2021            AAA     $   1,200     $    1,265,280

CT St Hlth & Ed Fac Auth Rev
Univ CT Fndtn Ser A                                   5.375%       7/1/2029             A+           210            218,589

CT St Hlth & Ed Fac Auth Rev
Univ Hartford Ser E(3)                                 5.25%       7/1/2032           Baa3         2,900          3,034,473

CT St Hlth & Ed Fac Auth Rev
Univ New Haven Issue D                                 6.70%       7/1/2026              A         1,000          1,070,730

CT St Hlth & Ed Fac Auth Rev
Unrefunded Bal Sacrd Hrt Ser C                         6.50%       7/1/2016           BBB-           275            296,709

University CT Ser A(6)                                5.625%       3/1/2020            AAA         1,000          1,113,470
                                                                                                             --------------
TOTAL                                                                                                            22,657,531
                                                                                                             --------------

GENERAL OBLIGATION 19.53%

Bridgeport CT Ser C(6)                                 4.75%      8/15/2021            AAA         1,000          1,024,680

Bridgeport CT Ser C(6)                                 5.00%      8/15/2020            AAA           500            525,930

CT St Ser A                                           5.625%      4/15/2020             AA         1,000          1,115,660

CT St Ser B                                            5.60%      6/15/2020             AA           250            276,793

CT St Ser D                                           5.125%     11/15/2018             AA         1,500          1,632,570

Hartford CT                                            6.50%     12/15/2005             A1           730            836,200

Monroe CT                                              6.60%      4/15/2005              A           100            111,913

Montville CT                                           6.70%      6/15/2009            Aa3           550            676,027

Montville CT                                           6.70%      6/15/2010            Aa3           575            715,795

New Haven CT(6)                                        5.00%      11/1/2019            AAA         1,085          1,167,200

New Haven CT Ser A(2)                                  5.00%      11/1/2021            AAA         1,000          1,053,380

Puerto Rico Comwlth Pub Impt                    Zero Coupon        7/1/2018           Baa1         2,035          1,044,708

Puerto Rico Comwlth Pub Impt Ref                      5.125%       7/1/2030            AAA         2,450          2,570,367

Puerto Rico Comwlth Pub Impt
Ser A                                                  5.00%       7/1/2027           Baa1         2,500          2,583,600

Redding CT                                             6.60%      4/15/2010            Aa1           100            123,883

Regional Sch Dist # 16 CT(6)                           5.00%       2/1/2020            Aaa           115            121,669

Voluntown CT                                           6.75%      10/1/2002             A3           100            100,000

Waterbury CT(9)                                       5.125%       4/1/2022            AAA         2,250          2,368,350

Waterbury CT Ser A(9)                                  5.00%       4/1/2019            AAA         1,250          1,329,650

Watertown CT                                           6.50%      6/15/2003            Aa3           100            103,516

West Haven CT(12)                                      6.50%      6/15/2006            AAA           100            115,658
                                                                                                             --------------
TOTAL                                                                                                            19,597,549
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 9.48%

CT St Dev Auth Rev
Duncaster Inc Pj(3)                                    4.75%       8/1/2032             AA     $     600     $      586,848

CT St Dev Auth Rev
Duncaster Inc Pj(3)                                   5.125%       8/1/2022             AA           500            515,695

CT St Hlth & Ed Fac
Auth Rev Bridgeport Hosp Ser A(12)                    6.625%       7/1/2018            AAA         1,250          1,276,875

CT St Hlth & Ed Fac Auth Rev
Bristol Hosp Ser B(3)                                  5.50%       7/1/2021             AA         1,000          1,078,840

CT St Hlth & Ed Fac Auth Rev
Catholic Hlth East Ser F(12)                          5.625%     11/15/2020            AAA           325            358,589

CT St Hlth & Ed Fac Auth Rev
Child Care Fac Prog Ser C(2)                          5.625%       7/1/2029            AAA         1,000          1,085,660

CT St Hlth & Ed Fac Auth Rev
Hosp For Spl Care                                      5.50%       7/1/2027            BBB         1,895          1,897,994

CT St Hlth & Ed Fac Auth Rev
St. Francis Hosp & Med(3)                              5.00%       7/1/2022             AA         1,000          1,031,830

CT St Hlth & Ed Fac Auth Rev
Waterbury Hosp Issue Ser C(3)                          5.75%       7/1/2029             AA           650            716,326

CT St Hlth & Ed Fac Auth Rev
Windham Cmnty Mem Hosp Ser C                           6.00%       7/1/2020           BBB-         1,000            966,040
                                                                                                             --------------
TOTAL                                                                                                             9,514,697
                                                                                                             --------------

HOUSING 7.33%

CT St Hsg Fin Auth
Hsg Mtg Fin Prog Ser B                                 6.75%     11/15/2023            AAA         1,605          1,641,160

CT St Hsg Fin Auth
Hsg Mtg Fin Prog Subser A-2                            5.35%     11/15/2022            AAA           500            523,845

CT St Hsg Fin Auth
Hsg Mtg Fin Prog Subser A-2                            5.50%     11/15/2022            AAA         1,000          1,046,630

CT St Hsg Fin Auth
Hsg Mtg Fin Ser C - 2 AMT                              6.00%     11/15/2020            AAA         1,000          1,075,650

CT St Hsg Fin Auth
Spl Oblig-Grp Home Mtg-GH-5(2)                         5.85%      6/15/2030            AAA           500            537,765

CT St Hsg Fin Auth
Subser B - 2 AMT                                       5.75%     11/15/2021            AAA         2,405          2,529,387
                                                                                                             --------------
TOTAL                                                                                                             7,354,437
                                                                                                             --------------

INDUSTRIAL 12.68%

Connecticut St Dev Auth Govt
Lease Rev(12)                                          6.60%      6/15/2014            AAA           500            547,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Connecticut St Dev Auth Ind
Dev Rev Watson Foods Co Inc AMT                        5.90%       6/1/2028             BB*    $     680     $      594,327

Connecticut St Dev Auth Poll
Ctrl Rev Pfizer Inc Pj                                 6.55%      2/15/2013            AAA         3,570          3,716,656

Connecticut St Dev Auth Solid
Wst Dsp Fac Rev Pfizer Inc AMT                         7.00%       7/1/2025            AAA         2,500          2,786,325

Connecticut St Res Recovery
Auth American Fuel Co Ser A                            6.45%     11/15/2022            BBB         4,985          5,079,864
                                                                                                             --------------
TOTAL                                                                                                            12,724,272
                                                                                                             --------------

LEASE 1.08%

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                   5.50%       8/1/2029           Baa3         1,000          1,088,140
                                                                                                             --------------

MISCELLANEOUS 2.06%

CT St Dev Auth Aquar Rev
Mystic Marinelife Aquar Ser A                          7.00%      12/1/2027             BB*        1,500          1,544,295

Hartford CT Pkg Sys Rev Ser A                          6.50%       7/1/2025            BBB           500            518,690
                                                                                                             --------------
TOTAL                                                                                                             2,062,985
                                                                                                             --------------

POWER 5.21%

Puerto Rico Elec Pwr Auth Pwr
Ser HH(9)                                              5.25%       7/1/2029            AAA         1,000          1,062,570

Puerto Rico Elec Pwr Auth Pwr
Rev Ser II(9)                                         5.125%       7/1/2026            AAA         2,925          3,104,828

Puerto Rico Elec Pwr Auth Pwr
Rev Ser II                                             5.25%       7/1/2031           Baa1         1,000          1,058,030
                                                                                                             --------------
TOTAL                                                                                                             5,225,428
                                                                                                             --------------

PRE-REFUNDED 9.48%

CT St Hlth & Ed Fac Auth Rev
Sacred Heart Ser C                                     6.50%       7/1/2016           BBB-           725            850,657

CT St Ser A                                            6.00%      4/15/2015             AA         1,000          1,208,920

CT St Spl Tax Oblig Rev ETM(6)                         6.10%      10/1/2011            AAA         1,000          1,099,340

Municipal Secs Trust Ctfs
Ser 7005 CL B RIBs                                    9.165%      10/1/2040            Aaa         1,000          1,187,940

Puerto Rico Comwlth                                    6.00%       7/1/2026            AAA         1,000          1,178,820

Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                             6.125%       7/1/2021             A-           750            855,765

Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs(9)                                        10.996%       7/1/2018            AAA         1,500          1,808,160

                       SEE NOTES TO FINANCIAL STATEMENTS.

CONNECTICUT TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
University CT Rev
Student Fee Ser A(6)                                   5.75%     11/15/2020            AAA     $     205     $      245,309

University CT Rev
Student Fee Ser A(6)                                   6.00%     11/15/2021            AA-           390            473,636

University CT Rev
Student Fee Ser A(6)                                   6.00%     11/15/2025            AAA           500            607,225
                                                                                                             --------------
TOTAL                                                                                                             9,515,772
                                                                                                             --------------

RESOURCE RECOVERY 3.71%

Eastern CT Res Recov Auth
Solid Wst Rev W. Libson Ser A                          5.50%       1/1/2020            BBB         3,940          3,725,664
                                                                                                             --------------

TRANSPORTATION 5.20%

CT St Spl Tax Oblig Rev
Rite PA 1039 R-A RIBs(9)                              8.876%       1/1/2010            AAA           500            608,290

CT St Spl Tax Oblig Rev
Rite PA 1039 R-B RIBs(9)                              8.876%       1/1/2010            AAA           785            941,717

CT St Spl Tax Oblig Rev
Rite PA 1039 R-C RIBs(9)                              8.126%       7/1/2017            AAA         2,250          2,472,705

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser A(12)                              4.75%       7/1/2038            AAA         1,170          1,199,999
                                                                                                             --------------
TOTAL                                                                                                             5,222,711
                                                                                                             --------------

WATER/SEWER 2.92%

Connecticut St Dev Auth Wtr
Bridgeport AMT(2)                                      6.15%       4/1/2035            AAA           500            557,670

Connecticut St Dev Auth Wtr
Fac Rev The CT Wtr Co Ser A(2)                         5.75%       7/1/2028            AAA           250            255,720

South Cent CT Regl Wtr Auth
16th Ser(2)                                           5.375%       8/1/2030            AAA         1,000          1,053,420

South Cent CT Regl Wtr Auth
Sys Rev 16th Ser(2)                                   5.375%       8/1/2025            AAA         1,000          1,058,750
                                                                                                             --------------
TOTAL                                                                                                             2,925,560
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $95,194,475)                                                                     $  101,614,746
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
HAWAII TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 96.53%

EDUCATION 6.55%

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                           5.65%      10/1/2016            AAA     $   1,000     $    1,089,610

HI St Hsg Fin & Dev Corp Rev
Univ of HI Faculty Hsg Pj(2)                           5.70%      10/1/2025            AAA           380            406,547

University HI Univ Sys Rev(6)                         5.125%      7/15/2032            AAA         1,000          1,034,540

University HI Univ Sys Rev
Ser A(6)                                               5.50%      7/15/2029            AAA         2,500          2,708,275
                                                                                                             --------------
TOTAL                                                                                                             5,238,972
                                                                                                             --------------

GENERAL OBLIGATION 21.24%

Hawaii Cnty HI Ref Impt Ser A(6)                       5.50%      7/15/2017            AAA         1,045          1,172,406

Hawaii Cnty HI Ref Impt Ser A(6)                       5.60%       5/1/2013            AAA         1,780          2,097,676

Hawaii Cnty HI Ref Impt Ser A(9)                      5.625%      5/15/2019            AAA           545            599,538

Hawaii St Ser BZ                                       6.00%      10/1/2010            AA-           500            596,510

Hawaii St Ser BZ                                       6.00%      10/1/2012            AA-           500            605,595

Hawaii St Ser CA(6)                                    8.00%       1/1/2013            AAA         2,000          2,742,020

Hawaii St Ser CP(6)                                    5.00%      10/1/2016            AAA           900            954,477

Hawaii St Ser CR(12)                                   4.75%       4/1/2018            AAA         1,330          1,386,791

Honolulu HI City & Cnty Ser A(9)                      5.125%       9/1/2021            AAA           600            632,664

Honolulu HI City & Cnty Ser A(6)                       5.50%       9/1/2016            AAA             5              5,427

Honolulu HI City & Cnty Ser B(6)                       5.00%      11/1/2016            AAA           265            281,237

Honolulu HI City & Cnty Wtr ETM(6)                     6.00%      12/1/2015            AAA         1,000          1,234,340

Kauai Cnty HI Pub Impt Ser B(12)                       5.25%       8/1/2017            AAA            95            101,550

Kauai Cnty HI Ser A(12)                                5.50%       8/1/2021            AAA         2,495          2,728,183

Puerto Rico Comwlth Pub Impt
Ser A                                                  5.00%       7/1/2027           Baa1           500            516,720

Puerto Rico Comwlth Pub Impt
Ser A                                                 5.375%       7/1/2028           Baa1         1,250          1,334,775
                                                                                                             --------------
TOTAL                                                                                                            16,989,909
                                                                                                             --------------

HEALTHCARE 10.85%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev St Francis Med Ctrs(9)                         6.50%       7/1/2022            AAA         1,200          1,237,008

HI St Dept Bdg & Fin Spl Purp
Rev Kaiser Permanente Ser A                            5.15%       3/1/2015             A3         1,250          1,286,900

HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                     6.20%       7/1/2016           BBB+         1,000          1,054,230

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
HI St Dept Bdg & Fin Spl Purp
Rev Kapiolani Hlth                                     6.25%       7/1/2021           BBB+     $   2,000     $    2,077,800

HI St Dept Bdg & Fin Spl Purp
Rev The Queens Hlth Sys Ser B(12)                      5.25%       7/1/2023            AAA         1,000          1,045,850

HI St Dept Bdg & Fin Spl Purp
Rev Wilcox Mem Hosp Pj                                 5.25%       7/1/2013           BBB+           450            462,348

HI St Dept Bdg & Fin Spl Purp
Rev Wilcox Mem Hosp Pj                                 5.50%       7/1/2028           BBB+         1,350          1,351,566

Puerto Rico Ind Tourist Ed Med
Mutuo Oblig Grp Ser A(12)                              6.25%       7/1/2024            AAA           150            165,173
                                                                                                             --------------
TOTAL                                                                                                             8,680,875
                                                                                                             --------------

HOUSING 4.24%

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser A AMT(8)                          7.10%       7/1/2024            AAA           960            968,429

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(8)                              5.30%       7/1/2028            AAA           850            874,939

HI St Hsg Fin & Dev Corp Sing
Fam Mtg Purp Rev Ser B(8)                              5.45%       7/1/2017            AAA         1,000          1,044,610

Honolulu HI City & Cnty Mtg
Rev FHA Smith Beretania 8A(12)(7)                      5.45%       1/1/2025            Aaa           500            502,940
                                                                                                             --------------
TOTAL                                                                                                             3,390,918
                                                                                                             --------------

LEASE 1.37%

Puerto Rico Comwlth
Infra Fin Auth Spl Ser A ETM                          5.375%      10/1/2024            AAA           300            327,588

Puerto Rico Comwlth
Infra Fin Auth Spl Ser A ETM                           5.50%      10/1/2032            AAA           200            219,222

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                   5.75%       8/1/2030           Baa3           500            550,700
                                                                                                             --------------
TOTAL                                                                                                             1,097,510
                                                                                                             --------------

MISCELLANEOUS 5.23%

HI St Ctfs Partn Cap Dist
Kapolei St Office Ser A(2)                             5.00%       5/1/2018            AAA           475            503,068

HI St Ctfs Partn Cap Dist
St Office(12)                                          5.50%       5/1/2020            AAA           500            543,825

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser B(2)                                      5.00%       7/1/2027            AAA         1,000          1,032,850

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                     5.25%       7/1/2036           Baa1         2,000          2,104,240
                                                                                                             --------------
TOTAL                                                                                                             4,183,983
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
POWER 15.03%

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser A AMT(12)                       6.60%       1/1/2025            AAA     $   2,500     $    2,742,425

HI St Dept Bdg & Fin Spl Purp
Mtg Rev HI Elec Co Ser C AMT(12)                      7.375%      12/1/2020            AAA           310            312,883

HI St Dept Bdg & Fin Spl Purp
Rev AMT                                               5.538%     12/15/2023            BBB        10,000          8,965,500
                                                                                                             --------------
TOTAL                                                                                                            12,020,808
                                                                                                             --------------

PRE-REFUNDED 24.28%

Hawaii St Ser CT(9)                                   5.875%       9/1/2019            AAA         1,175          1,398,027

Hawaii St Ser CU(12)                                   5.25%      10/1/2020            AAA         1,700          1,953,164

Honolulu HI City & Cnty Ser A(12)                      5.00%      11/1/2015            AAA         1,500          1,600,804

Honolulu HI City & Cnty Ser A(6)                       5.50%       9/1/2016            AAA           995          1,143,274

Honolulu HI City & Cnty Ser B(6)                       5.00%      11/1/2016            AAA           235            265,519

Honolulu HI City & Cnty Brd

Wtr Supply Wtr Sys Rev                                 5.80%       7/1/2021            Aa3         1,000          1,143,730

Kauai Cnty HI(6)                                      6.125%       8/1/2024            AAA           580            699,741

Maui Cnty HI Ser A(12)                                 5.00%       3/1/2022            AAA           750            780,818

Maui Cnty HI Ser A(12)                                 5.75%       6/1/2016            AAA         1,035          1,178,979

Maui Cnty HI Ser A(6)                                  6.10%       3/1/2020            AAA           500            605,195

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs                                    9.165%      10/1/2040            Aaa         1,250          1,484,925

Puerto Rico Comwlth                                    6.00%       7/1/2026            AAA         1,000          1,178,820

Puerto Rico Comwlth                                    6.45%       7/1/2017            AAA         2,000          2,204,520

Puerto Rico Comwlth                                    6.50%       7/1/2023            AAA         1,250          1,378,900

Puerto Rico Ind Med & Envr
Poll Ctrl St. Luke Hosp Ser A                          6.25%       6/1/2010            Aaa         1,390          1,557,940

Puerto Rico Tel Auth Rev RIBs(12)                      9.50%      1/16/2015            AAA           800            840,232
                                                                                                             --------------
TOTAL                                                                                                            19,414,588
                                                                                                             --------------

TRANSPORTATION 7.61%

HI St Hbr Cap Impt Rev AMT(6)                          6.25%       7/1/2015            AAA           500            543,260

HI St Hbr Cap Impt Rev AMT(6)                         6.375%       7/1/2024            AAA           500            543,415

HI St Hwy Rev(9)                                       5.50%       7/1/2020            AAA         1,100          1,198,186

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y(12)                          5.50%       7/1/2036            AAA           250            279,490

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                              6.00%       7/1/2026           Baa1         1,000          1,087,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

HAWAII TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                             9.31%       1/1/2010              A     $   1,000     $    1,278,280

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                  5.75%       7/1/2041           Baa1         1,000          1,139,140

Puerto Rico Comwlth Hwy &
Transn Auth Transn Sub PR Rev                          5.00%       7/1/2022           Baa1            20             20,673
                                                                                                             --------------
TOTAL                                                                                                             6,090,074
                                                                                                             --------------

WATER/SEWER 0.13%

Honolulu HI City & Cnty Brd
Wtr Supply Wtr Sys Rev(9)                              5.25%       7/1/2031            AAA           100            104,482
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $71,753,493)                                                                     $   77,212,119
===========================================================================================================================

SCHEDULE OF INVESTMENTS
MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2002

MUNICIPAL BONDS 93.63%

EDUCATION 7.25%

MN St Higher Ed Fac Auth Rev                           5.25%      10/1/2026             A3           350            361,396

MN St Higher Ed Fac Auth Rev
Hamline Univ Ser 5-B                                   6.00%      10/1/2029           Baa1           500            528,000

MN St Higher Ed Fac Auth Rev
Macalester College Ser 4-J                             5.55%       3/1/2017            Aa3           260            278,309

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-A1                            5.625%       10/1/201             A2           250            268,582

MN St Higher Ed Fac Auth Rev
Univ of St Thomas Ser 4-M                              5.35%       4/1/2017             A2           250            263,022

University MN Ser A                                    5.75%       7/1/2018             AA           250            300,078
                                                                                                             --------------
TOTAL                                                                                                             1,999,387
                                                                                                             --------------

GENERAL OBLIGATION 18.03%

Elk River MN Sch Dist(12)                              5.50%       2/1/2021            Aaa           500            542,690

Hennepin Cnty MN Regl RR Auth                          5.00%      12/1/2031            AAA           500            518,620

Lake Superior MN Indpt Sch
Dist #381 Ser A(9)                                     5.00%       4/1/2023            Aaa           500            518,185

Medford MN Indpt Sch
Dist #763 Ser A(9)                                     5.50%       2/1/2031            Aaa           500            532,585

Minneapolis MN Ser E                                   5.00%       3/1/2026            AAA           500            515,735

Minnesota St                                           5.25%       8/1/2014            AAA           265            280,744

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
North St. Paul Maplewood MN
Indpt Sch Dist #622                                   5.125%       2/1/2025            AA+     $     400     $      411,132

North St. Paul Maplewood MN
Indpt Sch Dist #622 Ser A                             5.125%       2/1/2020            AA+           100            104,061

Princeton MN Indpt Sch Dist #477(9)                   5.125%       2/1/2024            Aaa         1,000          1,025,060

Puerto Rico Comwlth Pub Impt(12)                       5.00%       7/1/2028            AAA           500            520,235
                                                                                                             --------------
TOTAL                                                                                                             4,969,047
                                                                                                             --------------

HEALTHCARE 11.60%

Hastings MN Hlthcare Fac Rev
Regina Med Ctr(1)                                      5.30%      9/15/2028              A           400            403,640

Minneapolis MN Hlthcare
Sys Rev(12)                                            5.00%      5/15/2021            AAA           250            259,822

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Pj                             6.90%     10/15/2022           BBB+           300            306,516

Minneapolis & St. Paul MN Hsg
Redev Auth Hlthcare Sys Ser A(9)                       5.70%      8/15/2016            AAA           150            160,613

MN Agric & Econ Dev Bd Rev
Hlthcare Fairview Hosp Ser A(12)                       5.50%     11/15/2017            AAA           220            239,892

Rochester MN Hlthcare Fac
Rev 144A(12)                                           5.50%     11/15/2027            AAA           500            526,405

Rochester MN Hlthcare Fac Rev
Ser H RIBs                                           10.318%     11/15/2015             AA         1,000          1,050,150

St. Paul MN Hsg & Redev Auth
Franciscan Hlth Pj(10)                                 5.30%     11/20/2022            AAA            50             51,944

St. Paul MN Hsg & Redev Auth
Hosp Rev Hltheast Pj Ser A                             5.70%      11/1/2015             BB*          250            200,065
                                                                                                             --------------
TOTAL                                                                                                             3,199,047
                                                                                                             --------------

HOUSING 18.50%

Dakota Cnty MN Hsg & Redev
Auth Sing Fam Mtg Rev AMT(11)                          5.85%      10/1/2030            AAA           573            599,386

Eden Prairie MN Multi Fam Hsg
Rev Lincoln Parc Pj Ser A=1(10)                        6.40%     12/20/2020            Aaa           305            337,056

Fairbault MN Hsg & Redev Auth
Govt Trails Edge Apts Ser A                            5.25%       2/1/2028             A3           400            404,088

Minneapolis MN Multi Fam Hsg
Rev Mtg East Village South(10)                         6.10%      7/20/2020            Aaa         1,000          1,094,600

Minnesota St Hsg Fin Agy
Residential Hsg Fin Ser F AMT                          5.40%       7/1/2030            AA+         1,500          1,544,100

Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser B-1 AMT                               6.75%       1/1/2026            AA+            10             10,232

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser D AMT                                 5.85%       7/1/2019             Aa     $     200     $      209,628

Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser D AMT                                 6.40%       7/1/2015            AA+           160            168,003

Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser E                                     5.90%       7/1/2025            AA+           130            135,016

Minnesota St Hsg Fin Agy
Sing Fam Mtg Ser G AMT                                 6.25%       7/1/2026            AA+           135            141,231

Robbinsdale MN
Hsg Dev Sr Hsg Pj Ser B(6)                             5.75%       1/1/2023            Aaa           250            264,368

Scott Cnty MN Hsg & Redev
Savage City Hamilton Apts Pj(2)                        5.60%       2/1/2019            Aa2            80             84,302

St. Louis Park MN Multi Fam
Hsg Mtg Cmnty Hsg(7)                                   6.15%      12/1/2016            Aaa           100            106,695
                                                                                                             --------------
TOTAL                                                                                                             5,098,705
                                                                                                             --------------

LEASE 2.32%

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                   5.75%       8/1/2030           BBB+           500            550,700

Rochester MN Indpt Sch
Dist #535 Ctfs Partn(9)                               5.125%       2/1/2020            AAA            85             89,616
                                                                                                             --------------
TOTAL                                                                                                               640,316
                                                                                                             --------------

MISCELLANEOUS 6.91%

Bemidji MN Lease Rev
MN St Bureau Crim Appreh(12)                           5.80%      12/1/2021            Aaa           460            508,755

Douglas Cnty MN Hsg & Redev
Governmental Hsg Ser A(12)                             5.50%       1/1/2032            Aaa           560            592,374

Minneapolis MN
Tax Increment Ser C                                    5.00%       2/1/2028            AAA           300            309,462

Minnesota St Retirement Sys
Bldg Rev                                               6.00%       6/1/2030            AAA           250            284,820

St. Cloud MN Ctfs Partn                                5.90%      12/1/2017             A+           200            208,270
                                                                                                             --------------
TOTAL                                                                                                             1,903,681
                                                                                                             --------------

POWER 10.22%

Chaska MN Elec Rev Ser A                               6.00%      10/1/2025             A3           250            270,757

Puerto Rico Elec Pwr Auth Pwr
Rev Ser DD(9)                                          4.50%       7/1/2019            AAA            95             97,495

Rochester MN Elec Util Rev(2)                          5.25%      12/1/2030            AAA         1,000          1,038,920

South MN Muni Agy Supply
Sys Rev Ser A(12)                               Zero Coupon        1/1/2021            AAA         1,000            428,460

                       SEE NOTES TO FINANCIAL STATEMENTS.

MINNESOTA TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
South MN Muni Agy Supply
Sys Rev Ser A(12)                                      5.00%       1/1/2016            AAA     $     350     $      351,127

Western MN Mun Pwr Agy
Pj Ser A(2)                                            5.50%       1/1/2016            Aaa           565            631,557
                                                                                                             --------------
TOTAL                                                                                                             2,818,316
                                                                                                             --------------

PRE-REFUNDED 11.20%

Marshall MN Elec & Wtr Util Rev(9)                     6.45%       7/1/2011            AAA           150            155,552

Minneapolis MN Sp Sch
Dist #001(6)                                          5.375%       2/1/2014            AAA           250            261,803

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                                   5.75%       2/1/2014            AA+         1,000          1,153,050

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                                   5.75%       2/1/2015            AA+           100            115,305

Minneapolis MN Spl Sch
Dist #001 Ctfs Partn                                   5.75%       2/1/2017            AA+         1,120          1,291,416

Minnesota Pub Fac Auth Wtr
Poll Ctrl Rev Ser A                                    6.25%       3/1/2016            AAA           100            110,702
                                                                                                             --------------
TOTAL                                                                                                             3,087,828
                                                                                                             --------------

TRANSPORTATION 7.60%

Minneapolis & St. Paul MN Met
Comm Arpt Rev Sub Ser C(6)                             5.25%       1/1/2026            AAA         2,000          2,095,200
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $24,211,964)                                                                     $   25,811,527
===========================================================================================================================

SCHEDULE OF INVESTMENTS
MISSOURI TAX-FREE FUND SEPTEMBER 30, 2002

MUNICIPAL BONDS 99.79%

EDUCATION 12.84%

Bowling Green MO Sch
Dist R-I Bldg Corp Leasehold Rev(12)                   5.85%       3/1/2020            Aaa         1,000          1,136,130

Kansas Cnty MO Met Cmnty
Colleges Bldg Corp Rev Ref(6)                          5.00%       7/1/2021            Aaa         1,000          1,043,830

Mehville MO Sch Dist #R9
Ctfs Partn MO Cap Impt(9)                              5.25%       9/1/2013            AAA         1,000          1,151,800

Missouri Sch Brds Assoc Lease
Partn NIXA Reorg Sch Dist R-2(3)                       5.40%       3/1/2020             AA           850            909,730

Missouri St Hlth & Ed Fac Auth
Maryville Univ of St. Louis Pj                         5.75%      6/15/2017           Baa2           315            330,088

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Missouri St Hlth & Ed Fac Auth
Maryville Univ of St. Louis Pj                         6.50%      6/15/2022           Baa2     $     750     $      810,653

Missouri St Hlth & Ed Fac Auth
Ref Washington Univ Ser B                              5.00%       3/1/2030            AA+         1,800          1,847,160

Missouri St Hlth & Ed Fac Auth
Rev Washington Univ Ser A                             5.125%      6/15/2041            AA+         3,000          3,096,480

Missouri St Hlth & Ed Fac Auth
Washington Univ Ser A                                  4.75%     11/15/2037            AA+         3,650          3,637,444

Missouri St Hlth & Ed Fac Auth
Webster Univ(12)                                       5.25%       4/1/2021            Aaa         2,000          2,126,700

University MO Univ Rev
Ref Sys Facs Ser B                                     5.00%      11/1/2027            Aa2         1,500          1,544,055

University MO Univ Rev Sys Fac                         5.50%      11/1/2017            Aa2           950            989,140
                                                                                                             --------------
TOTAL                                                                                                            18,623,210
                                                                                                             --------------

GENERAL OBLIGATION 15.93%

Belton MO Sch Dist No 124
MO Direct Deposit Prog(9)                              6.00%       3/1/2020            AAA         1,770          2,040,385

Boone Cnty MO Reorg Sch
Dist #R-6                                              6.00%       3/1/2020            AA+           500            584,040

Franklin Cnty MO Reorg Sch
Dist # R-XV                                            6.00%       3/1/2020            AA+           390            448,208

Puerto Rico Comwlth Pub Impt                           2.50%      7/30/2003           SP-1         4,000          4,033,640

Puerto Rico Comwlth Pub Impt                           5.00%       7/1/2027            AAA         1,480          1,549,116

Puerto Rico Comwlth Pub Impt Ref(9)                   5.125%       7/1/2030            AAA         1,800          1,888,434

Puerto Rico Comwlth Pub Impt
Ser A                                                  5.00%       7/1/2032            AAA           500            520,715

Puerto Rico Comwlth Pub Impt
Ser A                                                 5.125%       7/1/2031           Baa1         3,595          3,739,879

Puerto Rico Comwlth Pub Impt
Ser A                                                  5.50%       7/1/2029           Baa1         1,500          1,724,145

Springfield MO Sch Dist #R12
Direct Deposit Prog                                    5.85%       3/1/2020            AA+           500            568,065

St. Louis Cnty MO Pattonville
Sch Dist #R-3                                          6.00%       3/1/2019            AAA           845            983,546

St. Louis Cnty MO Sch Dist #R-8
Lindbergh(12)                                   Zero Coupon        3/1/2017            AAA         2,940          1,585,777

St. Louis Cnty MO Sch Dist #R-8
Lindbergh(12)                                   Zero Coupon        3/1/2018            AAA         3,015          1,548,655

St. Louis MO Pub Safety(6)                            5.125%      2/15/2018            AAA           270            286,403

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
University City MO Sch Dist(12)                       10.00%      2/15/2008            AAA     $   1,175     $    1,586,778
                                                                                                             --------------
TOTAL                                                                                                            23,087,786
                                                                                                             --------------

HEALTHCARE 8.11%

Cape Girardeau Cnty MO Ind Dev
Auth Health Care Facs Rev                              5.75%       6/1/2032             A-**       2,400          2,467,848

Hannibal MO Ind Dev Auth Hlth
Fac Rev Regl Hosp Ser A(9)                            5.625%       3/1/2012            AAA         2,170          2,370,985

Jackson Cnty MO Ind Dev Auth
Hlthcare Rev St Joseph Ctr                             7.00%       7/1/2022           Baa1         1,500          1,523,685

Missouri St Hlth & Ed Fac Auth
Hlth Midwest Ser B(12)                                 6.25%      2/15/2022            AAA         2,175          2,226,569

Missouri St Hlth & Ed Fac Auth Rev(2)                  5.25%       6/1/2028            AAA         2,000          2,092,400

Missouri St Hlth & Ed Fac Auth
Rites PA-1049 RIBs(2)                                15.055%       6/1/2010            AAA           855          1,084,345
                                                                                                             --------------
TOTAL                                                                                                            11,765,832
                                                                                                             --------------

HOUSING 8.14%

MO St Dev Fin Brd Multi Fam
Rev Quality Hill Pj Ser A                              5.60%      9/15/2028             AA         2,115          2,177,011

MO St Dev Fin Brd Solid Waste
Disp Rev P & G Paper Pj AMT                            5.20%      3/15/2029            AA-           500            535,240

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Mtg AMT(11)                                  5.375%       9/1/2022            AAA         2,090          2,176,045

MO St Hsg Dev Cmnty Mtg
Rev Sing Fam Mtg AMT(10)                               6.22%       3/1/2026            AAA         4,125          4,301,426

MO St Hsg Dev Cmnty Mtg
Rev Sing Fam Mtg Ser A AMT(10)                         6.75%       6/1/2024            AAA           160            163,574

MO St Hsg Dev Cmnty Mtg
Rev Sing Fam Mtg Ser B AMT(10)                         6.40%      12/1/2024            AAA         1,460          1,491,492

MO St Hsg Dev Cmnty Mtg Rev
Sing Fam Ser E-1 AMT(11)                        Zero Coupon        3/1/2029            AAA         3,985            961,222
                                                                                                             --------------
TOTAL                                                                                                            11,806,010
                                                                                                             --------------

LEASE 6.17%

Gladstone MO Ctfs Partn Ser A(2)                       5.35%      6/15/2016            Aaa         1,095          1,205,015

Jackson Cnty MO Leasehold Rev
Cap Apprec-Truman Sports(2)                     Zero Coupon       12/1/2019            AAA         1,875            849,075

Jackson Cnty MO Leasehold Rev
Cap Apprec-Truman Sports(2)                     Zero Coupon       12/1/2020            AAA         1,000            424,810

MO Dev Fin Brd Cultural Facs
Nelson Gallery Fndtn Ser A(12)                         5.00%      12/1/2030            AAA         2,650          2,746,407

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Springfield MO Ctr City Dev
Jordan Vy Pk Exposition Ctr A(2)                       4.50%       6/1/2022            Aaa     $   2,185     $    2,182,050

Springfield MO Ctr City Dev
Jordan Vy Pk Exposition Ctr A(2)                       5.00%       6/1/2027            Aaa         1,500          1,536,870
                                                                                                             --------------
TOTAL                                                                                                             8,944,227
                                                                                                             --------------

MISCELLANEOUS 9.82%

Kansas City MO Muni Assistance
Corp Rev Leasehold-Ser 2001A(12)                       5.00%       3/1/2019            AAA         1,500          1,592,625

Kansas City MO Muni Assistance
Corp Rev Ser A                                        5.125%       3/1/2019             A2         1,100          1,166,330

Kansas City MO Muni Assistance
Leasehold Bartle(12)                                   5.00%      4/15/2020            AAA         1,500          1,556,460

MO St Ctfs Partn
Bonne Terre Prison Pj Ser A                            5.15%       6/1/2018            AAA         1,015          1,076,519

MO St Dev Fin Brd Infra Fac
Rev Hartman Hrtge Ctr Ser A(2)                        5.875%       4/1/2020             A-         1,000          1,131,940

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                     5.25%       7/1/2036           Baa1         1,250          1,315,150

St. Louis MO Ind Dev Auth Rev
Convention Ctr Hotel(2)                         Zero Coupon       7/15/2020            AAA         2,000            880,040

St. Louis MO Ind Dev Auth Rev
Kiel Ctr Multi Purp Arena AMT                         7.875%      12/1/2024           BBB-         2,000          2,046,960

St. Louis MO Ind Dev Auth Rev
St. Louis Convention AMT                              6.875%     12/15/2020           Baa3         1,000          1,028,640

St. Louis MO Mun Fin Corp Lease
Carnahan Courthouse-Ser A(6)                          5.125%      2/15/2027            Aaa         1,500          1,563,945

St. Louis MO Mun Fin Corp Lease
Impt City Justice Ctr Ser A(2)                         6.00%      2/15/2020            Aaa           760            881,304
                                                                                                             --------------
TOTAL                                                                                                            14,239,913
                                                                                                             --------------

PRE-REFUNDED 21.78%

Clay Cnty MO Pub Bldg Auth
Leasehold Rev(6)                                       7.00%      5/15/2014            AAA         1,000          1,088,680

Missouri St Envr Impt & Enrg
Prerefunded St Revolv FD Ser B                         7.20%       7/1/2016            Aaa         1,130          1,263,950

Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-D                          5.90%       1/1/2019            Aaa         1,860          2,102,265

Missouri St Envr Impt & Enrg
Prerefunded St Revolving FD-E                         5.625%       7/1/2016            Aaa           630            722,925

Missouri St Hlth & Ed Fac Auth
BJC Hlth Sys Ser A ETM                                 6.50%      5/15/2020            Aa2         4,900          5,356,239

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Missouri St Hlth & Ed Fac Auth
Rev Heartland Hlth Sys Pj                              6.35%     11/15/2017            AAA     $   3,600     $    3,693,240

Missouri St Hlth & Ed Fac Auth
St Louis Univ High Sch                                 6.35%      10/1/2014            AAA         1,750          1,930,215

Missouri St Hlth & Ed Fac Auth
Washington Univ Ser A                                  6.00%       3/1/2030            AAA           850          1,024,488

Municipal Secs Trust Ctfs
Ser 7005 CL B RIBs                                    9.165%      10/1/2040            Aaa         3,050          3,623,217

Puerto Rico Tel Auth Rev RIBs(12)                      9.10%      1/25/2007            AAA         2,000          2,098,120

Puerto Rico Tel Auth Rev RIBs(12)                      9.50%      1/16/2015            AAA         1,000          1,050,290

St Louis MO Mun Fin Corp Lease
Rev City Justice Ctr Ser A(2)                          6.00%      2/15/2019            AAA         3,500          4,015,270

St. Louis MO Pkg Fac Rev(12)                          5.375%     12/15/2021            AAA            10             10,687

St. Louis MO Sch Dist(6)                               6.00%       4/1/2012            AAA         1,275          1,300,921

University MO Univ Rev Sys Facs                        5.80%      11/1/2027            AA+         1,975          2,303,423
                                                                                                             --------------
TOTAL                                                                                                            31,583,930
                                                                                                             --------------

RESOURCE RECOVERY 2.31%

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving A                          6.55%       7/1/2014            Aaa           560            573,490

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving B                          7.20%       7/1/2016            Aaa         1,120          1,239,706

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving D                         5.625%       7/1/2016            Aaa           220            238,273

Missouri St Envr Impt & Enrg
Unrefunded Bal St Revolving E                          5.90%       1/1/2019            Aaa           240            261,660

St. Louis MO Ind Dev Auth
Anheuser-Busch Pj                                     5.875%      11/1/2026             A+         1,005          1,036,698
                                                                                                             --------------
TOTAL                                                                                                             3,349,827
                                                                                                             --------------

TRANSPORTATION 10.49%

Columbia MO
Spl Oblig Cap Impt                                     5.50%       2/1/2016            AA-           330            349,586

Lake of the Ozarks Cmnty Brdg
Corp MO Brdg Sys Rev                                   5.25%      12/1/2026           BBB-**       1,775          1,706,751

Lake of the Ozarks Cmnty Brdg
Corp MO Brdg Sys Rev Ref ACA(1)                        5.25%      12/1/2020              A         1,070          1,112,383

Missouri St Hwy & Trans Comm
St Rd Rev Ser A                                        5.00%       2/1/2022             AA         1,970          2,048,800

Missouri St Hwy & Trans Comm
St Rd Rev Ser A                                        5.25%       2/1/2020             AA         1,830          1,965,072

                       SEE NOTES TO FINANCIAL STATEMENTS.

MISSOURI TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                             9.31%       1/1/2010              A     $   2,500     $    3,195,700

St. Louis MO Arpt Rev
Airport Dev Prog Ser A                                 5.25%       7/1/2031            AAA         2,000          2,089,660

St. Louis MO Arpt Rev
Airport Ser A(12)                                     5.125%       7/1/2022            AAA         2,000          2,096,780

St. Louis MO Arpt Rev
Lambert Intl Ser B AMT(6)                              5.25%       7/1/2027            AAA           625            644,975
                                                                                                             --------------
TOTAL                                                                                                            15,209,707
                                                                                                             --------------

WATER/SEWER 4.20%

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(12)                          5.00%      12/1/2026            Aaa           875            899,553

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(12)                         5.125%      12/1/2027            Aaa         4,000          4,152,280

St. Charles Cnty MO Pub Wtr
Supply Dist #2 Ctfs Partn(12)                          5.25%      12/1/2028            Aaa         1,000          1,042,760
                                                                                                             --------------
TOTAL                                                                                                             6,094,593
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $135,176,007)                                                                    $  144,705,035
===========================================================================================================================

SCHEDULE OF INVESTMENTS
NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2002

MUNICIPAL BONDS 98.31%

EDUCATION 9.29%

Higher Ed Student Assist Auth
NJ Student Loan Rev Ser A AMT(12)                      6.15%       6/1/2019            AAA         1,000          1,087,200

New Jersey Econ Dev Auth Rev
Princeton Jr Sch Inc Pj 1996                           7.00%       5/1/2020             BB*        1,710          1,758,735

New Jersey St Ed Fac Auth Rev
Princeton Ser B                                       5.125%       7/1/2019            AAA           355            376,659

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                        5.25%       7/1/2017            AAA           700            767,011

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                        5.25%       7/1/2022            AAA         2,560          2,727,270

New Jersey St Ed Fac Auth Rev
Princeton Ser H                                        5.25%       7/1/2026            AAA         2,350          2,471,847

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
New Jersey St Ed Fac Auth Rev
Princeton Ser H                                       5.375%       7/1/2024            AAA     $   2,550     $    2,746,172

New Jersey St Ed Fac Auth Rev
Wm Paterson Ser E                                      5.00%       7/1/2027            AAA         2,500          2,589,575

Rutgers St Univ NJ Ser A                               5.20%       5/1/2027            Aa3           750            773,977
                                                                                                             --------------
TOTAL                                                                                                            15,298,446
                                                                                                             --------------

GENERAL OBLIGATION 20.58%

Chathams Dist NJ Brd Ed(12)                            5.00%      1/15/2019            Aaa         1,020          1,080,190

Chathams Dist NJ Brd Ed(12)                           5.125%      1/15/2024            Aaa           595            622,114

Chathams Dist NJ Brd Ed(12)                            5.25%      1/15/2026            Aaa         1,500          1,583,340

Keansburg NJ                                           6.80%      12/1/2010            Aa3         1,000          1,028,920

Millburn Township NJ Sch Dist                          5.35%      7/15/2018            Aa1         1,050          1,213,307

Millburn Township NJ Sch Dist                          5.35%      7/15/2019            Aa1           250            287,305

Montville Township NJ
Fire Dist No 23                                        5.25%      7/15/2016             A2           410            456,494

Morristown NJ(9)                                       6.50%       8/1/2019            AAA         3,440          3,894,665

Ocean Cnty NJ Gen Impt                                5.125%       9/1/2020            Aa1         1,800          1,934,046

Paterson NJ(9)                                         9.30%      2/15/2004            AAA         4,200          4,631,676

Pohatcong Township NJ Sch Dist(9)                      5.25%      7/15/2026            AAA         1,335          1,499,085

Puerto Rico Comwlth Pub Impt                           2.50%      7/30/2003           SP-1         3,000          3,025,230

Puerto Rico Comwlth Pub Impt(9)                        4.50%       7/1/2023            AAA         1,000          1,007,100

Puerto Rico Comwlth Pub Impt
Ref Ser A                                              5.50%       7/1/2017            AAA         1,000          1,181,770

Puerto Rico Comwlth Pub Impt
Ser A(6)                                               5.00%       7/1/2032            AAA           500            520,715

Puerto Rico Comwlth Pub Impt
Ser A                                                 5.125%       7/1/2031             A-         1,840          1,914,152

Puerto Rico Comwlth Pub Impt
Ser A                                                  5.50%       7/1/2029             A-         3,900          4,482,777

South Brunswick Township NJ Brd Ed(6)                 5.625%      12/1/2023            AAA            45             52,876

Summit NJ                                              5.70%       6/1/2020            AAA           325            380,822

Washington Township NJ Brd Ed(6)                       5.00%       1/1/2027            Aaa         3,000          3,107,610
                                                                                                             --------------
TOTAL                                                                                                            33,904,194
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
HEALTHCARE 13.30%

Camden Cnty NJ Impt Auth Rev
Hlthcare Pj Cooper(1)                                  6.00%      2/15/2027            Ba3     $   3,145     $    3,323,227

NJ Econ Dev Auth Rev
Masonic Charity Fndtn Pj                               6.00%       6/1/2025             A+         1,000          1,109,460

NJ Hlthcare Fac Fin
Auth Hunterdon Med Ctr Ser A(2)                        7.00%       7/1/2020            AAA         5,000          5,022,200

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp(9)                                        6.25%       7/1/2012            AAA         1,370          1,489,765

NJ Hlthcare Fac Fin Auth Rev
Robert Wood Johnson Univ Hosp                          5.75%       7/1/2031             A+         3,500          3,735,970

NJ Hlthcare Fac Fin Auth Rev
South Jersey Hosp                                      6.00%       7/1/2032           Baa1         3,150          3,267,275

NJ Hlthcare Fac Fin Auth Rev
Spectrum For Living Ser B(7)                           6.50%       2/1/2022            AAA           820            835,318

NJ Hlthcare Fac Fin Auth Rev
St. Peters Univ Hosp Ser A                            6.875%       7/1/2030            BBB           410            445,657

Puerto Rico Ind Tourist Ed Med
& Envr Ctrl Fac Hosp Ser A                            6.125%     11/15/2025             AA           415            463,298

Puerto Rico Ind Tourist Ed Med
& Envr Ctrl Fac Hosp Ser A                            6.125%     11/15/2030             AA         1,000          1,112,770

Puerto Rico Ind Tourist Ed Med
Mutuo Oblig Grp Ser A(12)                              6.25%       7/1/2024            AAA         1,000          1,101,150
                                                                                                             --------------
TOTAL                                                                                                            21,906,090
                                                                                                             --------------

HOUSING 0.12%

Virgin Islands Hsg Fin Auth
Sing Fam Rev Ser A AMT(10)                             6.50%       3/1/2025            AAA           185            193,429
                                                                                                             --------------

INDUSTRIAL 7.78%

New Jersey Economic Dev Auth
Amer Wtr Co Inc Ser B AMT(6)                          5.375%       5/1/2032            AAA         5,000          5,248,650

New Jersey Economic Dev Auth
Middlesex Wtr Co Pj AMT(12)                            5.35%       2/1/2038            AAA         2,500          2,616,925

Tobacco Settlement Fin Corp                            5.75%       6/1/2032              A         1,000            994,270

Tobacco Settlement Fin Corp                           6.125%       6/1/2042              A         4,000          3,963,080
                                                                                                             --------------
TOTAL                                                                                                            12,822,925
                                                                                                             --------------

MISCELLANEOUS 7.18%

Carteret NJ Brd Ed Ctfs Partn(12)                      5.75%      1/15/2030            Aaa            80             89,203

Carteret NJ Brd Ed Ctfs Partn(12)                      6.00%      1/15/2024            Aaa           430            495,012

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Casino Reinvestment Dev Ath NJ
Ser A(9)                                               5.25%      10/1/2015            AAA     $     100     $      107,765

Hudson Cnty NJ Impt Auth
Hudson Regl Fire/Rescue Ser A(2)                      5.625%       9/1/2019            Aaa           100            111,188

Monmouth Cnty NJ Impt Auth Rev
Govt Ln(12)                                            6.40%      12/1/2009            AAA         1,075          1,192,433

NJ Bldg Auth St Bldg Rev                              5.375%      6/15/2019            AA-           450            484,209

NJ Econ Dev Auth Rev
Station Plaza Pk & Ride LP AMT                         7.00%       7/1/2016            BB*         4,245          4,336,437

NJ Envr Infrastructure                                 5.25%       9/1/2020            AAA         2,000          2,155,840

North Bergen Twp NJ Brd Ed
Ctfs Partn(9)                                         6.125%     12/15/2022            Aaa         1,185          1,397,198

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                                     5.25%       7/1/2036             A-         1,000          1,052,120

Rahway NJ Ctfs Partn(12)                              5.625%      2/15/2020            Aaa           365            404,982
                                                                                                             --------------
TOTAL                                                                                                            11,826,387
                                                                                                             --------------

POWER 1.89%

Brick Twp NJ Muni Util Auth(6)                         5.00%      12/1/2025            Aaa         2,000          2,082,380

Essex Co NJ Imp Auth Cogen Fac(6)                      5.00%       1/1/2022            AAA         1,000          1,041,250
                                                                                                             --------------
TOTAL                                                                                                             3,123,630
                                                                                                             --------------

PRE-REFUNDED 17.49%

Essex Cnty NJ Impt Auth Rev
Orange Muni Util & Lease(12)                           6.80%       7/1/2014            AAA         1,710          1,976,982

LaFayette Yard NJ Cmnty Dev(12)                       5.625%       4/1/2021            Aaa           200            236,898

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                                9.165%      10/1/2040            Aaa         1,000          1,187,940

NJ Hlthcare Fac Fin Auth Rev
Bayonne Hosp Oblig(9)                                  6.25%       7/1/2012            AAA           230            253,642

NJ Sports & Exposition
Auth Rev Monmouth Park Ser A                           8.00%       1/1/2025            AAA         3,600          4,164,804

NJ St Transn Tr Fd
Auth Transn Sys Ser B                                  6.00%      6/15/2019            AA-         6,500          7,791,940

Pohatcong Township NJ Sch Dist(9)                      5.95%      7/15/2023            AAA           650            755,137

Pohatcong Township NJ Sch Dist(9)                      5.95%      7/15/2026            AAA           250            290,438

Puerto Rico Comwlth Pub Impt RIBs(9)                  9.998%       7/1/2029             A-           750            942,135

Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs(9)                                        10.996%       7/1/2018            AAA         7,000          8,438,080

Puerto Rico Tel Auth Rev RIBs(12)                      9.50%      1/16/2015            AAA         1,500          1,575,435

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Trenton NJ Pkg Auth Pkg Rev(6)                         6.00%       4/1/2017            Aaa     $   1,000     $    1,201,500
                                                                                                             --------------
TOTAL                                                                                                            28,814,931
                                                                                                             --------------
RESOURCE RECOVERY 1.13%

Cape May Cnty NJ Ind Poll Ctrl
Fin Auth Rev Atlan City Ser B(12)                      7.00%      11/1/2029            AAA           500            559,010

Salem Cnty NJ Poll Ctl Fin
Ref PSEG Pwr Pj Ser A AMT                              5.75%       4/1/2031            BBB         1,250          1,302,325
                                                                                                             --------------
TOTAL                                                                                                             1,861,335
                                                                                                             --------------

TRANSPORTATION 16.79%

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(9)                           5.10%       1/1/2021            AAA         1,435          1,517,226

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser B(9)                           5.20%       1/1/2025            AAA         1,700          1,800,946

Delaware River Port Auth PA &
NJ Rev(6)                                              5.50%       1/1/2026            AAA         1,000          1,061,790

New Jersey Econ Dev Auth Rev
Dept of Human Svc Ser A                                6.25%       7/1/2024              A            85             95,952

New Jersey St Hwy Auth
Garden St Pkwy Gen Rev(6)                              5.75%       1/1/2015            AAA           200            232,490

New Jersey St Tpk Auth Rev Ser A                       5.50%       1/1/2027             A-         3,000          3,198,780

Port Auth NY & NJ(9)                                   5.00%      4/15/2032            AAA         5,125          5,329,282

Port Auth NY & NJ
Cons 109th Ser                                        5.375%      1/15/2032            AA-           500            520,970

Port Auth NY & NJ
Cons 119th Ser AMT(6)                                  5.50%      9/15/2019            AAA           150            159,539

Port Auth NY & NJ
Cons 125th Ser(9)                                      5.00%     10/15/2027            AAA         5,000          5,207,800

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                              6.00%       7/1/2026           Baa1         1,000          1,087,630

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                             9.31%       1/1/2010             A-         2,750          3,515,270

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)                       10.29%       7/1/2026            Aaa           500            602,700

Puerto Rico Comwlth Hwy &
Transn Auth Ser B(12)                                  6.00%       7/1/2026            AAA         3,015          3,324,641
                                                                                                             --------------
TOTAL                                                                                                            27,655,016
                                                                                                             --------------

WATER/SEWER 2.76%

Middlesex Cnty NJ Impt Auth
Util Sys Rev Cap Apprec Ser B(2)                Zero Coupon        9/1/2023            AAA         3,000          1,130,970

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW JERSEY TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Middlesex Cnty NJ Impt Auth
Util Sys Rev Cap Apprec Ser B(2)                Zero Coupon        9/1/2024            AAA     $   6,000     $    2,149,620

North Hudson Swr Auth NJ
Rev Ser C(12)                                          5.00%       8/1/2022            Aaa         1,025          1,067,240

Ocean Twp NJ Swr Auth
Ref Ser B(6)                                           5.25%      12/1/2011            Aaa           170            197,329
                                                                                                             --------------
TOTAL                                                                                                             4,545,159
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $149,707,686)                                                                       161,951,542
                                                                                                             ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                               ---------
SHORT-TERM INVESTMENT 2.47%
FINANCIAL SERVICES 2.47%

Dreyfus New Jersey Municipal Money Market Fund
(Cost $4,060,708)                                                                                  4,061          4,060,708
                                                                                                             ==============
TOTAL INVESTMENTS 100.78% (Cost $153,768,394)                                                                $  166,012,250
===========================================================================================================================

SCHEDULE OF INVESTMENTS
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                                   (000)
                                                                                               ---------
MUNICIPAL BONDS 99.16%

EDUCATION 12.56%

Hempstead Twn NY Ind Dev Agy
Civic Fac Rev Hofstra Univ Pj(12)                      5.80%       7/1/2015            AAA     $     750            844,658

New York NY City Ind Dev Agy
Civic Fac(2)                                           5.00%       7/1/2031            AAA         1,000          1,027,010

New York NY City Ind Dev Agy
Civic Fac Rev Polytechnic Univ(2)                      6.00%      11/1/2020           BBB-         1,000          1,060,820

New York NY City Ind Dev Agy
Marymount Sch of NY Pj(1)                             5.125%       9/1/2021              A           575            593,665

New York NY City Ind Dev Agy
Marymount Sch of NY Pj(1)                              5.25%       9/1/2031              A         1,570          1,649,395

New York NY City Ind Dev Agy
Polytechnic Univ Proj                                 6.125%      11/1/2030           BBB-         1,000          1,059,470

New York St Dorm Auth Lease
Rev Court Fac                                   Zero Coupon        8/1/2021            AA+         3,600          1,537,560

New York St Dorm Auth Lease
Rev Court Fac                                   Zero Coupon        8/1/2022            AA+         2,900          1,163,393

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Lease
Rev St Univ Dorm Facs Ser A                            5.50%      5/15/2026             A3     $      75     $       85,793

New York St Dorm Auth Lease
St Univ                                                5.00%       7/1/2032             A1         1,000          1,022,380

New York St Dorm Auth Lease
St Univ                                               5.375%       7/1/2022             A1         1,000          1,067,530

New York St Dorm Auth Lease
St Univ Dorm Facs Ser A                                6.00%       7/1/2030             A+         3,500          4,018,000

New York St Dorm Auth Lease
St Univ Dorm Facs Ser A                                6.25%       7/1/2020             A+         1,250          1,478,750

New York St Dorm Auth Rev
4201 Schools Program                                   6.25%       7/1/2020           Baa1         1,685          1,987,104

New York St Dorm Auth Rev
City Univ Sys Cons 4th Gen A                           5.50%       7/1/2023            AA-         1,215          1,294,704

New York St Dorm Auth Rev
Colgate Univ(12)                                       6.00%       7/1/2016            AAA         1,000          1,227,730

New York St Dorm Auth Rev
New York Univ Ser A(2)                                 5.75%       7/1/2015            AAA         2,000          2,406,700

New York St Dorm Auth Rev
Pace Univ(12)                                          6.00%       7/1/2029            AAA         1,610          1,859,969

New York St Dorm Auth Rev
Pratt Institute(3)                                     6.00%       7/1/2024             AA         1,000          1,140,110

New York St Dorm Auth Rev
Pratt Institute(3)                                     6.00%       7/1/2028             AA         2,000          2,273,820

New York St Dorm Auth Rev
Sp Act Sch Dist Pj(12)                                 6.00%       7/1/2016            AAA         1,400          1,562,050

New York St Dorm Auth Rev
Upstate Cmnty Colleges Ser A(9)                        6.00%       7/1/2015            AAA           300            355,461

Rensselaer Cnty NY Ind Dev
Polytech Inst Ser B(2)                                 5.50%       8/1/2022            AAA           200            215,552

Schenectady NY Ind Dev Agy
Civic Fac Rev Union College(2)                        5.625%       7/1/2031            Aaa         1,500          1,654,890

St Lawrence Cnty NY Ind Civic
Fac Rev Clarkson Univ Proj                            5.125%       7/1/2021             A3           250            260,758
                                                                                                             --------------
TOTAL                                                                                                            32,847,272
                                                                                                             --------------

GENERAL OBLIGATION 10.98%

Bethlehem NY AMT(12)                                   7.20%       3/1/2022            AAA         1,080          1,214,276

New York NY                                           5.625%      3/15/2020              A         1,000          1,081,000

New York NY Ref - Ser B                                5.75%       8/1/2016              A         1,000          1,124,550

New York NY Ser A                                      6.00%      5/15/2030              A         5,000          5,497,500

New York NY Ser C(9)                                   5.75%      3/15/2027            AAA         5,000          5,649,200

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Puerto Rico Comwlth                                   5.375%       7/1/2025           Baa1     $   1,640     $    1,714,817

Puerto Rico Comwlth Pub Impt                           2.50%      7/30/2003           SP-1         2,000          2,016,820

Puerto Rico Comwlth Pub Impt(12)                       5.00%       7/1/2024            AAA         1,000          1,049,310

Puerto Rico Comwlth Pub Impt(12)                       5.00%       7/1/2028            AAA         1,735          1,805,215

Puerto Rico Comwlth Pub Impt                           5.25%       7/1/2018           Baa1         2,000          2,267,240

Puerto Rico Comwlth Pub Impt(12)                       5.75%       7/1/2026            AAA         3,000          3,559,350

Puerto Rico Comwlth Pub Impt
Ser A                                                 5.375%       7/1/2028           Baa1         1,645          1,756,564
                                                                                                             --------------
TOTAL                                                                                                            28,735,842
                                                                                                             --------------

HEALTHCARE 9.49%

Columbia Cnty NY Ind Dev Agy
Civic Fac Rev GNMA Coll-Hudson(10)                    6.875%      3/20/2037            Aaa           300            352,401

Cortland Cnty NY Ind Dev Agy
Cortland Mem Hosp Pj(3)                               5.625%       7/1/2024             AA         1,750          1,905,015

New York NY City Hlth & Hosp                          5.375%      2/15/2026            BBB         1,300          1,337,986

New York NY City Hlth & Hosp
Corp Rev RIBs(2)                                       9.61%      2/15/2023            AAA         6,300          6,567,372

New York NY City Ind Dev
Agy Rev Harbor House Pj A(10)                         5.875%      5/20/2044            AAA           610            675,752

New York NY City Ind Dev Agy
Staten Island Univ Hsp Pj A                           6.375%       7/1/2031           Baa3         1,000          1,019,120

New York St Dorm Auth Rev
Insd NY St Rehab Assn Ser A(2)                         5.50%       7/1/2016            AAA           935          1,069,490

New York St Dorm Auth Rev
Lenox Hill Hosp Oblig Group                           5.375%       7/1/2020             A3         1,000          1,043,460

New York St Dorm Auth Rev
Mental Hlth Svc Fac(12)                                6.00%      8/15/2012            AAA         1,460          1,774,499

New York St Dorm Auth Rev
Mental Hlth Svc Fac Impt Ser B(12)                     6.00%      2/15/2025            AAA         1,000          1,141,530

New York St Dorm Auth Rev
Mental Hlth Svc Fac Impt Ser B(12)                     6.00%      2/15/2030            AAA         1,000          1,138,090

New York St Dorm Auth Rev
Mental Hlth Svc Fac Ser D(12)                          6.00%      8/15/2021            AAA         1,000          1,115,830

New York St Dorm Auth Rev
Mount Sinai Hlth Ser A                                 6.50%       7/1/2025           BBB-         1,900          2,087,511

New York St Dorm Auth Rev
Mtg Nursing Home A(12)(7)                              5.40%       2/1/2031            AAA           300            317,259

New York St Dorm Auth Rev
Mtg Nursing Home A(12)(7)                              5.50%       8/1/2030            AAA         1,000          1,060,160

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev
Mtg Nursing Home A(12)(7)                              5.50%       8/1/2038            AAA     $   1,000     $    1,054,970

New York St Dorm Auth Rev
Utd Cerebral Palsy Aff #1-A(2)                         5.75%       7/1/2018            AAA         1,000          1,166,210
                                                                                                             --------------
TOTAL                                                                                                            24,826,655
                                                                                                             --------------

HOUSING 0.62%

New York City Hsg Dev Corp
Multifamily Hsg Rev Ser A AMT                          5.50%      11/1/2034             AA         1,500          1,551,840

New York St Mtg Agy Rev
Home Owner Mtg Ser 70                                  5.40%       4/1/2022            Aa1            70             72,961
                                                                                                             --------------
TOTAL                                                                                                             1,624,801
                                                                                                             --------------

INDUSTRIAL 0.84%

Hempstead Town NY Ind Dev Agy
Ref Rcovery Amer Ref Fuel Pj                           5.00%      12/1/2010            BBB         1,000          1,058,280

New York Ind Dev Agy Pkg
Royal Charter Properties, Inc.(9)                      5.75%     12/15/2029            AAA         1,000          1,133,860
                                                                                                             --------------
TOTAL                                                                                                             2,192,140
                                                                                                             --------------

LEASE 3.83%

New York St Urban Dev Corp Rev
St Fac                                                 5.70%       4/1/2020             A3         4,150          4,848,030

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                   5.50%       8/1/2029           Baa3         1,250          1,360,175

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                   5.70%       8/1/2025           Baa3         2,000          2,169,040

Puerto Rico Pub Fin Corp
Comwlth Approp Ser E                                   5.75%       8/1/2030           Baa3         1,500          1,652,100
                                                                                                             --------------
TOTAL                                                                                                            10,029,345
                                                                                                             --------------

MISCELLANEOUS 1.36%

New York Cntys Tob Tr II
Tob Settlement Pass Thru Bds                          5.625%       6/1/2035              A         1,450          1,460,513

New York Cntys Tob Tr II
Tob Settlement Pass Thru Bds                           5.75%       6/1/2043              A           500            505,865

New York NY City Tr Cultr Res
Rev Museum of American Art(1)                          6.00%       7/1/2022              A           500            549,680

Puerto Rico Pub Bldg Auth Rev
Govt Fac Ser D                                         5.25%       7/1/2027           Baa1         1,000          1,053,730
                                                                                                             --------------
TOTAL                                                                                                             3,569,788
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
POWER 7.42%

Long Island Pwr Auth NY Elec
Sys Rev Gen Ser A(12)                                  5.50%      12/1/2029            AAA     $   2,000     $    2,038,080

NY St Enrg Res & Dev Auth Fac
Rev Con Edison Inc Ser A AMT(12)                      7.125%      12/1/2029            AAA         2,500          2,791,875

NY St Enrg Res & Dev Auth Gas
Fac Rev Brooklyn Un Ser B RIBs                       11.997%       7/1/2026             A2         4,000          4,984,720

Puerto Rico Elec Pwr Auth Pwr
Rev Ser II                                             5.25%       7/1/2031           Baa1         3,625          3,835,359

Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                              5.50%       7/1/2025           Baa1         2,915          3,062,237

Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                              6.00%       7/1/2015             A-         2,375          2,701,966
                                                                                                             --------------
TOTAL                                                                                                            19,414,237
                                                                                                             --------------

PRE-REFUNDED 20.34%

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(6)                              6.00%       7/1/2016            AAA         2,000          2,362,920

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(6)                              6.00%       7/1/2021            AAA         5,000          5,830,550

Metropolitan Transn Auth NY
Commuter Fac Rev Ser A(6)                              6.10%       7/1/2026            AAA         2,000          2,339,420

Metropolitan Transn Auth NY
Tran Fac Rev Svc Cntrct Ser R                          5.50%       7/1/2017             A3         1,000          1,183,770

Municipal Secs Trust Ctfs
Ser 7005 CL B RIBs ETM                                9.165%      10/1/2040            Aaa         2,000          2,375,880

New York City Muni Wtr Fin
Wtr & Sew Sys Rev Ser B                                6.00%      6/15/2033             AA         3,360          4,067,246

New York City Transitional Fin
Auth Rev Future Tax 2nd Ser A                          6.00%      8/15/2029            Aa2           200            240,678

New York City Transitional Fin
Auth Rev Future Tax 2nd Ser B                          6.00%     11/15/2024            Aa2           950          1,155,381

New York City Transitional Fin
Auth Rev Future Tax 2nd Ser B                          6.00%     11/15/2029            Aa2         2,000          2,432,380

New York City Transitional Fin
Auth Rev Unrefunded-Future Tax                         5.50%       5/1/2025            Aa2           555            590,093

New York City Transitional Fin
Prerefunded Future Tax Secd C                          5.50%       5/1/2025            Aa2           445            520,419

New York NY Prerefunded Ser B                         6.375%      8/15/2011              A         4,000          4,574,840

New York St Dorm Auth Rev
City Univ 3rd Gen Res Ser 2(12)                       6.875%       7/1/2014            AAA         5,650          6,296,643

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
New York St Dorm Auth Rev
Ser B(9)                                               5.75%      5/15/2017            AAA     $     395     $      473,700

New York St Dorm Auth Rev
Univ Rochester Ser A                                   6.40%       7/1/2013             A+         2,030          2,243,881

New York St Dorm Auth Rev
Upstate Cmnty Colleges Ser A                           6.20%       7/1/2015             A3         1,000          1,143,020

NY St Enviro Fac Poll Ctrl Rev
St Wtr Ser E                                          6.875%      6/15/2014            AAA         2,795          3,094,568

Puerto Rico Comwlth                                    6.45%       7/1/2017            AAA           575            633,800

Puerto Rico Comwlth Aqueduct &
Swr Auth Rev ETM                                      10.25%       7/1/2009            AAA           785          1,020,704

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                  6.50%       7/1/2027           Baa1         2,000          2,483,760

Puerto Rico Comwlth Pub Impt RIBs                     9.998%       7/1/2029             A-         1,000          1,256,180

Puerto Rico Elec Pwr Auth
Ser T RIBs(9)                                        10.996%       7/1/2018            AAA         3,500          4,219,040

Puerto Rico Tel Auth Rev RIBs(12)                      9.50%      1/16/2015            AAA           700            735,200

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                           5.625%       7/1/2020            AA+           115            136,368

Tompkins Cnty NY Ind Dev Agy
Civic Fac Cornell Univ Lake                            5.75%       7/1/2030            AA+         1,500          1,791,570
                                                                                                             --------------
TOTAL                                                                                                            53,202,011
                                                                                                             --------------

RESOURCE RECOVERY 6.10%

NY St Enrg Res & Dev Auth Poll
Ctrl Rev Niagara Mohawk Ser A(6)                       7.20%       7/1/2029            AAA        11,750         12,995,030

NY St Enviro Fac Poll Ctrl Rev
St Wtr Revolving Fd Ser A                              7.50%      6/15/2012            AAA           780            785,413

NY St Enviro Fac Poll Ctrl Rev
St Wtr Ser E                                          6.875%      6/15/2014            AAA         1,985          2,172,543
                                                                                                             --------------
TOTAL                                                                                                            15,952,986
                                                                                                             --------------

TRANSPORTATION 23.28%

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(6)                              4.75%       4/1/2028            AAA         2,500          2,774,325

Metropolitan Transn Auth NY
Dedicated Tax Fd Ser A(6)                              6.00%       4/1/2030            AAA         3,800          4,579,874

Metropolitan Transn Auth NY
Dedicated Tax Fd(9)                                    5.00%     11/15/2032            AAA         1,040          1,074,143

Metropolitan Transn Auth NY
Rev Ser A(6)                                           5.00%       7/1/2025            AAA           500            517,515

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Metropolitan Transn Auth NY Rev
Ser U                                                 5.125%     11/15/2031              A     $   3,330     $    3,440,023

Metropolitan Transn Auth NY
Svc Cntrct Ser B                                       5.25%       1/1/2031             A3         2,200          2,298,824

Metropolitan Transn Auth NY
Svc Cntrct Transn Fac Ser O ETM                        5.75%       7/1/2008             A3         1,000          1,168,200

New York NY City Transn Auth RIBs(2)                  10.03%       1/1/2030            Aaa         5,000          6,257,000

Niagara NY Frontier Auth Arpt
Buffalo Niagara Int Arpt Ser B(12)                     5.50%       4/1/2019            AAA           690            750,713

Port Auth NY & NJ
Cons 93rd Ser                                         6.125%       6/1/2094             A1         7,500          9,034,200

Port Auth NY & NJ
Cons 106th Ser AMT                                     6.00%       7/1/2015             A1           350            389,645

Port Auth NY & NJ
Cons 127th Ser(2)                                     5.125%      6/15/2037            AAA         2,000          2,075,680

Port Auth NY & NJ Sp Oblig Rev
5th Installment Spl Proj Ser 4                         6.75%      10/1/2019             BB*        2,970          3,088,325

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                              5.50%       7/1/2026           Baa1         1,000          1,055,590

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                              5.50%       7/1/2036           Baa1         4,500          4,923,315

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                              6.00%       7/1/2026           Baa1         6,000          6,525,780

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                             9.31%       1/1/2010              A         2,000          2,556,560

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                                  5.75%       7/1/2041           Baa1         2,000          2,278,280

Puerto Rico Comwlth Hwy &
Transn Auth Ser B(12)                                 5.875%       7/1/2035            AAA           750            857,490

Puerto Rico Comwlth Hwy &
Transn Auth Sub P R St Infras                          5.00%       7/1/2028           Baa1         1,000          1,027,710

Triborough Brdg & Tunl Auth NY
Revs Ref-Gen-Ser B                                     5.00%     11/15/2032            AA-         4,100          4,227,920
                                                                                                             --------------
TOTAL                                                                                                            60,901,112
                                                                                                             --------------

WATER/SEWER 2.34%

Albany NY Muni Wtr Fin Auth
Wtr & Swr Sys Rev Ser A(6)                            6.375%      12/1/2017            AAA           650            773,409

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(6)                                         5.75%       7/1/2021            AAA           500            554,445

Buffalo NY Muni Wtr Fin Auth
Wtr Sys Rev(9)                                         6.00%       7/1/2029            AAA           500            572,605

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
New York City Muni Wtr Fin
Unrefunded Balance Ser B                               6.00%      6/15/2033             AA     $   1,470     $    1,745,963

New York St Environmental
Wtr & Drinking Revolving Ser A                         6.00%      6/15/2019            AAA         1,500          1,724,085

Upper Mohawk NY Regl Wtr Fin
Auth NY Wtr Sys Rev(2)                                 5.75%       4/1/2020            Aaa           650            740,084
                                                                                                             --------------
TOTAL                                                                                                             6,110,591
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $236,822,265)                                                                       259,406,780
                                                                                                             ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                               ---------
SHORT-TERM INVESTMENT 2.98%

FINANCIAL SERVICES 2.98%

Dreyfus New York Muni Cash
Management - Insurance Shares (Cost $7,809,273)                                                    7,809          7,809,273
                                                                                                             ==============
TOTAL INVESTMENTS 102.14% (Cost $244,631,538)                                                                $  267,216,053
===========================================================================================================================

SCHEDULE OF INVESTMENTS
TEXAS TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                               PRINCIPAL
                                                                                                  AMOUNT
                                                                                                   (000)
                                                                                               ---------
MUNICIPAL BONDS 99.27%

EDUCATION 4.99%

Southwest Higher Ed Auth Inc
Southern Methodist Univ(2)                            5.125%      10/1/2032            AAA     $     750            771,097

University TX Univ Rev
Fin Sys Ser A                                         5.375%      8/15/2017            AAA         3,030          3,289,217
                                                                                                             --------------
TOTAL                                                                                                             4,060,314
                                                                                                             --------------

GENERAL OBLIGATION 35.42%

Azle TX Indpt Sch Dist Ser A                           6.00%      2/15/2022            Aaa           250            251,107

Blanco TX Ctfs Oblig                                   5.50%      8/15/2027            AAA           665            710,912

Cuero TX Indpt Sch Dist                                4.75%      8/15/2028            AAA         1,000          1,001,510

Dallas Cnty TX
Ref & Impt Ser A                                       5.00%      8/15/2020            AAA           450            472,657

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEXAS TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Dallas TX Indpt Sch Dist Ref                           5.00%      2/15/2021            AAA     $   1,300     $    1,350,167

Gregory Portland TX Indpt Sch Dist                     5.50%      8/15/2020            AAA         1,075          1,170,750

Katy TX Indpt Sch Dist Ltd Tax                        6.125%      2/15/2032            AAA         1,000          1,137,600

Laredo TX Indpt Sch Dist                               5.25%       8/1/2024            AAA         1,000          1,043,600

Little Elm TX Indpt Sch Dist
Cap Apprec Ref                                  Zero Coupon       8/15/2033            AAA         1,925            305,806

Mansfield TX Indpt Sch Dist                            5.25%      2/15/2023            AAA         1,000          1,046,780

Northside TX Indpt Sch Dist
Ser A                                                  5.00%       8/1/2031            AAA         1,000          1,021,750

Pearland TX Indpt Sch Dist                            5.125%      2/15/2022            AAA         1,500          1,547,970

Pearland TX Indpt Sch Dist
Bd Ser A                                              5.875%      2/15/2019            AAA         1,000          1,149,020

Pflugerville TX Indpt Sch Dist                         5.00%      8/15/2026            AAA         1,000          1,024,410

Puerto Rico Comwlth Pub Impt
Ser A                                                 5.125%       7/1/2031             A-         1,000          1,040,300

San Antonio TX Indpt Sch Dist                          5.50%      8/15/2024            AAA         1,000          1,063,920

Socorro TX Indpt Sch Dist Ref                          6.00%      2/15/2015            AAA           920          1,038,560

Texas St Ser B RIBs                                   10.24%      9/30/2011             AA         5,500          7,840,745

Texas St Wtr Dev Brd                                   7.15%       8/1/2035             AA         1,600          1,742,864

Texas St Wtr Fin Assistance Ser A                      5.25%       8/1/2022             AA           145            152,784

United Indpt Sch Dist TX                              5.125%      8/15/2026            AAA         1,000          1,036,390

Webster TX Ctfs Oblig Ser A(9)                         6.00%       3/1/2017            AAA         1,440          1,670,112
                                                                                                             --------------
TOTAL                                                                                                            28,819,714
                                                                                                             --------------

HEALTHCARE 8.61%

Brazos Cnty TX Hlth Fac Dev
Franciscan Svcs Corp                                  5.375%       1/1/2032             A-         1,000            996,260

Denton Cnty TX Hlth Fac Dev
Corp Rev Lutheran Social Svc                           7.50%      8/15/2015             A-**       1,000          1,022,990

Harris Cnty TX Hlth Fac Dev
St. Lukes Episcopal Hosp Ser A                        5.375%      2/15/2026            AA-         1,000          1,017,210

Harris Cnty TX Hlth Fac
Mem Hermann Hlthcare Ser A                            6.375%       6/1/2029             A-         1,750          1,909,390

Puerto Rico Ind Tourist Ed Med
Envr Ctrl Fac Hosp Ser A                              6.125%     11/15/2025             AA           910          1,015,906

Tom Green Cnty TX Hlth Fac
Dev Shannon Hlth Sys Pj                                6.75%      5/15/2021           Baa3         1,000          1,048,930
                                                                                                             --------------
TOTAL                                                                                                             7,010,686
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL 13.26%

Cass Cnty TX Ind Dev Corp
Envr Impt Rev Ser A AMT                                6.00%       9/1/2025            BBB     $   1,000     $    1,022,420

Orange Cnty TX Nav & Port Dist
Ind Dev Rev North Star Steel                          6.375%       2/1/2017             A+         2,400          2,570,352

Texas City TX Ind Dev Corp
Marine Term Rev Arco Pipe Line                        7.375%      10/1/2020            AA+         5,500          7,201,755
                                                                                                             --------------
TOTAL                                                                                                            10,794,527
                                                                                                             --------------

LEASE 1.31%

Harris Cnty Houston TX Sports
Auth Rev Sr Lien Ser G(12)                             5.25%     11/15/2021            AAA         1,000          1,063,220
                                                                                                             --------------

MISCELLANEOUS 3.18%

Austin TX Convention
First Tier Ser A                                       6.70%       1/1/2032           BBB-         1,000          1,051,520

Galveston TX Hotel Occup Tax
Ser B(6)                                               5.00%       9/1/2032            AAA         1,500          1,534,065
                                                                                                             --------------
TOTAL                                                                                                             2,585,585
                                                                                                             --------------

POWER 2.98%

Fort Bend Cnty TX Muni Util
Dist #25(12)                                           6.00%      10/1/2028            AAA         2,170          2,421,872
                                                                                                             --------------

PRE-REFUNDED 5.21%

Municipal Secs Trust Ctfs
Ser 7005 CL B RIBs ETM                                9.165%      10/1/2040            Aaa           500            593,970

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                  6.00%       7/1/2031              A         1,480          1,787,352

Puerto Rico Comwlth Pub Impt RIBs(12)                  9.78%       7/1/2026            Aaa           500            686,450

San Antonio TX Indpt Sch Dist                          5.75%      8/15/2015            AAA         1,000          1,172,860
                                                                                                             --------------
TOTAL                                                                                                             4,240,632
                                                                                                             --------------

RESOURCE RECOVERY 6.57%

Gulf Coast Waste Disp Auth TX
Swr & Solid Waste Disp Rev AMT                         5.90%       4/1/2036             A+         1,500          1,581,345

Gulf Coast Waste Disp Auth
Valero Energy Corp Pj AMT                              6.65%       4/1/2032            BBB         1,500          1,556,610

                       SEE NOTES TO FINANCIAL STATEMENTS.
72

TEXAS TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Harris Cnty TX Ind Dev Corp
Marine Term & Wtr Poll Ctrl                           6.625%       2/1/2024           BBB+     $   1,100     $    1,145,551

Red River Auth TX Poll Ctl AMT                         6.70%      11/1/2030            BBB         1,000          1,061,420
                                                                                                             --------------
TOTAL                                                                                                             5,344,926
                                                                                                             --------------

TRANSPORTATION 9.92%

Austin TX Arpt Sys Rev
Prior Lien Ser A AMT(12)                              6.125%     11/15/2025            AAA         2,500          2,712,900

Dallas Fort Worth TX Intl
Ref & Impt Ser A AMT(12)                               5.00%      11/1/2035            AAA         2,000          2,009,380

Houston TX Arpt Sys Rev
Sub Lien Ser B(9)                                      5.50%       7/1/2030            AAA         1,000          1,058,000

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                  6.00%       7/1/2029              A         1,000          1,150,900

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)                       10.29%       7/1/2026            Aaa           950          1,145,130
                                                                                                             --------------
TOTAL                                                                                                             8,076,310
                                                                                                             --------------

WATER/SEWER 7.82%

Dallas TX Wtr Wks & Swr Sys
Rev Ref                                                5.00%      10/1/2012            Aa2           750            822,187

El Paso TX Wtr & Swr Rev
Ref & Impt Ser A(9)                                    5.25%       3/1/2027            AAA         1,000          1,044,490

San Antonio TX Wtr Rev Ref Sys(9)                      5.00%      5/15/2028            AAA         1,000          1,029,190

Upper Trinity Regl Wtr Dist
TX Wtr Rev Sys Ser 4(6)                                6.00%       8/1/2026            AAA         3,025          3,465,168
                                                                                                             --------------
TOTAL                                                                                                             6,361,035
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $72,453,208)                                                                         80,778,821
                                                                                                             ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                               ---------
SHORT-TERM INVESTMENT 2.04%

FINANCIAL SERVICES 2.04%

Dreyfus Municipal Cash
Management Plus - Insurance Shares (Cost $1,655,895)                                               1,656          1,655,895
                                                                                                             ==============
TOTAL INVESTMENTS 101.31% (Cost $74,109,103)                                                                 $   82,434,716
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 94.76%

EDUCATION 8.09%

Univ WA ED Roosevelt
Rosh Rov Pj(12)                                       5.375%       6/1/2029            AAA     $   1,100     $    1,147,718

Univ WA Rev Student Fac Fee(9)                         5.50%       6/1/2019            AAA           810            889,801

Washington St Higher Ed Fac
Auth Rev Gonzaga Univ Pj(12)                           4.75%       4/1/2022            AAA         1,000          1,009,140

Western WA Univ Rev
Student Rec Fee(12)                                    5.00%       5/1/2033            AAA           900            919,899
                                                                                                             --------------
TOTAL                                                                                                             3,966,558
                                                                                                             --------------

GENERAL OBLIGATION 22.84%

King Cnty WA Sch Dist
#405 Bellevue(6)                                       5.00%      12/1/2020            AAA         2,000          2,095,680

King Cnty WA Sch Dist
#414 Lake Washington(9)                                5.50%      12/1/2019            AAA         1,000          1,096,220

King Cnty WA Ser B                                     4.50%       1/1/2024            AA+           320            305,229

King Cnty WA Ser B(12)                                 5.00%       1/1/2030            AAA         1,000          1,017,550

Port Seattle WA Ser B AMT                              5.75%      12/1/2025            AA+           750            813,390

Puerto Rico Comwlth Pub Impt
Ser A(6)                                               5.00%       7/1/2032            AAA         1,000          1,041,430

Puerto Rico Pub Fin Corp
Comwlth App Ser A(2)                                  5.125%       6/1/2024            AAA           750            833,212

Vancouver WA Ltd Tax(2)                                5.50%      12/1/2025            AAA         1,255          1,337,202

Washington St
Motor Vehicle Fuel Ser 03-C(12)                 Zero Coupon        6/1/2030            AAA         5,000          1,221,700

Washington St Ser A                                    5.75%       9/1/2019            AA+           250            270,188

Washington St Ser B                                    5.75%       5/1/2016            AA+           985          1,050,818

Whatcom Cnty WA                                        5.75%      12/1/2012              A           115            119,394
                                                                                                             --------------
TOTAL                                                                                                            11,202,013
                                                                                                             --------------

HEALTHCARE 2.27%

Puerto Rico Ind Tourist Ed Med
& Envr Ctrl Fac Hosp Ser A                            6.125%     11/15/2030             AA         1,000          1,112,770
                                                                                                             --------------

HOUSING 3.99%

Skagit Cnty WA Hsg Auth Low
Income Hsg Assist Rev Mtg Ln(10)                       7.00%      6/20/2035            AAA           750            805,785

Snohomish Cnty WA Hsg Auth
Rev Cedar St Apt Pj Ser A AMT                          6.40%       5/1/2027              A           500            528,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
WA St Hsg Fin Cmnty Sing Fam
Mtg Rev Mtg Ser A AMT(11)                              7.05%       7/1/2022            AAA     $     605     $      623,894
                                                                                                             --------------
TOTAL                                                                                                             1,957,979
                                                                                                             --------------

MISCELLANEOUS 0.96%

Bellevue WA Convention Ctr
Auth Sp Oblig Rev(12)                           Zero Coupon        2/1/2024            AAA         1,400            473,312
                                                                                                             --------------

POWER 19.17%

Chelan Cnty WA Pub Util Dist
#1 Columbia River Rock Ser A(12)                Zero Coupon        6/1/2024            AAA         4,860          1,625,719

Chelan Cnty WA Pub Util Dist
#1 Cons Rev Ser A AMT(12)                              6.40%       7/1/2017            AAA         1,000          1,149,790

Clark Cnty WA Pub Util Dist
#1 Rev(9)                                             5.125%       1/1/2020            AAA           400            420,127

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro                                         8.75%       9/1/2018            Aaa           350            443,940

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro 2 Tier Ser B(2)                         8.75%       9/1/2006            AAA         2,780          3,168,088

Grant Cnty WA Pub Util
Dist #002 Elec Rev Ser H(9)                            5.00%       1/1/2022            AAA         1,000          1,026,440

Lewis Cnty WA Pub Util Dist
#1 Cowlitz Falls Hydro                                 5.50%      10/1/2022            AA-           755            783,313

Seattle WA Mun Lt & Pwr Rev
Ser A(12)                                             5.625%       9/1/2015            AAA           720            785,074
                                                                                                             --------------
TOTAL                                                                                                             9,402,491
                                                                                                             --------------

PRE-REFUNDED 15.87%

Douglas Cnty WA Pub Util Dist
#1 Wells Hydro                                         8.75%       9/1/2018             AA           150            195,555

Mount Vernon WA(2)                                     6.85%      12/1/2014            AAA         1,285          1,429,164

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                                9.165%      10/1/2040            Aaa         1,000          1,187,940

Ocean Shores WA Wtr & Swr(9)                           5.50%      12/1/2021            Aaa         1,000          1,171,090

Port Seattle WA Rev Ser B AMT                          6.70%      11/1/2010            Aaa            20             20,481

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                  6.00%       7/1/2031            Aaa           500            603,835

Puerto Rico Comwlth Pub Impt RIBs                     9.998%       7/1/2029           Baa1         1,000          1,256,180

Puerto Rico Tel Auth Rev RIBs(12)                      9.50%      1/16/2015            AAA           500            525,145

Renton WA Wtr & Swr Rev                                6.55%      11/1/2013            Aaa         1,000          1,101,830

Washington St Ser B                                    5.75%       5/1/2016            AA+            15             16,002

                       SEE NOTES TO FINANCIAL STATEMENTS.

WASHINGTON TAX-FREE FUND SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
Washington St Higher Ed Fac
Auth Rev Whitworth College(5)                          7.00%      10/1/2015            AAA     $     250     $      276,658
                                                                                                             --------------
TOTAL                                                                                                             7,783,880
                                                                                                             --------------

TRANSPORTATION 14.76%

Central Puget Sound WA Regl
Transit Auth Sales Tax & Motor(6)                      5.25%       2/1/2021            AAA         1,750          1,938,038

Port Kalama WA Rev
Ser B AMT                                             5.625%      12/1/2015            Aa1           400            419,040

Port Seattle WA Spl Fac Rev
Ser C AMT(12)                                          6.00%       9/1/2029            AAA         2,000          2,231,020

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                              6.00%       7/1/2026           Baa1         1,000          1,087,630

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                             9.31%       1/1/2010            Aa2           750            958,710

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)                      10.291%       7/1/2026            AAA           500            602,700
                                                                                                             --------------
TOTAL                                                                                                             7,237,138
                                                                                                             --------------

WATER/SEWER 6.81%

Pierce Cnty WA Swr Rev(2)                              5.00%       8/1/2021            AAA         1,100          1,140,447

Seattle WA Wtr Sys Rev                                 5.25%      12/1/2023             AA         1,040          1,055,538

Vancouver WA Wtr & Swr Rev(6)                          6.00%       6/1/2020            AAA         1,000          1,145,420
                                                                                                             --------------
TOTAL                                                                                                             3,341,405
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $42,484,572)                                                                         46,477,546
                                                                                                             ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                               ---------
SHORT-TERM INVESTMENTS

FINANCIAL SERVICES 5.72%

Dreyfus Municipal Cash Management Plus (Cost $2,805,565)                                           2,806          2,805,565
                                                                                                             ==============
TOTAL INVESTMENTS 100.48% (Cost $45,290,137)                                                                 $   49,283,111
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.52%

EDUCATION 2.56%

Miami-Dade Cnty FL Ed Fac
Auth Rev Ser A(2)                                      6.00%       4/1/2023            AAA     $   2,000     $    2,309,620
                                                                                                             --------------

GENERAL OBLIGATION 11.98%

Boca Raton FL                                          5.25%       7/1/2016            AAA         1,615          1,774,707

Boca Raton FL                                          5.25%       7/1/2017            AAA         1,000          1,093,880

Florida St Brd Ed Cap Outlay
Pub Ed Ser E                                          5.625%       6/1/2025            Aa2         1,000          1,093,550

Florida St Brd Ed
Cap Outlay Ser A                                       5.25%       6/1/2024            Aa2         2,000          2,113,840

Florida St FL Dept of Transpn(12)                      4.75%       7/1/2029            AAA         2,000          2,020,000

Puerto Rico Comwlth Pub Impt(2)                        5.00%       7/1/2027            AAA         1,000          1,046,700

Puerto Rico Comwlth Pub Impt                           5.25%       7/1/2017           Baa1         1,475          1,675,246
                                                                                                             --------------
TOTAL                                                                                                            10,817,923
                                                                                                             --------------

HEALTHCARE 7.61%

Highlands Cnty FL Fac Auth Rev
Hosp Adventist/Sunbelt Ser A                           6.00%     11/15/2031             A-         2,000          2,134,900

Orange Cnty FL Hlth Fac
Auth Rev Hosp Orlando Regl                             5.75%      12/1/2032             A-         1,000          1,033,340

Puerto Rico Ind Tourist Ed Med
Envr Ctrl Fac Hosp                                     6.50%     11/15/2020             AA           410            467,773

Sarasota Cnty FL Pub Hosp Brd
Rev Sarasota Mem Hosp Ser B(12)                        5.50%       7/1/2028            AAA         2,875          3,230,063
                                                                                                             --------------
TOTAL                                                                                                             6,866,076
                                                                                                             --------------

HOUSING 3.62%

Dade Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev Ser E(11)                                  7.00%       3/1/2024            Aaa            20             20,013

Lee Cnty FL Hsg Fin Auth Sing
Fam Mtg Rev AMT(10)                                    6.40%       3/1/2029            Aaa         1,835          1,995,342

Miami-Dade Cnty FL Hsg Fin
Auth Multifamily Rev Captiva AMT(9)                    5.25%      12/1/2034            AAA         1,000          1,010,500

Orange Cnty FL Hsg Fin Auth
Ser A-1 AMT(11)                                 Zero Coupon        3/1/2028            Aaa           945            244,349
                                                                                                             --------------
TOTAL                                                                                                             3,270,204
                                                                                                             --------------

INDUSTRIAL 1.48%

Lee Cnty FL Ind Dev Auth
Ref Bonita Springs Util Pj AMT(2)                     5.125%      11/1/2019            AAA         1,250          1,338,438
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 12.67%

Clearwater FL Rev
Spring Training Fac(12)                               5.375%       3/1/2027            AAA     $     730     $      822,841

Clearwater FL Rev
Spring Training Fac(12)                               5.375%       3/1/2031            AAA           470            528,219

Florida Muni Ln Council Rev(12)                 Zero Coupon        4/1/2020            AAA         4,000          1,805,200

Miami-Dade Cnty FL Spl Oblig
Sub Ser A(12)                                   Zero Coupon       10/1/2024            AAA         6,375          1,994,100

Miami-Dade Cnty FL Spl Oblig
Sub Ser B(12)                                          5.00%      10/1/2037            AAA         1,000          1,022,570

Orange Cnty FL Tourist Dev Sub(2)                     5.125%      10/1/2025            AAA         1,445          1,510,748

Orange Cnty FL Tourist Dev
Tax Rev ETM(2)                                         6.00%      10/1/2016            AAA           710            712,485

Osceola Cnty Tourist Dev Tax
Rev Ser A(6)                                           5.00%      10/1/2032            AAA         2,400          2,480,111

Tampa FL Sports Auth Rev
Tampa Bay Arena Pj(12)                                 6.00%      10/1/2015            AAA           450            557,591
                                                                                                             --------------
TOTAL                                                                                                            11,433,865
                                                                                                             --------------

POWER 2.22%

Jea FL Elec Sys Rev
Sub-Ser D                                             4.875%      10/1/2037            AA-         2,000          2,003,940
                                                                                                             --------------

PRE-REFUNDED 33.63%

Melbourne FL Wtr & Swr Rev ETM(6)               Zero Coupon       10/1/2025            AAA         2,000            685,680

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev(6)                                       6.375%       7/1/2029            AAA         1,250          1,541,663

Municipal Secs Trust Ctfs
Ser 7005 CL B RIBs ETM                                9.165%      10/1/2040            Aaa         1,250          1,484,925

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                  6.00%       7/1/2031           Baa1         2,000          2,415,340

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                                  6.50%       7/1/2027           Baa1         1,000          1,241,880

Puerto Rico Comwlth Pub Impt RIBs(12)                  9.78%       7/1/2026            AAA         3,500          4,805,150

Puerto Rico Comwlth Pub Impt RIBs                     9.998%       7/1/2029            A-*         2,000          2,512,360

Puerto Rico Muni Fin Agy Ser A                         6.50%       7/1/2019            AAA         2,915          3,210,231

Puerto Rico Tel Auth Rev RIBs(12)                      9.10%      1/25/2007            AAA         3,000          3,147,180

Tampa Bay Wtr FL Util Sys Rev(6)                       6.00%      10/1/2024            AAA         3,000          3,659,910

Tampa FL Rev
Allegany Hlth Sys St. Joseph(12)                       6.70%      12/1/2018            AAA         5,000          5,647,550
                                                                                                             --------------
TOTAL                                                                                                            30,351,869
                                                                                                             --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                                   RATING:     PRINCIPAL
                                                   INTEREST        MATURITY         S&P OR        AMOUNT
INVESTMENTS                                            RATE            DATE     MOODY'S(a)         (000)              VALUE
---------------------------------------------------------------------------------------------------------------------------
RESOURCE RECOVERY 0.86%

Jacksonville FL Pollution Rev
Anheuser-Busch Pj                                      5.70%       8/1/2031             A+     $     750     $      773,970
                                                                                                             --------------

TRANSPORTATION 9.18%

Florida Ports Fin Commn Rev St
Transn TR FD Intermodal Pg AMT(6)                      5.50%      10/1/2029            AAA         1,295          1,375,044

Jacksonville FL Port Auth Arpt
Rev Ser A AMT(6)                                       6.25%      10/1/2024            AAA         1,000          1,112,240

Miami-Dade Cnty FL Aviation
Rev Miami Intl Arpt(6) AMT                            5.375%      10/1/2032            AAA         1,000          1,047,650

Miami-Dade Cnty FL Expwy Auth
Toll Sys Rev Ref(6)                                   5.125%       7/1/2025            Aaa           750            784,793

Pensacola FL Arpt Rev Ser A AMT(12)                   6.125%      10/1/2018            AAA         1,250          1,414,350

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                                  6.00%       7/1/2029           Baa1           880          1,012,792

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)                       10.28%       7/1/2026            Aaa           500            602,700

Santa Rosa Bay FL Brdg Auth Rev                 Zero Coupon        7/1/2015             B-         2,140            558,711

Santa Rosa Bay FL Brdg Auth Rev                 Zero Coupon        7/1/2022             B-         3,000            374,580
                                                                                                             --------------
TOTAL                                                                                                             8,282,860
                                                                                                             --------------

WATER/SEWER 11.71%

Clearwater FL Stormwater Sys Rev(12)                   4.75%      11/1/2032            AAA         1,000          1,009,540

Florida Muni Ln Council Rev
North Miami Beach Wtr Pj Ser B(12)                     5.00%       8/1/2027            AAA         3,465          3,593,932

Melbourne FL Wtr & Swr Rev
Ref & Impt Ser A(6)                                    5.00%      10/1/2032            AAA         1,810          1,870,418

Miami Beach FL Stormwater Rev(6)                       5.25%       9/1/2020            AAA         1,000          1,080,720

Miami Beach FL Wtr & Swr Rev(2)                        5.25%       9/1/2020            AAA         1,000          1,080,720

Miami Beach FL Wtr & Swr Rev(2)                        5.50%       9/1/2027            AAA         1,000          1,082,660

Ocala FL Wtr & Swr Rev(6)                              5.25%      10/1/2027            Aaa           800            848,528
                                                                                                             --------------
TOTAL                                                                                                            10,566,518
                                                                                                             --------------
TOTAL MUNICIPAL BONDS (Cost $80,026,179)                                                                         88,015,283
                                                                                                             ==============

                                                                                                  SHARES
                                                                                                   (000)
                                                                                               ---------
SHORT-TERM INVESTMENTS 1.67%

FINANCIAL SERVICES 1.67%

Dreyfus Florida Municipal Money
Market Fund (Cost $1,507,281)                                                                      1,507          1,507,281
                                                                                                             ==============
TOTAL INVESTMENTS 99.19% (Cost $81,533,460)                                                                  $   89,522,564
===========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 101.09%

EDUCATION 12.68%

Bulloch Cnty GA Dev Auth
GA So Univ Pj(2)                           5.00%      8/1/2021           Aaa          $     500     $     524,920

Fulton Cnty GA Dev Auth Rev
GA Tech Athletic Assn(2)                   5.50%     10/1/2017           AAA              1,000         1,137,850

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Fdg Ser A                    5.00%     11/1/2031           AA+                500           515,725

Fulton Cnty GA Dev Auth Rev
GA Tech Fndtn Sac II Pj Ser A             5.125%     11/1/2021           AA+                750           794,340

Fulton Cnty GA Dev Auth Rev
Morehouse College Pj(2)                   5.875%     12/1/2030           AAA              1,850         2,098,622

Fulton Cnty GA Dev Auth Rev
Tuff Morehouse Pj Ser A(2)                 5.50%      2/1/2022           AAA              1,000         1,075,430

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                     5.50%     11/1/2020            AA              1,000         1,099,720

Private Colleges & Univ Auth
GA Emory Univ Pj Ser A                     5.50%     11/1/2025            AA              1,000         1,070,440

Private Colleges & Univ Auth
GA Rev Mercer Univ Pj                      5.75%     10/1/2031            A3                500           536,675
                                                                                                    -------------
TOTAL                                                                                                   8,853,722
                                                                                                    -------------

GENERAL OBLIGATION 16.28%

Atlanta GA ETM                             5.60%     12/1/2015           AA-                 95           100,577

De Kalb Cnty GA                            6.00%      1/1/2020           AA+                250           255,590

Forsyth Cnty GA Sch Dist                   6.00%      2/1/2016           AA-              2,000         2,354,480

Georgia St Ser C                           7.25%      7/1/2005           AAA              1,500         1,717,020

Georgia St Ser C                           7.25%      7/1/2006           AAA              1,000         1,180,910

Puerto Rico Comwlth(9)                     5.50%      7/1/2017           AAA                500           571,735

Puerto Rico Comwlth Pub Impt               2.50%     7/30/2003          SP-1              1,000         1,008,410

Puerto Rico Comwlth Pub Impt(12)           5.75%      7/1/2026           AAA              1,990         2,361,036

Puerto Rico Comwlth Pub Impt
Ser A                                      5.00%      7/1/2027            A-              1,000         1,033,440

Puerto Rico Comwlth Pub Impt
Ser A                                     5.375%      7/1/2028            A-                735           784,848
                                                                                                    -------------
TOTAL                                                                                                  11,368,046
                                                                                                    -------------

HEALTHCARE 4.30%

Athens Clarke Cnty GA Uni Govt
Catholic Health East Issue                 5.50%    11/15/2032             A              1,000         1,020,940

Clarke Cnty GA Hosp Auth Rev
Ctfs Athens Regl Med Ctr Pj(12)           5.125%      1/1/2032           AAA                500           517,910

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Glynn Brunswick GA Mem Hosp
Auth Rev Southeast GA Hlth(12)             6.00%      8/1/2016           AAA          $     400     $     449,896

Puerto Rico Ind Tourist Ed Med
Envr Ctrl Fac Hosp                         6.50%    11/15/2020            AA                410           467,773

Ware Cnty GA Hosp Auth
Rev Antic Ctfs(12)                         5.50%      3/1/2021           Aaa                500           547,830
                                                                                                    -------------
TOTAL                                                                                                   3,004,349
                                                                                                    -------------

HOUSING 3.71%

Clayton Cnty GA Hsg Auth Multi
Fam Hsg Rev(10)                            5.60%    12/20/2024           Aaa                500           540,295

DeKalb Cnty GA Hsg Auth Multi
Fam Lakes At Indian Creek AMT(9)           7.15%      1/1/2025           AAA                500           535,200

GA St Hsg & Fin Auth Rev
Sing Fam Mtg Ser A Sub A-2 AMT(7)          6.40%     12/1/2015           Aa2                270           284,148

GA St Hsg & Fin Auth Rev
Sing Fam Sub Ser D-2 AMT                   5.75%     12/1/2031           AAA              1,180         1,227,554
                                                                                                    -------------
TOTAL                                                                                                   2,587,197
                                                                                                    -------------

INDUSTRIAL 2.28%

Albany Dougherty GA Payroll
Dev Auth Procter & Gamble AMT              5.20%     5/15/2028           AA-                500           535,430

Effingham Cnty GA Dev Auth
Fort James Pj AMT                         5.625%      7/1/2018           BB+              1,000           844,630

Monroe Cnty GA Dev Auth
Poll GA Pwr Co Plant(12)                   5.25%      7/1/2031           AAA                205           210,656
                                                                                                    -------------
TOTAL                                                                                                   1,590,716
                                                                                                    -------------

LEASE 6.10%

College Park GA Business
Civic Ctr Pj(12)                           5.75%      9/1/2026           AAA                450           508,532

Georgia Mun Assn Inc Ctfs
City Court Atlanta Pj(12)                  5.25%     12/1/2026           AAA                750           796,522

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(12)                   5.00%      8/1/2031           AAA                660           685,245

Puerto Rico Pub Fin Corp
Comwlth Approp Ser A(12)                   5.50%      8/1/2020           AAA              1,500         1,680,090

Richmond Cnty GA Pub Fac
Cnty Brd Ed Pj(12)                         6.00%     11/1/2024           Aaa                500           591,755
                                                                                                    -------------
TOTAL                                                                                                   4,262,144
                                                                                                    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
MISCELLANEOUS 10.34%

Association Cnty GA Leasing Pj
Rockdale Cnty GA Pub Purp Pj(12)          5.625%      7/1/2020           AAA          $      25     $      27,847

Cobb Marietta GA Coliseum &
Exhibit Hall Auth Rev(12)                 5.625%     10/1/2026           AAA              1,000         1,160,820

Fayette Cnty GA Pub Fac Auth
Rev Criminal Justice Center Pj             5.00%      6/1/2026           AA-                750           776,100

George L Smith II GA World
Congress Ctr Auth Rev AMT(12)              5.75%      7/1/2015           AAA                500           574,025

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                         5.25%      7/1/2036            A-              1,250         1,315,150

Puerto Rico Pub Bldg Auth Rev
Gtd Govt Fac Ser D                        5.375%      7/1/2033            A-              1,300         1,385,670

Savannah GA Economic Dev
Rev Gtrep. Proj(12)                       4.625%      7/1/2029           AAA              2,000         1,983,180
                                                                                                    -------------
TOTAL                                                                                                   7,222,792
                                                                                                    -------------

POWER 2.59%

Municipal Elec Auth GA
Combustion Turbine Pj Ser A(12)            5.25%     11/1/2022           AAA                445           474,762

Puerto Rico Elec Pwr Auth Pwr
Ref Ser FF(12)                             5.25%      7/1/2005           AAA                250           273,975

Puerto Rico Elec Pwr Auth Pwr
Ser HH(9)                                  5.25%      7/1/2029           AAA              1,000         1,062,570
                                                                                                    -------------
TOTAL                                                                                                   1,811,307
                                                                                                    -------------

PRE-REFUNDED 14.17%

Atlanta GA                                6.125%     12/1/2023           AA-              2,000         2,233,280

Chatham Cnty GA Sch Dist(12)               6.75%      8/1/2020           AAA              1,035         1,101,477

Cobb Cnty GA Kennestone Hosp
Auth Rev Ctfs Ser 86 A ETM(12)      Zero Coupon       8/1/2015           AAA                395           234,397

Fayette Cnty GA Pub Fac Auth
Criminal Justice Center Pj                 6.00%      6/1/2030           AA-              1,000         1,211,120

Forsyth Cnty GA Wtr & Sew
Auth Rev                                   6.25%      4/1/2021            AA                750           917,948

Municipal Secs Trust Ctfs
Ser 7005 Cl B RIBs ETM                    9.165%     10/1/2040           Aaa              1,000         1,187,940

Puerto Rico Comwlth Pub
Impt RIBs                                 9.998%      7/1/2029            A-              1,125         1,413,203

Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs(9)                            10.996%      7/1/2018           AAA              1,000         1,205,440

                       SEE NOTES TO FINANCIAL STATEMENTS.

GEORGIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Savannah GA Economic Dev
Auth Rev Sub Ser C ETM              Zero Coupon      12/1/2021           AAA          $   1,000     $     388,910
                                                                                                    -------------
TOTAL                                                                                                   9,893,715
                                                                                                    -------------

RESOURCE RECOVERY 0.15%

Cobb Cnty GA Solid Waste Mgmt
Auth Rev AMT                               6.40%      1/1/2015           AAA                100           107,239
                                                                                                    -------------

TRANSPORTATION 19.44%

Atlanta GA Arpt Fac Rev AMT(12)     Zero Coupon       1/1/2010           AAA              1,500         1,056,465

Atlanta GA Arpt Fac Rev Ser A(6)           5.60%      1/1/2030           AAA              1,500         1,609,875

Macon Bibb Cnty GA Indl Auth
Arpt Impt Rev Ref Atlantic AMT(2)          5.00%      4/1/2018           AAA                500           526,650

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                  5.50%      7/1/2036          Baa1              3,500         3,829,245

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                 9.31%      1/1/2010             A              1,750         2,236,990

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B(12)                 5.875%      7/1/2020           AAA              1,000         1,165,250

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser C                      6.00%      7/1/2029             A                250           287,725

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                      5.75%      7/1/2041             A              1,985         2,261,192

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser PMD RIBs(9)           10.29%      7/1/2026           AAA                500           602,700
                                                                                                    -------------
TOTAL                                                                                                  13,576,092
                                                                                                    -------------

WATER/SEWER 9.05%

Atlanta GA Wtr & Waste Wtr Rev
Ser A(12)                                  5.00%     11/1/2039           AAA                500           513,775

Augusta GA Wtr & Swr Rev(9)                5.25%     10/1/2022           AAA                500           533,235

Augusta GA Wtr & Swr Rev(9)                5.25%     10/1/2030           AAA                500           526,355

Carroll Cnty GA Wtr Auth Wtr &
Swr Rev(12)                                5.25%      7/1/2021           Aaa                500           541,390

Elberton GA Combined Util Sys
Rev Ref & Impt(12)                         5.50%      1/1/2019           Aaa                550           613,195

Fulton Cnty GA Wtr & Swr Rev(6)            4.75%      1/1/2028           AAA                500           502,540

Henry Cnty GA
Wtr & Sew Auth Rev(6)                     5.625%      2/1/2030           AAA              1,050         1,138,074

Walton Cnty GA Wtr & Swr Auth
Rev Impt(12)                               4.50%      2/1/2028           AAA              2,000         1,949,700
                                                                                                    -------------
TOTAL                                                                                                   6,318,264
                                                                                                    -------------
TOTAL MUNICIPAL BONDS (Cost $66,075,542)                                                            $  70,595,583
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
MICHIGAN TAX-FREE SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 97.08%

EDUCATION 8.25%

Eastern MI Univ Rev
Gen Ser B(6)                               5.60%      6/1/2025           AAA          $   1,430     $   1,542,412

Grand Valley MI St Univ Rev(6)             5.50%      2/1/2018           AAA              1,150         1,343,281

University MI Univ Rev
Student Fee Ser A                          6.00%      4/1/2007           AA+                250           287,552

Wayne Cnty MI Cmnty
College Impt(2)                            5.50%      7/1/2019           AAA                565           617,200

Western MI Univ Rev
Ref Gen(2)                                 5.00%     7/15/2021           AAA              1,000         1,047,710
                                                                                                    -------------
TOTAL                                                                                                   4,838,155
                                                                                                    -------------

GENERAL OBLIGATION 27.50%

Belding MI Area Sch(2)                     5.00%      5/1/2026           AAA                400           411,344

Bloomingdale MI Pub Sch Dist # 16          5.50%      5/1/2021           AAA                450           488,381

Carman-Ainsworth Cmnty Sch(6)              5.00%      5/1/2027           AAA              1,000         1,028,330

Central Montcalm MI Pub Sch(12)            5.90%      5/1/2019           AAA              1,000         1,138,000

Crawford Ausable MI Sch Dist
Sch Bldg & Site                            5.00%      5/1/2021           AAA                350           364,602

Elkton Pigeon Bay Port MI Sch Dist        5.375%      5/1/2025           AAA                700           741,237

Greenville MI Pub Sch Ref                  5.00%      5/1/2025           AAA                600           616,830

Huron MI Sch Dist(9)                       5.25%      5/1/2021           AAA                250           265,955

Kaleva Norman Etc MI Sch Dist
Bldg & Site(6)                             6.00%      5/1/2025           Aaa                600           711,432

Laingsburg MI Cmnty Sch Dist
Sch Bldg & Site Bd                         5.25%      5/1/2026           AAA                750           786,368

Lake Orion MI Cmnty Sch Dist Ref          5.125%      5/1/2022           AAA                550           576,488

Lake Orion MI Cmnty Sch Dist Ser A(6)      6.00%      5/1/2017           AAA              1,335         1,603,628

Memphis MI Cmnty Sch(6)                    5.25%      5/1/2029           Aaa                150           155,130

Paw Paw MI Pub Sch Dist
Sch Bldg & Site                            6.00%      5/1/2030           AAA              1,325         1,507,849

Portland MI Pub Sch                        5.00%      5/1/2029           AAA              1,000         1,024,900

Puerto Rico Comwlth Pub Impt
Ref Ser A                                  5.50%      7/1/2017           AAA                500           590,885

Saline MI Area Sch(6)                      5.50%      5/1/2015           AAA                750           816,195

South Lyon MI Cmnty Sch(9)                 5.50%      5/1/2023           AAA              1,425         1,523,140

Wayne Cnty MI
Bldg Auth Cap Impt Ser A(12)               5.25%      6/1/2016           AAA                500           535,385

West Ottawa MI Pub Sch Dist Ser A          5.00%      5/1/2027           AAA              1,200         1,236,372
                                                                                                    -------------
TOTAL                                                                                                  16,122,451
                                                                                                    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
HEALTHCARE 9.46%

Kalamazoo MI Hosp Fin Auth
Fac Rev Hosp Rev RIBs ETM(6)              8.808%      6/1/2011           AAA          $   2,000     $   2,156,439

Michigan St Hosp Fin Auth Rev
Ref Hosp Sparrow Oblig Group               5.50%    11/15/2021             A                125           129,406

Michigan St Hosp Fin Auth Rev
Ref Trinity Hlth Ser A(2)                  6.00%     12/1/2027           AAA              1,000         1,146,770

Puerto Rico Ind Tourist Ed Med
Ryder Mem Hosp Pj Ser A                    6.70%      5/1/2024          BBB-              1,575         1,593,790

Royal Oak MI Hosp Fin Auth Rev
Will Beaumont Hosp Ser M(12)               5.25%    11/15/2035           AAA                500           519,800
                                                                                                    -------------
TOTAL                                                                                                   5,546,205
                                                                                                    -------------

HOUSING 1.68%

Michigan St Hsg Dev Auth Ser D             5.95%     12/1/2016           AA+                500           533,340

Michigan St Hsg Dev Auth Ser E AMT         6.20%     12/1/2027           AA+                430           450,769
                                                                                                    -------------
TOTAL                                                                                                     984,109
                                                                                                    -------------

LEASE 3.89%

Grand Rapids MI Pub Sch(12)                5.00%     11/1/2021           AAA                250           261,268

Michigan St Ctfs Partn(2)           Zero Coupon       6/1/2022           AAA              2,000           785,560

Michigan St Hse Representative
Ctfs Partn(2)                       Zero Coupon      8/15/2024           AAA              3,565         1,231,636
                                                                                                    -------------
TOTAL                                                                                                   2,278,464
                                                                                                    -------------

MISCELLANEOUS 0.56%

Michigan Muni Bd Auth Rev(2)               6.75%     11/1/2014           AAA                295           328,326
                                                                                                    -------------

POWER 4.47%

Lowell MI Elec Supply Sys Rev(2)           5.00%      8/1/2027           AAA              1,000         1,024,910

MI St Strategic Fd Disp
Rev Genesee Pwr Station AMT                7.50%      1/1/2021            BB*               500           504,190

MI St Strategic Fd Ltd Oblig(2)            7.00%      5/1/2021           AAA                500           664,570

MI St Strategic Fd Ltd Oblig
Rev Detroit Fd Ser BB(12)                  7.00%     7/15/2008           AAA                350           425,880
                                                                                                    -------------
TOTAL                                                                                                   2,619,550
                                                                                                    -------------

PRE-REFUNDED 31.55%

Alpena MI Pub Sch(12)                     5.625%      5/1/2022           AAA                500           569,965

Anchor Bay MI Sch Dist
Sch Bldg & Site Ser I(6)                   6.00%      5/1/2023           AAA              1,100         1,304,292

Detroit MI City Sch Dist Ser A(2)          5.85%      5/1/2016           AAA                750           862,327

                       SEE NOTES TO FINANCIAL STATEMENTS.

MICHIGAN TAX-FREE SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Eastern MI Univ Rev(6)                     5.50%      6/1/2027           AAA          $     500     $     571,965

Greenville MI Pub Sch Ref(9)               6.00%      5/1/2025           AAA              1,000         1,185,720

Hartland MI Cons Sch Dist(6)               6.00%      5/1/2021           AAA              1,950         2,342,378

Howell MI Pub Sch(12)                      6.00%      5/1/2025           AAA              1,100         1,271,721

Huron Valley MI Sch Dist(6)                5.75%      5/1/2022           AAA                250           286,330

Lake Orion MI Cmnty Sch Dist(2)            7.00%      5/1/2020           AAA              1,050         1,199,804

Lakeview MI Cmnty Sch(6)                   5.60%      5/1/2022           AAA                210           239,161

Michigan Muni Bd Auth Rev Ser G(2)         6.75%     11/1/2014           AAA              1,205         1,356,481

Michigan St Envr
Protn Prog                                 5.25%     11/1/2020           AAA              1,000         1,151,800

Michigan St Hosp Fin Auth Rev
St. John Hlth Sys Ser A ETM                5.00%     5/15/2028           AAA              1,000         1,026,050

Potterville MI Pub Sch(9)                  6.00%      5/1/2029           AAA              1,000         1,185,720

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser B                      6.50%      7/1/2027             A              1,000         1,241,880

Puerto Rico Comwlth Pub Impt RIBs         9.998%      7/1/2029            A-                925         1,161,967

Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs(9)                            10.996%      7/1/2018           AAA                500           602,720

Puerto Rico Tel Auth Rev RIBs(12)          9.50%     1/16/2015           AAA                900           945,261
                                                                                                    -------------
TOTAL                                                                                                  18,505,542
                                                                                                    -------------

TRANSPORTATION 3.57%

Kent Cnty MI Arpt Fac Rev
Ref Kent Cnty Intl Arpt                    5.00%      1/1/2020           AAA                700           723,443

Michigan St Comprehensive
Transn Ref Ser A                           5.00%     11/1/2021           AAA                700           729,001

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                 9.31%      1/1/2010             A                500           639,140
                                                                                                    -------------
TOTAL                                                                                                   2,091,584
                                                                                                    -------------

WATER/SEWER 6.15%

Detroit MI Disp Rev Ref Ser B(12)          5.25%      7/1/2021           AAA                805           834,882

Grand Rapids MI San Swr Sys
Rev Ref & Impt Ser A(6)                    4.75%      1/1/2028           AAA              1,050         1,053,539

Michigan Muni Bd Auth Rev
Drinking Wtr St Revolving FD               5.00%     10/1/2024           AAA              1,000         1,036,630

Muskegon Heights MI Wtr Sys
Ser A(12)                                 5.625%     11/1/2020           Aaa                300           331,395

Muskegon Heights MI Wtr Sys
Ser A(12)                                 5.625%     11/1/2025           Aaa                320           347,981
                                                                                                    -------------
TOTAL                                                                                                   3,604,427
                                                                                                    -------------
TOTAL MUNICIPAL BONDS (Cost $51,298,020)                                                            $  56,918,813
=================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS 100.20%

EDUCATION 13.53%

Lehigh Cnty PA Gen Purp Auth
Rev Desales University Pj(3)              5.125%    12/15/2023            AA          $   1,000     $   1,033,240

Lycoming Cnty PA Auth College
Rev College of Technology(2)               5.25%      5/1/2032           Aaa              1,140         1,194,139

Pennsylvania St Higher Ed Fac
Auth Bryn Mawr College(2)                 5.125%     12/1/2029           AAA                150           155,093

Pennsylvania St Higher Ed Fac
Auth Drexel Univ                           6.00%      5/1/2029             A                800           865,272

Pennsylvania St Higher Ed Fac
Auth Moravian College Pj(3)               5.375%      7/1/2031            AA              1,000         1,040,590

Pennsylvania St Higher Ed Fac
Auth Rev Lafayette College Pj              6.00%      5/1/2030           AA-              1,425         1,621,650

Pennsylvania St Higher Ed Fac
Auth Rev Univ Sciences Phil(12)            5.25%     11/1/2025           AAA              1,000         1,047,030

Pennsylvania St Higher Ed Fac
Auth Ser A(12)                            6.625%     8/15/2009           AAA                325           332,878

Pennsylvania St Higher Ed Fac
Auth Univ of the Arts(3)                  5.625%     3/15/2025            AA              1,000         1,060,130

Pennsylvania St Higher Ed Fac
Auth Univ of the Arts(3)                   5.75%     3/15/2030            AA                500           543,130

Pennsylvania St Higher Ed Fac
Univ of Scranton(2)                        5.75%     11/1/2017           AAA              1,000         1,151,050

Philadelphia PA Auth Ind Dev
Rev Ed Cmnty Foreign Med Grads(12)         5.00%      6/1/2015           AAA                250           266,058

State Pub Sch Bldg Auth PA
College Rev(2)                      Zero Coupon      7/15/2014           AAA                295           183,499

State Pub Sch Bldg Auth PA
College Rev(2)                      Zero Coupon      7/15/2015           AAA                295           173,407

State Pub Sch Bldg Auth PA
College Rev(2)                      Zero Coupon      7/15/2016           AAA                295           163,014

State Pub Sch Bldg Auth PA
Northhampton Area Cmnty Coll(2)            5.75%      3/1/2020           AAA              1,775         2,031,683

State Pub Sch Bldg Auth PA
Rev Del Cnty Cmnty College Pj              5.50%     10/1/2020           AAA                800           876,832
                                                                                                    -------------
TOTAL                                                                                                  13,738,695
                                                                                                    -------------

GENERAL OBLIGATION 25.02%

Bensalem Twp PA Sch Dist(6)                4.50%     8/15/2022           Aaa              2,950         2,946,017

Canon McMillan Sch Dist PA
Cap Apprec Ser A(6)                 Zero Coupon      12/1/2025           AAA              1,370           433,537

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                              RATE             DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Delaware Valley PA Regl Fin
Auth Loc Govt Rev Ser C(2)                 7.75%      7/1/2027           AAA          $   1,000     $   1,460,500

Mifflin Cnty PA(6)                        5.625%      9/1/2031           AAA              2,500         2,737,150

Montgomery Cnty PA                         5.00%     9/15/2022           Aaa                625           653,894

Pennsbury PA Sch Dist(6)                   5.50%     1/15/2020           Aaa              1,000         1,110,980

Philadelphia PA Sch Dist Ser A(9)          5.50%      2/1/2031           AAA                500           536,530

Philadelphia PA Sch Dist Ser A(9)          5.75%      2/1/2019           AAA                450           512,802

Philadelphia PA Sch Dist Ser A(9)          5.75%      2/1/2020           AAA                250           284,890

Philadelphia PA Sch Dist Ser A(9)          5.75%      2/1/2021           AAA                500           565,965

Philadelphia PA Sch Dist Ser A(9)          5.75%      2/1/2030           AAA              1,250         1,400,750

Philadelphia PA Sch Dist Ser B(6)         5.625%      8/1/2021           AAA              1,000         1,112,010

Philadelphia PA Sch Dist Ser B(6)         5.625%      8/1/2022           AAA              1,000         1,106,070

Plum Boro PA Sch Dist(6)                   5.25%     9/15/2030           AAA              1,000         1,045,730

Puerto Rico Comwlth Pub Impt
Tax & Rev Antic Nts                        2.50%     7/30/2003          SP-1              2,000         2,016,820

Puerto Rico Comwlth Pub Impt Ser A        5.375%      7/1/2028          Baa1              2,750         2,936,505

Radnor Twp PA Sch Dist                     5.75%     3/15/2026           Aa3              1,200         1,298,004

Riverside PA Sch Dist(6)                   5.50%    10/15/2020           AAA              1,000         1,096,420

Stroudsburg PA Area Sch Dist Ser A(9)      4.75%      4/1/2021           AAA              1,000         1,023,800

Tredyffrin-Easttown PA Sch Dist            5.50%     2/15/2017           Aaa              1,000         1,117,500
                                                                                                    -------------
TOTAL                                                                                                  25,395,874
                                                                                                    -------------

HEALTHCARE 9.79%

Allegheny Cnty PA Hosp Dev
Catholic Health East Issue                 5.50%    11/15/2032             A              2,000         2,045,040

Chester Cnty PA Hlth & Ed Fac
Auth Hlth Sys Rev RIBs(2)                  9.90%     5/15/2020           AAA              2,600         2,867,280

Chester Cnty PA Hlth & Ed Fac
Auth Rev The Devereux Fndtn(3)             5.00%     11/1/2022            AA                500           513,530

Chester Cnty PA Hlth & Ed Fac
Auth Rev The Devereux Fndtn(3)             5.00%     11/1/2027            AA                500           508,295

Delaware Cnty PA Auth Hosp Rev
Crozer Chester Med Ctr(1)                 5.375%     12/1/2018             A              1,000         1,041,810

Puerto Rico Ind Tourist Ed Med
Mutuo Oblig Grp Ser A(12)                  6.25%      7/1/2024           AAA                850           935,978

Scranton-Lackawanna PA Hlth &
Wlfr Auth Rev M Taylor Hosp Pj             6.20%      7/1/2017           BB+              1,055           956,410

York Cnty PA Hosp Auth Rev
York Hosp(2)                               5.25%      7/1/2017           AAA              1,000         1,067,120
                                                                                                    -------------
TOTAL                                                                                                   9,935,463
                                                                                                    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                              RATE             DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
HOUSING 1.19%

Pennsylvania Hsg Fin Agy
Sing Fam Mtg Ser 41-B AMT                  6.65%      4/1/2025           Aa2          $     535     $     556,314

Pennsylvania Hsg Fin Agy
Sing Fam Mtg Ser 42 AMT                    6.85%      4/1/2025           Aa2                625           653,519
                                                                                                    -------------
TOTAL                                                                                                   1,209,833
                                                                                                    -------------

INDUSTRIAL 4.94%

Allegheny Cnty PA Ind Dev Auth
Rev Envr Impt USX Pj                       6.10%     7/15/2020          BBB+              1,000         1,034,630

Bradford Cnty PA Ind Dev Auth
Intl Paper Co Pj Ser A AMT                 6.60%      3/1/2019           BBB              1,250         1,308,000

Philadelphia PA Auth For Ind
Dev Lease Rev Ser B(9)                    5.125%     10/1/2026           AAA              1,000         1,043,310

York Cnty PA Ind Dev Auth Poll
Ctrl Rev Svc Elec & Gas Ser A(12)          6.45%     10/1/2019           AAA              1,475         1,627,676
                                                                                                    -------------
TOTAL                                                                                                   5,013,616
                                                                                                    -------------

LEASE 1.82%

West Middlesex Area Sch Dist
PA Cap Apprec Ser A(9)              Zero Coupon      6/15/2032           AAA                935           207,112

York PA Gen Auth Gtd Rev
York City Recreation Corp(2)               5.50%      5/1/2018           AAA              1,475         1,639,920
                                                                                                    -------------
TOTAL                                                                                                   1,847,032
                                                                                                    -------------

MISCELLANEOUS 5.22%

Allegheny Cnty PA Redev Auth
Tax Inc Rev Wtrfrt Pj Ser A                6.30%    12/15/2018            A-**            1,000         1,104,520

Montgomery Cnty PA Ind Dev
Auth Rev Hill Sch Pj(12)                   5.35%     8/15/2027           Aaa              2,250         2,346,615

Washington Cnty PA Auth Rev
Cap Fdg Rev Pj & Equip Prog(2)             6.15%     12/1/2029           AAA              1,525         1,843,450
                                                                                                    -------------
TOTAL                                                                                                   5,294,585
                                                                                                    -------------

POWER 2.64%

Pennsylvania Econ Dev Recov
Rev Northhampton Gen Ser A AMT             6.60%      1/1/2019          BBB-              1,500         1,542,435

Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                  6.00%      7/1/2015            A-              1,000         1,137,670
                                                                                                    -------------
TOTAL                                                                                                   2,680,105
                                                                                                    -------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
PRE-REFUNDED 15.37%

Allegheny Cnty PA Port Auth
Sp Rev Transn(12)                          6.00%      3/1/2013           AAA          $   2,000     $   2,383,400

Allegheny Cnty PA Port Auth
Sp Rev Transn(12)                         6.125%      3/1/2029           AAA                500           599,485

Bethlehem PA Area Sch Dist(12)             6.00%      3/1/2016           AAA              1,000         1,131,240

Pennsylvania Conv Ctr Auth Rev
Ser A ETM(6)                               6.70%      9/1/2016           AAA                855         1,088,602

Pennsylvania Intergovt Coop
Auth Spl Tax Rev Funding Prog(6)           6.75%     6/15/2021           AAA              2,000         2,267,080

Philadelphia PA Gas Wks Rev
Twelfth Ser B ETM(12)                      7.00%     5/15/2020           AAA              2,220         2,885,423

Puerto Rico Comwlth(12)                    6.45%      7/1/2017           AAA              2,600         2,865,876

Puerto Rico Elec Pwr Auth Pwr
Rev Ser X                                 6.125%      7/1/2021            A-                500           570,510

Puerto Rico Elec Pwr Auth Pwr
Ser T RIBs(9)                            10.996%      7/1/2018           AAA              1,500         1,808,160
                                                                                                    -------------
TOTAL                                                                                                  15,599,776
                                                                                                    -------------

TRANSPORTATION 16.27%

Allegheny Cnty PA Arpt Rev(12)             5.00%      1/1/2017           AAA              1,000         1,039,580

Delaware River Port Auth PA &
NJ Ref Port Dist Pj Ser A(9)               5.20%      1/1/2027           AAA              1,000         1,053,170

Delaware River Port Auth PA &
NJ Rev(9)                                  6.00%      1/1/2019           AAA              1,000         1,156,610

Pennsylvania St Tpk Commn(2)               5.00%     7/15/2041           AAA                490           500,207

Pennsylvania St Tpk Commn(2)               5.50%     7/15/2033           AAA              3,000         3,228,960

Puerto Rico Comwlth Hwy &
Transn Auth Hwy Rev Ser Y                  5.50%      7/1/2036          Baa1              2,000         2,188,140

Puerto Rico Comwlth Hwy &
Transn Auth Rev PMD Ser B                  6.00%      7/1/2026          Baa1                500           543,815

Puerto Rico Comwlth Hwy &
Transn Auth Rev Rites RIBs                 9.31%      1/1/2010             A              2,750         3,515,270

Puerto Rico Comwlth Hwy &
Transn Auth Rev Ser D                      5.75%      7/1/2041          Baa1              2,000         2,278,280

Puerto Rico Port Auth Rev
Ser D AMT(6)                               7.00%      7/1/2014           AAA              1,000         1,014,560
                                                                                                    -------------
TOTAL                                                                                                  16,518,592
                                                                                                    -------------

WATER/SEWER 4.41%

Allegheny Cnty PA San Auth
Swr Rev(12)                               5.375%     12/1/2024           AAA              2,000         2,111,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

PENNSYLVANIA TAX-FREE TRUST SEPTEMBER 30, 2002

                                                                     RATING:          PRINCIPAL
                                       INTEREST       MATURITY        S&P OR             AMOUNT
INVESTMENTS                                RATE           DATE    MOODY'S(a)              (000)             VALUE
-----------------------------------------------------------------------------------------------------------------
Bucks Cnty PA Wtr & Swr Auth
Neshaminy Interceptor Swr Sys(2)           5.50%      6/1/2017           Aaa          $     465     $     509,677

Bucks Cnty PA Wtr & Swr Auth
Rev Ser A(2)                               5.00%      6/1/2024           AAA              1,000         1,034,010

North Huntingdon Township PA(2)            5.25%      4/1/2019           AAA                760           817,646
                                                                                                    -------------
TOTAL                                                                                                   4,472,333
                                                                                                    -------------
TOTAL MUNICIPAL BONDS (Cost $93,926,087)                                                            $ 101,705,904
=================================================================================================================

(a) Unaudited.
  * This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality to the rating shown.
 ** This investment has been rated by Fitch IBCA.
AMT-Income from the security may be subject to Alternative Minimum Tax. ETM-Escrow to Maturity
GTD-Guaranteed
Prerefunded Bonds-A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an "escrow fund" consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF-Permanent School Fund
RIBs-Residual Interest Bond. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 2002.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
 (1) American Capital Assets
 (2) American Municipal Bond Assurance Corporation
 (3) Radian Asset Assurance
 (4) Bond Investors Guaranty
 (5) College Construction Loan Insurance Association
 (6) Financial Guaranty Insurance Company
 (7) Federal Housing Administration
 (8) Federal National Mortgage Association
 (9) Financial Security Assurance, Inc.
(10) Government National Mortgage Association
(11) Government National Mortgage Association/Federal National Mortgage Association
(12) Municipal Bond Investors Assurance

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2002

                                                                          NATIONAL      CALIFORNIA
ASSETS:
  Investments in securities, at cost                                 $ 566,010,437   $ 190,291,763
--------------------------------------------------------------------------------------------------
  Investments in securities, at value                                $ 605,957,434   $ 204,567,066
  Cash                                                                   2,947,634          97,530
  Receivables:
    Interest and dividends                                               8,738,711       3,015,176
    Investment securities sold                                           9,497,362               -
    Capital shares sold                                                  1,737,814         102,648
  Prepaid expenses and other assets                                         44,520           1,311
--------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                         628,923,475     207,783,731
--------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                     12,872,061               -
    Capital shares reacquired                                            1,196,043         145,340
    Management fees                                                        248,264          83,280
    12b-1 distribution fees                                                365,361         112,958
    Directors' fees                                                        288,848         171,293
    To bank                                                                      -               -
  Dividends payable                                                      2,096,274         701,884
  Accrued expenses and other liabilities                                   316,271          98,373
--------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                     17,383,122       1,313,128
==================================================================================================
NET ASSETS                                                           $ 611,540,353   $ 206,470,603
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        585,685,095     200,954,997
Undistributed (distributions in excess of) net investment income        (1,909,201)        284,853
Accumulated net realized loss on investments                           (12,182,538)     (9,044,550)
Net unrealized appreciation on investments                              39,946,997      14,275,303
--------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 611,540,353   $ 206,470,603
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                       $ 530,562,865   $ 192,180,837
Class B Shares                                                       $  36,250,360               -
Class C Shares                                                       $  44,727,128   $  14,289,766

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                          45,222,033      17,178,496
Class B Shares                                                           3,081,880               -
Class C Shares                                                           3,804,560       1,275,995

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                       $       11.73   $       11.19
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                       $       12.12   $       11.57
Class B Shares-Net asset value                                       $       11.76               -
Class C Shares-Net asset value                                       $       11.76   $       11.20
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

92

                                                                       CONNECTICUT          HAWAII      MINNESOTA        MISSOURI
ASSETS:
  Investments in securities, at cost                                 $  95,194,475   $  71,753,493  $  24,211,964   $ 135,176,007
---------------------------------------------------------------------------------------------------------------------------------
  Investments in securities, at value                                $ 101,614,746   $  77,212,119  $  25,811,527   $ 144,705,035
  Cash                                                                           -       2,051,216      1,469,330       5,695,467
  Receivables:
    Interest and dividends                                               1,668,234       1,043,511        332,797       1,826,928
    Investment securities sold                                                   -               -         50,000       1,083,707
    Capital shares sold                                                    193,758          43,646         42,236         224,063
  Prepaid expenses and other assets                                            591          47,662            153           2,906
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                         103,477,329      80,398,154     27,706,043     153,538,106
---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                      1,106,127               -              -       7,730,740
    Capital shares reacquired                                               25,592           7,033          9,904         142,317
    Management fees                                                         41,532          33,396         11,139          58,665
    12b-1 distribution fees                                                 54,623          49,903              -          65,791
    Directors' fees                                                         25,062          18,483          1,465          28,798
    To bank                                                              1,474,237               -              -               -
  Dividends payable                                                        341,131         256,314         94,578         436,525
  Accrued expenses and other liabilities                                    50,589          44,952         20,742          69,650
---------------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      3,118,893         410,081        137,828       8,532,486
=================================================================================================================================
NET ASSETS                                                           $ 100,358,436   $  79,988,073  $  27,568,215   $ 145,005,620
=================================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                         95,745,395      76,923,196     26,577,302     136,725,631
Undistributed (distributions in excess of) net investment income           (96,049)       (242,424)       (40,680)       (388,714)
Accumulated net realized loss on investments                            (1,711,181)     (2,151,325)      (567,970)       (860,325)
Net unrealized appreciation on investments                               6,420,271       5,458,626      1,599,563       9,529,028
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                           $ 100,358,436   $  79,988,073  $  27,568,215   $ 145,005,620
=================================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                       $ 100,358,436   $  79,988,073  $  27,568,215   $ 145,005,620
Class B Shares                                                                   -               -              -               -
Class C Shares                                                                   -               -              -               -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                           9,369,977      15,391,278      5,317,680      26,805,740
Class B Shares                                                                   -               -              -               -
Class C Shares                                                                   -               -              -               -

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                       $       10.71    $        5.20 $        5.18   $        5.41
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                       $       11.07    $        5.37 $        5.35   $        5.59
Class B Shares-Net asset value                                                   -                -             -               -
Class C Shares-Net asset value                                                   -                -             -               -
=================================================================================================================================

                                                                        NEW JERSEY
ASSETS:
  Investments in securities, at cost                                 $ 153,768,394
----------------------------------------------------------------------------------
  Investments in securities, at value                                $ 166,012,250
  Cash                                                                      95,746
  Receivables:
    Interest and dividends                                               2,317,073
    Investment securities sold                                                   -
    Capital shares sold                                                    181,947
  Prepaid expenses and other assets                                         40,104
----------------------------------------------------------------------------------
  TOTAL ASSETS                                                         168,647,120
----------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                      3,024,930
    Capital shares reacquired                                               25,620
    Management fees                                                         67,098
    12b-1 distribution fees                                                103,522
    Directors' fees                                                         42,345
    To bank                                                                      -
  Dividends payable                                                        560,707
  Accrued expenses and other liabilities                                    89,507
----------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      3,913,729
==================================================================================
NET ASSETS                                                           $ 164,733,391
==================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                        156,359,555
Undistributed (distributions in excess of) net investment income          (401,641)
Accumulated net realized loss on investments                            (3,468,379)
Net unrealized appreciation on investments                              12,243,856
----------------------------------------------------------------------------------
NET ASSETS                                                           $ 164,733,391
==================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                       $ 164,733,391
Class B Shares                                                                   -
Class C Shares                                                                   -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                          30,662,916
Class B Shares                                                                   -
Class C Shares                                                                   -

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                       $        5.37
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                       $        5.55
Class B Shares-Net asset value                                                   -
Class C Shares-Net asset value                                                   -
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

September 30, 2002

                                                                              NEW YORK            TEXAS
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at cost                                     $ 244,631,538    $  74,109,103
-------------------------------------------------------------------------------------------------------
  Investments in securities, at value                                    $ 267,216,053    $  82,434,716
  Cash                                                                         431,606          130,198
  Receivables:
    Interest and dividends                                                   3,605,718        1,342,660
    Investment securities sold                                                       -                -
    Capital shares sold                                                        313,533            9,233
    From Lord, Abbett & Co. LLC                                                      -           25,500
  Prepaid expenses and other assets                                              1,686           18,625
-------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                             271,568,596       83,960,932
-------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                          8,451,682        1,984,010
    Capital shares reacquired                                                   33,636          159,228
    Management fees                                                            106,122           33,210
    12b-1 distribution fees                                                    174,501           72,392
    Directors'/Trustees' fees                                                  143,406           31,218
  Dividends payable                                                            898,214          262,900
  Accrued expenses and other liabilities                                       131,686           49,435
-------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                          9,939,247        2,592,393
=======================================================================================================
NET ASSETS                                                               $ 261,629,349    $  81,368,539
=======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                            249,490,896       76,670,450
Undistributed (distributions in excess of) net investment income              (823,882)         (285,25)
Accumulated net realized gain (loss) on investments                         (9,622,180)      (3,342,289)

Net unrealized appreciation on investments                                  22,584,515        8,325,613
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $ 261,629,349    $  81,368,539
=======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $ 252,831,078    $  81,368,539
Class C Shares                                                           $   8,798,271                -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                              21,690,932        7,767,954
Class C Shares                                                                 754,154                -

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $       11.66    $       10.47
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                           $       12.05    $       10.82
Class C Shares-Net asset value                                           $       11.67                -
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

94

                                                                            WASHINGTON          FLORIDA          GEORGIA
------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at cost                                     $  45,290,137    $  81,533,460    $  66,075,542
------------------------------------------------------------------------------------------------------------------------
  Investments in securities, at value                                    $  49,283,111    $  89,522,564    $  70,595,583
  Cash                                                                         226,444           40,658        3,090,105
  Receivables:
    Interest and dividends                                                     677,415        1,296,072          988,429
    Investment securities sold                                                       -                -                -
    Capital shares sold                                                        400,485          284,167          922,853
    From Lord, Abbett & Co. LLC                                                      -                -                -
  Prepaid expenses and other assets                                                312            1,346              376
------------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                              50,587,767       91,144,807       75,597,346
------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                          1,201,900                -        5,458,403
    Capital shares reacquired                                                   84,678          377,521           21,186
    Management fees                                                             20,510           37,106           27,278
    12b-1 distribution fees                                                          -           62,700                -
    Directors'/Trustees' fees                                                   15,904           38,146            1,994
  Dividends payable                                                            180,805          311,773          202,116
  Accrued expenses and other liabilities                                        35,344           65,679           49,938
------------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                          1,539,141          892,925        5,760,915
========================================================================================================================
NET ASSETS                                                               $  49,048,626    $  90,251,882    $  69,836,431
========================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                             46,522,578       91,387,206       65,199,977
Undistributed (distributions in excess of) net investment income               486,493          (49,177)         (98,258)
Accumulated net realized gain (loss) on investments                         (1,953,419)      (9,075,251)         214,671
Net unrealized appreciation on investments                                   3,992,974        7,989,104        4,520,041
------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $  49,048,626    $  90,251,882    $  69,836,431
========================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $  49,048,626    $  84,324,872    $  69,836,431
Class C Shares                                                                       -    $   5,927,010                -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                               9,214,829       16,955,367       12,252,607
Class C Shares                                                                       -        1,189,564                -

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $        5.32    $        4.97    $        5.70
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                           $        5.50    $        5.14    $        5.89
Class C Shares-Net asset value                                                       -    $        4.98                -
========================================================================================================================

                                                                              MICHIGAN     PENNSYLVANIA
-------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in securities, at cost                                     $  51,298,020    $  93,926,087
-------------------------------------------------------------------------------------------------------
  Investments in securities, at value                                    $  56,918,813    $ 101,705,904
  Cash                                                                         869,281        3,128,592
  Receivables:
    Interest and dividends                                                     962,512        1,379,837
    Investment securities sold                                                       -           40,000
    Capital shares sold                                                        168,844          776,866
    From Lord, Abbett & Co. LLC                                                      -                -
  Prepaid expenses and other assets                                                308              634
-------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                              58,919,758      107,031,833
-------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payables:
    Investment securities purchased                                                  -        4,933,521
    Capital shares reacquired                                                    1,000           15,101
    Management fees                                                             23,749           40,856
    12b-1 distribution fees                                                          -          107,563
    Directors'/Trustees' fees                                                    9,478           19,672
  Dividends payable                                                            204,328          340,667
  Accrued expenses and other liabilities                                        49,502           72,538
-------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                            288,057        5,529,918
=======================================================================================================
NET ASSETS                                                               $  58,631,701    $ 101,501,915
=======================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                             54,960,744       94,775,216
Undistributed (distributions in excess of) net investment income              (171,755)        (289,776)
Accumulated net realized gain (loss) on investments                         (1,778,081)        (763,342)
Net unrealized appreciation on investments                                   5,620,793        7,779,817
-------------------------------------------------------------------------------------------------------
NET ASSETS                                                               $  58,631,701    $ 101,501,915
=======================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                           $  58,631,701    $ 101,501,915
Class C Shares                                                                       -                -

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                              10,804,153       18,889,637
Class C Shares                                                                       -                -

NETASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                           $        5.43    $        5.37
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 3.25%)                           $        5.61    $        5.55
Class C Shares-Net asset value                                                       -                -
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS
For the Year Ended September 30, 2002

                                                                              NATIONAL       CALIFORNIA
INVESTMENT INCOME:
Interest                                                                 $  33,491,343    $  11,611,645
Dividends                                                                       44,442            4,791
-------------------------------------------------------------------------------------------------------
  Total investment income                                                   33,535,785       11,616,436
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                              2,904,315          992,795
12b-1 distribution plan-Class A                                              1,958,810          724,327
12b-1 distribution plan-Class B                                                315,254                -
12b-1 distribution plan-Class C                                                379,437          118,991
Shareholder servicing                                                          349,912          103,190
Pricing                                                                        185,601           56,961
Professional                                                                   106,993           42,266
Reports to shareholders                                                         73,569           16,048
Custody                                                                         59,888           27,363
Registration                                                                    48,346            7,247
Fund accounting                                                                 27,542           23,145
Directors' fees                                                                 19,906            6,460
Other                                                                           16,013            3,246
-------------------------------------------------------------------------------------------------------
Gross expenses                                                               6,445,586        2,122,039
  Management fee waived                                                              -                -
  Expense reductions                                                           (56,249)         (12,679)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 6,389,337        2,109,360
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       27,146,448        9,507,076
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                             3,472,516          245,780
Net change in unrealized appreciation/depreciation on investments           17,539,926        4,841,134
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                            21,012,442        5,086,914
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  48,158,890    $  14,593,990
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

96

                                                                           CONNECTICUT           HAWAII        MINNESOTA
INVESTMENT INCOME:
Interest                                                                 $   5,768,895    $   4,187,961    $   1,338,588
Dividends                                                                        1,423                -                -
------------------------------------------------------------------------------------------------------------------------
  Total investment income                                                    5,770,318        4,187,961        1,338,588
------------------------------------------------------------------------------------------------------------------------

EXPENSES:
Management fees                                                                492,892          371,096          127,233
12b-1 distribution plan-Class A                                                374,358          286,446                -
12b-1 distribution plan-Class B                                                      -                -                -
12b-1 distribution plan-Class C                                                      -                -                -
Shareholder servicing                                                           52,940           39,917           16,071
Pricing                                                                         30,287           25,153            9,200
Professional                                                                    21,966           18,205            9,675
Reports to shareholders                                                          7,661            5,744            2,516
Custody                                                                         17,667            5,846            5,968
Registration                                                                     4,668            4,212            3,246
Fund accounting                                                                 17,714           20,966           17,292
Directors' fees                                                                  3,056            2,213              773
Other                                                                            3,600            5,821              848
------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                               1,026,809          785,619          192,822
  Management fee waived                                                              -                -          (62,216)
  Expense reductions                                                            (7,789)          (9,515)         (12,327)
------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 1,019,020          776,104          118,279
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        4,751,298        3,411,857        1,220,309
------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                               749,305          382,498           30,099
Net change in unrealized appreciation/depreciation on investments            2,855,223        2,514,391          883,643
========================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                             3,604,528        2,896,889          913,742
========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   8,355,826    $   6,308,746    $   2,134,051
========================================================================================================================

                                                                              MISSOURI       NEW JERSEY
INVESTMENT INCOME:
Interest                                                                 $   7,343,173    $   9,229,701
Dividends                                                                            -           10,708
-------------------------------------------------------------------------------------------------------
  Total investment income                                                    7,343,173        9,240,409
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                670,982          794,278
12b-1 distribution plan-Class A                                                518,554          620,341
12b-1 distribution plan-Class B                                                      -                -
12b-1 distribution plan-Class C                                                      -                -
Shareholder servicing                                                           86,681          100,125
Pricing                                                                         40,347           52,601
Professional                                                                    28,241           33,505
Reports to shareholders                                                         11,426           12,763
Custody                                                                         29,818           18,904
Registration                                                                     6,772            3,423
Fund accounting                                                                 19,121           19,801
Directors' fees                                                                  4,023            5,002
Other                                                                            4,348            8,214
-------------------------------------------------------------------------------------------------------
Gross expenses                                                               1,420,313        1,668,957
  Management fee waived                                                              -                -
  Expense reductions                                                           (40,594)         (26,482)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 1,379,719        1,642,475
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        5,963,454        7,597,934
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                             1,018,147          977,977
Net change in unrealized appreciation/depreciation on investments            3,322,968        3,901,863
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                             4,341,115        4,879,840
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  10,304,569    $  12,477,774
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

For the Year Ended September 30, 2002

                                                                              NEW YORK            TEXAS
INVESTMENT INCOME:
Interest                                                                 $  14,402,449    $   4,252,326
Dividends                                                                        9,273            5,895
-------------------------------------------------------------------------------------------------------
  Total investment income                                                   14,411,722        4,258,221
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                              1,231,655          388,620
12b-1 distribution plan-Class A                                                928,206          294,050
12b-1 distribution plan-Class C                                                 63,675                -
Shareholder servicing                                                          153,134           47,730
Pricing                                                                         74,581           23,449
Professional                                                                    49,004           16,748
Reports to shareholders                                                         30,942            6,418
Fund accounting                                                                 20,642           13,061
Custody                                                                         15,171           16,381
Directors'/Trustees' fees                                                        7,936            2,447
Registration                                                                     5,546            8,790
Other                                                                           12,122                -
-------------------------------------------------------------------------------------------------------
Gross expenses                                                               2,592,614          817,694
  Expense reductions                                                           (17,427)         (15,694)
  Expenses assumed by Lord, Abbett & Co. LLC                                         -          (25,500)
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                 2,575,187          776,500
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                       11,836,535        3,481,721
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                             2,480,435          362,090
Net change in unrealized appreciation/depreciation on investments            8,324,389        3,392,827
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                            10,804,824        3,754,917
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $  22,641,359    $   7,236,638
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

98

                                                                            WASHINGTON          FLORIDA          GEORGIA
INVESTMENT INCOME:
Interest                                                                 $   2,700,652    $   5,088,084    $   2,698,457
Dividends                                                                        5,565            9,214                -
------------------------------------------------------------------------------------------------------------------------
  Total investment income                                                    2,706,217        5,097,298        2,698,457
------------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                231,182          438,831          273,793
12b-1 distribution plan-Class A                                                      -          311,492                -
12b-1 distribution plan-Class C                                                      -           58,024                -
Shareholder servicing                                                           35,426           61,598           39,285
Pricing                                                                         17,070           27,521           16,639
Professional                                                                    13,662           46,870           27,431
Reports to shareholders                                                          4,404            3,376            5,139
Fund accounting                                                                 21,709           19,942           19,165
Custody                                                                          2,310            8,970            7,362
Directors'/Trustees' fees                                                        1,426            2,823            1,381
Registration                                                                     3,877              114            2,342
Other                                                                              518            3,892            1,121
------------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                 331,584          983,453          393,658
  Expense reductions                                                            (2,722)         (11,807)         (16,508)
  Expenses assumed by Lord, Abbett & Co. LLC                                         -                -                -
------------------------------------------------------------------------------------------------------------------------

NET EXPENSES                                                                   328,862          971,646          377,150
------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        2,377,355        4,125,652        2,321,307
------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                               175,857          353,938          461,293
Net change in unrealized appreciation/depreciation on investments            1,398,877        2,398,830        2,505,000
========================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                             1,574,734        2,752,768        2,966,293
========================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   3,952,089    $   6,878,420    $   5,287,600
========================================================================================================================

                                                                              MICHIGAN     PENNSYLVANIA
INVESTMENT INCOME:
Interest                                                                 $   2,851,966    $   5,437,046
Dividends                                                                            -                -
-------------------------------------------------------------------------------------------------------
  Total investment income                                                    2,851,966        5,437,046
-------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                259,169          472,779
12b-1 distribution plan-Class A                                                      -          369,429
12b-1 distribution plan-Class C                                                      -                -
Shareholder servicing                                                           41,317           68,708
Pricing                                                                         18,903           32,268
Professional                                                                    28,784           50,242
Reports to shareholders                                                          3,699            7,537
Fund accounting                                                                 21,288           20,145
Custody                                                                          6,457           12,435
Directors'/Trustees' fees                                                        1,391            2,967
Registration                                                                     2,681              351
Other                                                                            4,654            1,568
-------------------------------------------------------------------------------------------------------
Gross expenses                                                                 388,343        1,038,429
  Expense reductions                                                           (11,475)         (18,315)
  Expenses assumed by Lord, Abbett & Co. LLC                                         -                -
-------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                   376,868        1,020,114
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                        2,475,098        4,416,932
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                               357,663          386,036
Net change in unrealized appreciation/depreciation on investments            2,088,011        3,159,831
=======================================================================================================
NET REALIZED AND UNREALIZED GAIN                                             2,445,674        3,545,867
=======================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $   4,920,772    $   7,962,799
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2002

INCREASE (DECREASE) IN NET ASSETS                                             NATIONAL       CALIFORNIA
OPERATIONS:
Net investment income                                                    $  27,146,448    $   9,507,076
Net realized gain on investments                                             3,472,516          245,780
Net change in unrealized appreciation/depreciation on investments           17,539,926        4,841,134
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        48,158,890       14,593,990
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A                                                                    (24,360,519)      (8,729,491)
Class B                                                                     (1,306,098)              --
Class C                                                                     (1,629,500)        (501,001)
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                        (27,296,117)      (9,230,492)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                          112,022,029       25,394,908
Reinvestment of distributions                                               17,554,600        5,008,377
Cost of shares reacquired                                                 (117,659,510)     (33,511,579)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                           11,917,119       (3,108,294)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       32,779,892        2,255,204
=======================================================================================================
NET ASSETS
Beginning of year                                                          578,760,461      204,215,399
-------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $ 611,540,353    $ 206,470,603
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                                  $  (1,909,201)   $     284,853
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

100

INCREASE (DECREASE) IN NET ASSETS                                          CONNECTICUT           HAWAII        MINNESOTA
OPERATIONS:
Net investment income                                                    $   4,751,298    $   3,411,857    $   1,220,309
Net realized gain on investments                                               749,305          382,498           30,099
Net change in unrealized appreciation/depreciation on investments            2,855,223        2,514,391          883,643
------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                         8,355,826        6,308,746        2,134,051
========================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A                                                                     (4,666,381)      (3,493,168)      (1,196,122)
Class B                                                                              -                -                -
Class C                                                                              -                -                -
------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (4,666,381)      (3,493,168)      (1,196,122)
========================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                            8,823,698       12,019,332        4,846,903
Reinvestment of distributions                                                2,147,736        1,827,196          956,958
Cost of shares reacquired                                                  (15,544,316)      (7,695,736)      (3,881,976)
------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                           (4,572,882)       6,150,792        1,921,885
========================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                         (883,437)       8,966,370        2,859,814
========================================================================================================================
NET ASSETS
Beginning of year                                                          101,241,873       71,021,703       24,708,401
------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $ 100,358,436    $  79,988,073    $  27,568,215
========================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                                  $     (96,049)   $    (242,424)   $     (40,680)
========================================================================================================================

INCREASE (DECREASE) IN NET ASSETS                                             MISSOURI       NEW JERSEY
OPERATIONS:
Net investment income                                                    $   5,963,454    $   7,597,934
Net realized gain on investments                                             1,018,147          977,977
Net change in unrealized appreciation/depreciation on investments            3,322,968        3,901,863
-------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                        10,304,569       12,477,774
=======================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A                                                                     (5,909,705)      (7,410,189)
Class B                                                                              -                -
Class C                                                                              -                -
-------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                         (5,909,705)      (7,410,189)
=======================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                           17,602,461       16,690,884
Reinvestment of distributions                                                4,539,731        4,254,272
Cost of shares reacquired                                                  (11,653,711)     (21,450,389)
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                           10,488,481         (505,233)
=======================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                       14,883,345        4,562,352
=======================================================================================================
NET ASSETS
Beginning of year                                                          130,122,275      160,171,039
-------------------------------------------------------------------------------------------------------
END OF YEAR                                                              $ 145,005,620    $ 164,733,391
=======================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                                  $    (388,714)   $    (401,641)
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended September 30, 2002

INCREASE IN NET ASSETS                                                   NEW YORK            TEXAS
OPERATIONS:
Net investment income                                               $  11,836,535    $   3,481,721
Net realized gain on investments                                        2,480,435          362,090
Net change in unrealized appreciation/depreciation on investments       8,324,389        3,392,827
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   22,641,359        7,236,638
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A                                                               (11,318,011)      (3,456,519)
Class C                                                                  (306,953)               -
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (11,624,964)      (3,456,519)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      34,088,342        6,622,967
Reinvestment of distributions                                           6,992,893        2,413,147
Cost of shares reacquired                                             (39,497,523)      (9,308,122)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                       1,583,712         (272,008)
==================================================================================================
NET INCREASE IN NET ASSETS                                             12,600,107        3,508,111
==================================================================================================
NET ASSETS
Beginning of year                                                     249,029,242       77,860,428
--------------------------------------------------------------------------------------------------
END OF YEAR                                                         $ 261,629,349    $  81,368,539
==================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                             $    (823,882)   $    (285,235)
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

102

INCREASE IN NET ASSETS                             WASHINGTON          FLORIDA          GEORGIA         MICHIGAN     PENNSYLVANIA
OPERATIONS:
Net investment income                           $   2,377,355    $   4,125,652    $   2,321,307    $   2,475,098    $   4,416,932
Net realized gain on investments                      175,857          353,938          461,293          357,663          386,036
Net change in unrealized
  appreciation/depreciation on investments          1,398,877        2,398,830        2,505,000        2,088,011        3,159,831
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   3,952,089        6,878,420        5,287,600        4,920,772        7,962,799
=================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
Class A                                            (2,369,030)      (3,898,923)      (2,298,082)      (2,503,130)      (4,405,152)
Class C                                                     -         (223,468)               -                -                -
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                (2,369,030)      (4,122,391)      (2,298,082)      (2,503,130)      (4,405,152)
=================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                   4,893,708        6,485,650       28,219,929       10,510,102        9,381,743
Reinvestment of distributions                       1,554,802        1,552,170        1,872,091        1,630,447        2,088,771
Cost of shares reacquired                          (4,866,363)      (9,570,166)      (9,480,146)      (5,256,754)      (8,076,736)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                   1,582,147       (1,532,346)      20,611,874        6,883,795        3,393,778
=================================================================================================================================
NET INCREASE IN NET ASSETS                          3,165,206        1,223,683       23,601,392        9,301,437        6,951,425
=================================================================================================================================
NET ASSETS
Beginning of year                                  45,883,420       89,028,199       46,235,039       49,330,264       94,550,490
---------------------------------------------------------------------------------------------------------------------------------
END OF YEAR                                     $  49,048,626    $  90,251,882    $  69,836,431    $  58,631,701    $ 101,501,915
=================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                         $     486,493    $     (49,177)   $     (98,258)   $    (171,755)   $    (289,776)
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended September 30, 2001

INCREASE IN NET ASSETS                                                   NATIONAL       CALIFORNIA
OPERATIONS:
Net investment income                                               $  26,425,160    $   9,566,352
Net realized gain on investments                                       10,557,917        6,522,390
Net change in unrealized appreciation/depreciation on investments      19,526,940        5,053,202
--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   56,510,017       21,141,944
==================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A                                                            (25,019,827)      (9,257,734)
   Class B                                                             (1,014,830)               -
   Class C                                                             (1,574,649)        (476,218)
--------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (27,609,306)      (9,733,952)
==================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      64,267,247       16,214,318
Reinvestment of distributions                                          17,567,944        5,298,097
Cost of shares reacquired                                             (71,756,196)     (25,392,449)
--------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                      10,078,995       (3,880,034)
==================================================================================================
NET INCREASE IN NET ASSETS                                             38,979,706        7,527,958
==================================================================================================
NET ASSETS:
Beginning of year                                                     539,780,755      196,687,441
--------------------------------------------------------------------------------------------------
End of year                                                         $ 578,760,461    $ 204,215,399
==================================================================================================
Undistributed (distributions in excess of) net investment income    $  (2,042,401)   $       8,269
==================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

104

INCREASE IN NET ASSETS                             CONNECTICUT           HAWAII        MINNESOTA         MISSOURI       NEW JERSEY
OPERATIONS:
Net investment income                            $   4,837,152    $   3,291,504    $   1,173,476    $   5,987,067    $   7,768,989
Net realized gain on investments                     1,543,975          792,647          245,115        1,389,053        2,359,312
Net change in unrealized
  appreciation/depreciation on investments           3,779,107        2,176,231          831,096        5,720,209        5,386,038
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   10,160,234        6,260,382        2,249,687       13,096,329       15,514,339
==================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET
 INVESTMENT INCOME:
   Class A                                          (4,876,333)      (3,579,240)      (1,171,998)      (6,111,208)      (7,906,127)
   Class B                                                   -                -                -                -                -
   Class C                                                   -                -                -                -                -
----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                 (4,876,333)      (3,579,240)      (1,171,998)      (6,111,208)      (7,906,127)
==================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                   11,303,789        6,676,686        3,879,096       10,370,362       13,725,123
Reinvestment of distributions                        2,072,572        1,816,811          933,318        4,508,010        4,552,534
Cost of shares reacquired                          (14,319,745)     (10,343,087)      (2,045,991)     (11,799,400)     (16,762,762)
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS           (943,384)      (1,849,590)       2,766,423        3,078,972        1,514,895
==================================================================================================================================
NET INCREASE IN NET ASSETS                           4,340,517          831,552        3,844,112       10,064,093        9,123,107
==================================================================================================================================
NET ASSETS:
Beginning of year                                   96,901,356       70,190,151       20,864,289      120,058,182      151,047,932
----------------------------------------------------------------------------------------------------------------------------------
End of year                                      $ 101,241,873    $  71,021,703    $  24,708,401    $ 130,122,275    $ 160,171,039
==================================================================================================================================
Undistributed (distributions in excess of)
  net investment income                          $    (180,966)   $    (177,250)   $     (64,867)   $    (494,513)   $    (589,386)
==================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

Year Ended September 30, 2001

INCREASE (DECREASE) IN NET ASSETS                                        NEW YORK           TEXAS
OPERATIONS:
Net investment income                                               $  11,791,948    $  3,590,259
Net realized gain on investments                                        6,023,145       1,477,667
Net change in unrealized appreciation/depreciation on investments       8,585,455       3,158,269
-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   26,400,548       8,226,195
=================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A                                                            (11,964,990)     (3,800,524)
   Class C                                                               (258,947)              -
-------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                   (12,223,937)     (3,800,524)
=================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                      61,121,561       3,971,453
Reinvestment of distributions                                           7,300,556       2,598,250
Cost of shares reacquired                                             (67,209,603)     (7,539,995)
-------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                       1,212,514        (970,292)
=================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                  15,389,125       3,455,379
=================================================================================================
NET ASSETS:
Beginning of year                                                     233,640,117      74,405,049
-------------------------------------------------------------------------------------------------
End of year                                                         $ 249,029,242    $ 77,860,428
=================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                             $  (1,035,453)   $   (320,688)
=================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

106

INCREASE (DECREASE) IN NET ASSETS                        WASHINGTON         FLORIDA         GEORGIA        MICHIGAN    PENNSYLVANIA
OPERATIONS:
Net investment income                                  $  2,369,020   $   4,536,371    $  1,752,701    $  2,328,554    $  4,513,682
Net realized gain on investments                            576,559       1,273,393         780,773       1,151,247       1,994,514
Net change in unrealized
  appreciation/depreciation on investments                1,755,407       3,869,048       1,687,412       2,014,591       3,154,562
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         4,700,986       9,678,812       4,220,886       5,494,392       9,662,758
===================================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM
  NET INVESTMENT INCOME:
    Class A                                              (2,372,283)     (4,417,877)     (1,794,425)     (2,371,143)     (4,593,872)
    Class C                                                       -        (203,565)              -               -               -
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                      (2,372,283)     (4,621,442)     (1,794,425)     (2,371,143)     (4,593,872)
===================================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                         2,797,591       7,893,015      17,062,748       4,001,509       9,056,066
Reinvestment of distributions                             1,505,945       1,846,190       1,469,534       1,529,924       2,179,492
Cost of shares reacquired                                (5,260,578)    (25,291,820)     (3,968,441)     (4,990,216)    (13,503,568)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                          (957,042)    (15,552,615)     14,563,841         541,217      (2,268,010)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                     1,371,661     (10,495,245)     16,990,302       3,664,466       2,800,876
===================================================================================================================================
NET ASSETS:
Beginning of year                                        44,511,759      99,523,444      29,244,737      45,665,798      91,749,614
-----------------------------------------------------------------------------------------------------------------------------------
End of year                                            $ 45,883,420   $  89,028,199    $ 46,235,039    $ 49,330,264    $ 94,550,490
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                $    478,168   $     (52,438)   $   (136,204)   $   (143,723)   $   (351,431)
===================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NATIONAL TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002             2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $   11.33        $   10.76       $   10.79       $   11.98       $   11.48
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .54(a)           .53(a)          .51(a)          .59             .60

   Net realized and unrealized gain (loss)                   .40              .59             .01           (1.03)            .47
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .94             1.12             .52            (.44)           1.07
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from:

   Net investment income                                    (.54)            (.55)           (.55)           (.56)           (.57)

   Net realized gain                                           -                -               -            (.19)              -
                                                       ---------        ---------       ---------       ---------       ---------
     Total distributions                                    (.54)            (.55)           (.55)           (.75)           (.57)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.73        $   11.33       $   10.76       $   10.79       $   11.98
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             8.57%           10.64%           5.02%          (3.85)%          9.60%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.03%            1.01%            .98%            .95%            .88%

   Expenses, excluding expense reductions                   1.04%            1.06%            .99%            .95%            .88%

   Net investment income                                    4.74%            4.78%           4.85%           5.10%           5.18%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                       2002              2001            2000            1999           1998
=================================================================================================================================
   Net assets, end of year (000)                       $ 530,563        $ 512,426       $ 487,188       $ 542,601       $ 606,428

   Portfolio turnover rate                                 63.74%           77.46%         185.25%         254.13%         304.15%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002             2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)

NET ASSET VALUE, BEGINNING OF YEAR                     $   11.36        $   10.79       $   10.82       $   11.98       $   11.50
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .47(a)           .46(a)          .44(a)          .51             .52

   Net realized and unrealized gain (loss)                   .40              .60             .01            (.99)            .46
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .87             1.06             .45            (.48)            .98
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from:

   Net investment income                                    (.47)            (.49)           (.48)           (.49)           (.50)

   Net realized gain                                           -                -               -            (.19)              -
                                                       ---------        ---------       ---------       ---------       ---------
     Total distributions                                    (.47)            (.49)           (.48)           (.68)           (.50)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.76        $   11.36       $   10.79       $   10.82       $   11.98
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             7.88%            9.96%           4.32%          (4.30)%          8.85%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.65%            1.64%           1.63%           1.54%           1.47%

   Expenses, excluding expense reductions                   1.66%            1.69%           1.63%           1.54%           1.47%

   Net investment income                                    4.12%            4.15%           4.15%           4.41%           4.49%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002            2001             2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  36,250        $  28,531       $  17,594       $  16,053       $   9,472

   Portfolio turnover rate                                 63.74%           77.46%         185.25%         254.13%         304.15%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONAL TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002             2001            2000           1999             1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $   11.35        $   10.77       $   10.81       $   11.99       $   11.49
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .47(a)           .46(a)          .45(a)          .50             .52

   Net realized and unrealized gain (loss)                   .41              .60            (.01)          (1.01)            .47
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .88             1.06             .44            (.51)            .99
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from:

   Net investment income                                    (.47)            (.48)           (.48)           (.48)           (.49)

   Net realized gain                                           -                -               -            (.19)              -
                                                       ---------        ---------       ---------       ---------       ---------
     Total distributions                                    (.47)            (.48)           (.48)           (.67)           (.49)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.76        $   11.35       $   10.77       $   10.81       $   11.99
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             7.95%           10.04%           4.23%          (4.45)%          8.80%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.61%            1.68%           1.63%           1.63%           1.61%

   Expenses, excluding expense reductions                   1.62%            1.73%           1.64%           1.63%           1.61%

   Net investment income                                    4.16%            4.11%           4.19%           4.38%           4.44%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  44,727        $  37,803       $  34,999       $  38,409       $  42,410

   Portfolio turnover rate                                 63.74%           77.46%         185.25%         254.13%         304.15%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CALIFORNIA TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002             2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $   10.89        $   10.29       $   10.16       $   11.12       $   10.72
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .52(a)           .51(a)          .53(a)          .54             .54

   Net realized and unrealized gain (loss)                   .29              .61             .12            (.98)            .39
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .81             1.12             .65            (.44)            .93
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
investment income                                           (.51)            (.52)           (.52)           (.52)           (.53)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.19        $   10.89       $   10.29       $   10.16       $   11.12
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             7.65%           11.09%           6.62%          (4.09)%          8.86%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.03%            1.00%            .94%            .93%            .87%

   Expenses, excluding expense reductions                   1.04%            1.04%            .94%            .93%            .87%

   Net investment income                                    4.82%            4.81%           5.30%           4.96%           4.98%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001           2000             1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $ 192,181        $ 192,624       $ 186,041       $ 207,113       $ 250,427

   Portfolio turnover rate                                 45.31%           72.84%         100.22%         185.43%         187.26%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

CALIFORNIA TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                         2002              2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $   10.91        $   10.30       $   10.16       $   11.12       $   10.72
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .46(a)           .45             .47(a)          .46             .47

   Net realized and unrealized gain (loss)                   .27              .61             .12            (.98)            .38
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .73             1.06             .59            (.52)            .85
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.44)            (.45)           (.45)           (.44)           (.45)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.20        $   10.91       $   10.30       $   10.16       $   11.12
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             6.94%           10.53%           6.02%          (4.77)%          8.09%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.61%            1.55%           1.55%           1.60%           1.59%

   Expenses, excluding expense reductions                   1.62%            1.59%           1.55%           1.60%           1.59%

   Net investment income                                    4.22%            4.26%           4.70%           4.28%           4.26%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  14,290        $  11,591       $  10,646       $  12,767       $  13,978

   Portfolio turnover rate                                 45.31%           72.84%         100.22%         185.43%         187.26%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
CONNECTICUT TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002             2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $   10.32        $    9.79        $   9.89       $   10.73       $   10.42
                                                       =========        =========        ========       =========       =========

Investment operations

   Net investment income                                     .50(a)           .49(a)          .49(a)          .54             .52

   Net realized and unrealized gain (loss)                   .38              .53            (.08)           (.86)            .32
                                                       ---------        ---------        --------       ---------       ---------
     Total from investment operations                        .88             1.02             .41            (.32)            .84
                                                       ---------        ---------        --------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.49)            (.49)           (.51)           (.52)           (.53)
                                                       ---------        ---------        --------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   10.71        $   10.32        $   9.79       $    9.89       $   10.73
                                                       =========        =========        ========       =========       =========

Total Return(b)                                             8.79%           10.65%           4.32%          (3.04)%          8.32%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.03%            1.01%           1.02%            .95%            .81%

   Expenses, excluding expense reductions                   1.04%            1.03%           1.02%            .95%            .81%

   Net investment income                                    4.82%            4.85%           5.10%           5.12%           4.95%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $ 100,358        $ 101,242       $  96,901       $ 111,758       $ 120,983

   Portfolio turnover rate                                 48.64%           21.52%          37.92%          53.76%          61.06%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
HAWAII TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                         2002              2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $    5.01        $    4.83       $    4.84       $    5.25       $    5.07
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .23(a)           .22(a)          .24             .26             .25

   Net realized and unrealized gain (loss)                   .20              .20            (.01)           (.43)            .18
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .43              .42             .23            (.17)            .43
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.24)            (.24)           (.24)           (.24)           (.25)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $    5.20        $    5.01       $    4.83       $    4.84       $    5.25
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             8.78%            8.88%           4.94%          (3.31)%          8.59%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.05%            1.04%            .99%            .97%            .92%

   Expenses, excluding expense reductions                   1.06%            1.07%            .99%            .97%            .93%

   Net investment income                                    4.60%            4.49%           5.03%           5.03%           4.78%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  79,988        $  71,022       $  70,190       $  71,619       $  80,970

   Portfolio turnover rate                                 30.99%           32.38%          30.06%          27.63%          52.65%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MINNESOTA TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                         2002              2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $    5.00        $    4.76       $    4.78       $    5.18       $    5.05
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .24(a)           .25(a)          .23(a)          .27             .27

   Net realized and unrealized gain (loss)                   .18              .24             .01            (.41)            .13
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .42              .49             .24            (.14)            .40
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.24)            (.25)           (.26)           (.26)           (.27)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $    5.18        $    5.00       $    4.76       $    4.78       $    5.18
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             8.56%           10.57%           5.32%          (2.72)%          8.11%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense reductions         .46%             .19%            .24%            .23%            .27%

   Expenses, excluding waiver and expense reductions         .75%             .82%            .74%            .73%            .77%

   Net investment income                                    4.79%            5.16%           5.00%           5.43%           5.19%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  27,568        $  24,708       $  20,864       $  19,843       $  14,399

   Portfolio turnover rate                                 22.33%           24.34%          50.37%          22.87%          40.65%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MISSOURI TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                         2002              2001            2000            1999           1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $    5.25        $    4.96       $    4.99       $    5.36       $    5.22
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .23(a)           .25(a)          .24(a)          .25             .25

   Net realized and unrealized gain (loss)                   .16              .29            (.02)           (.37)            .14
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .39              .54             .22            (.12)            .39
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.23)            (.25)           (.25)           (.25)           (.25)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $    5.41        $    5.25       $    4.96       $    4.99       $    5.36
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             7.67%           11.11%           4.63%          (2.25)%          7.75%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense reductions        1.03%             .89%           1.02%            .99%            .92%

   Expenses, excluding waiver and expense reductions        1.06%            1.08%           1.02%            .99%            .93%

   Net investment income                                    4.44%            4.80%           4.98%           4.84%           4.80%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $ 145,006        $ 130,122       $ 120,058       $ 125,775       $ 144,155

   Portfolio turnover rate                                 80.04%           43.75%          43.30%          78.85%          72.89%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW JERSEY TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002             2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $    5.21        $    4.96       $    4.97       $    5.54       $    5.32
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .25(a)           .25(a)          .25(a)          .27             .26

   Net realized and unrealized gain (loss)                   .15              .26               -(b)         (.47)            .22
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .40              .51             .25            (.20)            .48
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from:
   Net investment income                                    (.24)            (.26)           (.26)           (.26)           (.26)

   Net realized gain                                           -                -               -            (.11)              -
                                                       ---------        ---------       ---------       ---------       ---------
     Total distributions                                    (.24)            (.26)           (.26)           (.37)           (.26)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $    5.37        $    5.21       $    4.96       $    4.97       $    5.54
                                                       =========        =========       =========       =========       =========

Total Return(c)                                             7.96%           10.41%           5.31%          (3.73)%          9.34%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense reductions        1.03%             .90%            .97%            .93%            .86%

   Expenses, excluding waiver and expense reductions        1.05%            1.06%            .98%            .93%            .86%

   Net investment income                                    4.77%            4.93%           5.03%           5.11%           4.85%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $ 164,733        $ 160,171       $ 151,048       $ 163,237       $ 186,127

   Portfolio turnover rate                                 97.76%          101.02%         125.73%         185.16%         118.38%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Amount is less than $0.01.

(c) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NEW YORK TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $   11.16        $   10.53       $   10.51       $   11.43       $   11.03
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .54(a)           .53(a)          .55(a)          .58             .56

   Net realized and unrealized gain (loss)                   .49              .64             .02            (.94)            .41
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                       1.03             1.17             .57            (.36)            .97
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net investment
  income                                                    (.53)            (.54)           (.55)           (.56)           (.57)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.66        $   11.16       $   10.53       $   10.51       $   11.43
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             9.50%           11.35%           5.65%          (3.23)%          9.03%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.03%            1.01%            .96%            .93%            .85%

   Expenses, excluding expense reductions                   1.04%            1.04%            .97%            .93%            .85%

   Net investment income                                    4.80%            4.80%           5.28%           5.21%           5.06%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $ 252,831        $ 242,367       $ 228,362       $ 248,456       $ 283,551

   Portfolio turnover rate                                 51.72%           70.03%          76.33%          52.67%          64.63%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NEW YORK TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF YEAR                     $   11.17        $   10.54       $   10.51       $   11.42       $   11.02
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .48(a)           .46(a)          .49(a)          .50             .49

   Net realized and unrealized gain (loss)                   .49              .65             .02            (.93)            .40
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .97             1.11             .51            (.43)            .89
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.47)            (.48)           (.48)           (.48)           (.49)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   11.67        $   11.17       $   10.54       $   10.51       $   11.42
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             8.90%           10.74%           5.07%          (3.93)%          8.34%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                   1.51%            1.62%           1.55%           1.62%           1.57%

   Expenses, excluding expense reductions                   1.52%            1.65%           1.56%           1.62%           1.57%

   Net investment income                                    4.32%            4.19%           4.72%           4.49%           4.32%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $   8,798        $   6,662       $   5,278       $   6,577       $   6,706

   Portfolio turnover rate                                 51.72%           70.03%          76.33%          52.67%          64.63%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TEXAS TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF YEAR                     $    9.99        $    9.43       $    9.55       $   10.69       $   10.40
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .45(a)           .46(a)          .51(a)          .52             .51

   Net realized and unrealized gain (loss)                   .48              .57            (.13)          (1.03)            .40
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .93             1.03             .38            (.51)            .91
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from:

   Net investment income                                    (.45)            (.47)           (.50)           (.52)           (.53)

   Net realized gain                                           -                -               -            (.11)           (.09)
                                                       ---------        ---------       ---------       ---------       ---------
     Total distributions                                    (.45)            (.47)           (.50)           (.63)           (.62)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $   10.47        $    9.99       $    9.43       $    9.55       $   10.69
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             9.55%           11.30%           4.14%          (4.96)%          9.24%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense reductions        1.00%             .64%            .99%            .94%            .91%

   Expenses, excluding waiver and expense reductions        1.05%            1.09%           1.01%            .94%            .91%

   Net investment income                                    4.49%            4.70%           5.47%           5.12%           4.85%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  81,369        $  77,860       $  74,405       $  84,491       $  92,607

   Portfolio turnover rate                                 89.30%          108.27%         163.39%         168.04%         143.78%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
WASHINGTON TAX-FREE FUND

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
                                                          2002            2001            2000            1999            1998
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF YEAR                     $    5.15        $    4.89       $    4.91       $    5.38       $    5.16
                                                       =========        =========       =========       =========       =========

Investment operations

   Net investment income                                     .26(a)           .26(a)          .27(a)          .28             .27

   Net realized and unrealized gain (loss)                   .17              .26            (.04)           (.50)            .21
                                                       ---------        ---------       ---------       ---------       ---------
     Total from investment operations                        .43              .52             .23            (.22)            .48
                                                       ---------        ---------       ---------       ---------       ---------

Distributions to shareholders from net
  investment income                                         (.26)            (.26)           (.25)           (.25)           (.26)
                                                       ---------        ---------       ---------       ---------       ---------
NET ASSET VALUE, END OF YEAR                           $    5.32        $    5.15       $    4.89       $    4.91       $    5.38
                                                       =========        =========       =========       =========       =========

Total Return(b)                                             8.71%           10.92%           4.90%          (4.17)%          9.48%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                    .71%             .70%            .71%            .66%            .65%

   Expenses, excluding expense reductions                    .72%             .73%            .71%            .66%            .65%

   Net investment income                                    5.14%            5.22%           5.58%           5.42%           5.20%

                                                                                     YEAR ENDED 9/30
                                                       --------------------------------------------------------------------------
SUPPLEMENTAL DATA:                                        2002             2001            2000            1999            1998
=================================================================================================================================
   Net assets, end of year (000)                       $  49,049        $  45,883       $  44,512       $  51,849       $  62,754

   Portfolio turnover rate                                 40.20%           52.09%         152.63%         180.42%         141.56%
=================================================================================================================================

(a) Calculated using average shares outstanding during the year.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
FLORIDA TAX-FREE TRUST

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
                                                     2002           2001       9/30/2000*       1999         1998         1997
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD               $    4.82     $    4.57     $    4.52      $    4.98    $    4.87    $    4.79
                                                   =========     =========     =========      =========    =========    =========

Investment operations

   Net investment income                                 .23(a)        .23(a)        .23(a)         .23          .24          .24

   Net realized and unrealized gain (loss)               .15           .25           .03           (.46)         .11          .09
                                                   ---------     ---------     ---------      ---------    ---------    ---------
     Total from investment operations                    .38           .48           .26           (.23)         .35          .33
                                                   ---------     ---------     ---------      ---------    ---------    ---------

Distributions to shareholders from net
  investment income                                     (.23)         (.23)         (.21)          (.23)        (.24)        (.25)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    4.97     $    4.82     $    4.57      $    4.52    $    4.98    $    4.87
                                                   =========     =========     =========      =========    =========    =========

Total Return(b)                                         8.10%        10.68%         5.86%(c)      (4.74)%       7.30%        7.12%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions               1.07%          .99%          .89%(c)        .97%         .89%         .86%

   Expenses, excluding expense reductions               1.08%         1.05%          .89%(c)        .97%         .89%         .86%

   Net investment income                                4.74%         4.77%         5.00%(c)       4.73%        4.79%        5.03%

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
SUPPLEMENTAL DATA:                                   2002           2001       9/30/2000*       1999         1998         1997
=================================================================================================================================
   Net assets, end of period (000)                 $  84,325     $  83,798     $  94,817      $ 100,924    $ 127,292    $ 137,252

   Portfolio turnover rate                             82.90%        84.37%       169.02%        191.12%      140.61%      106.32%
=================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FLORIDA TAX-FREE TRUST

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
                                                     2002           2001       9/30/2000*       1999         1998         1997
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)

NET ASSET VALUE, BEGINNING OF PERIOD               $    4.83     $    4.58     $    4.52      $    4.98    $    4.87    $    4.79
                                                   =========     =========     =========      =========    =========    =========

Investment operations

   Net investment income                                 .20(a)        .20(a)        .20(a)         .20          .20          .20

   Net realized and unrealized gain (loss)               .14           .25           .04           (.46)         .11          .10
                                                   ---------     ---------     ---------      ---------    ---------    ---------
     Total from investment operations                    .34           .45           .24           (.26)         .31          .30
                                                   ---------     ---------     ---------      ---------    ---------    ---------

Distributions to shareholders from net
  investment income                                     (.19)         (.20)         (.18)          (.20)        (.20)        (.22)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    4.98     $    4.83     $    4.58      $    4.52    $    4.98    $    4.87
                                                   =========     =========     =========      =========    =========    =========

Total Return(b)                                         7.32%         9.99%         5.44%(c)      (5.43)%       6.52%        6.33%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions               1.73%         1.64%         1.42%(c)       1.62%        1.58%        1.57%

   Expenses, excluding expense reductions               1.74%         1.70%         1.43%(c)       1.62%        1.58%        1.57%

Net investment income                                   4.08%         4.13%         4.52%(c)       4.07%        4.09%        4.29%

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
SUPPLEMENTAL DATA:                                   2002           2001       9/30/2000*       1999         1998         1997
=================================================================================================================================
   Net assets, end of period (000)                 $   5,927     $   5,230     $   4,706      $   6,046    $   7,275    $   7,496

   Portfolio turnover rate                             82.90%        84.37%       169.02%        191.12%      140.61%      106.32%
=================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

* The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GEORGIA TAX-FREE TRUST

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
                                                     2002           2001       9/30/2000*       1999         1998         1997
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD               $    5.44     $    5.07     $    4.91      $    5.43    $    5.31    $    5.14
                                                   =========     =========     =========      =========    =========    =========
Investment operations

   Net investment income                                 .23(a)        .26(a)        .21(a)         .28          .27          .27

   Net realized and unrealized gain (loss)               .26           .37           .19           (.50)         .19          .19
                                                   ---------     ---------     ---------      ---------    ---------    ---------
     Total from investment operations                    .49           .63           .40           (.22)         .46          .46
                                                   ---------     ---------     ---------      ---------    ---------    ---------

Distributions to shareholders from:

   Net investment income                                (.23)         (.26)         (.24)          (.26)        (.27)        (.28)

   Net realized gain                                       -             -             -           (.04)        (.07)        (.01)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
   Total distributions                                  (.23)         (.26)         (.24)          (.30)        (.34)        (.29)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    5.70     $    5.44     $    5.07      $    4.91    $    5.43    $    5.31
                                                   =========     =========     =========      =========    =========    =========

Total Return(b)                                         9.27%        12.69%         8.59%(c)       4.36%        9.00%        9.27%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
     reductions                                          .69%          .31%          .17%(c)        .18%         .24%         .38%

   Expenses, excluding waiver and expense
     reductions                                          .72%          .78%          .63%(c)        .68%         .74%         .88%

   Net investment income                                4.24%         4.81%         4.30%(c)       5.32%        5.07%        5.23%

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
SUPPLEMENTAL DATA:                                   2002           2001       9/30/2000*       1999         1998         1997
=================================================================================================================================
   Net assets, end of period (000)                 $  69,836     $  46,235     $  29,245      $  27,432    $  19,764    $  13,897

   Portfolio turnover rate                             48.66%        43.50%       122.44%        115.87%      126.52%       90.40%
=================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

* The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MICHIGAN TAX-FREE TRUST

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------        TO          -----------------------------------
                                                     2002           2001       9/30/2000*       1999         1998         1997
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD               $    5.20     $    4.87     $    4.75      $    5.18    $    5.06    $    4.93
                                                   =========     =========     =========      =========    =========    =========

Investment operations

   Net investment income                                 .25(a)        .25(a)        .21(a)         .26          .26          .27

   Net realized and unrealized gain (loss)               .23           .33           .14           (.44)         .12          .13
                                                   ---------     ---------     ---------      ---------    ---------    ---------
     Total from investment operations                    .48           .58           .35           (.18)         .38          .40
                                                   ---------     ---------     ---------      ---------    ---------    ---------

Distributions to shareholders from
  net investment income                                 (.25)         (.25)         (.23)          (.25)        (.26)        (.27)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    5.43     $    5.20     $    4.87      $    4.75    $    5.18    $    5.06
                                                   =========     =========     =========      =========    =========    =========

Total Return(b)                                         9.57%        12.21%         7.57%(c)      (3.55)%       7.59%        8.24%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including expense reductions                .73%          .69%          .67%(c)        .69%         .69%         .60%

   Expenses, excluding expense reductions                .75%          .74%          .67%(c)        .69%         .69%         .68%

   Net investment income                                4.77%         4.91%         4.37%(c)       5.21%        4.98%        5.37%

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
SUPPLEMENTAL DATA:                                   2002           2001       9/30/2000*       1999         1998         1997
=================================================================================================================================
   Net assets, end of period (000)                 $  58,632     $  49,330     $  45,666      $  49,356    $  53,139    $  52,630

   Portfolio turnover rate                             48.09%       100.27%       111.48%        186.97%       82.33%       68.50%
=================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
PENNSYLVANIA TAX-FREE TRUST

                                                       YEAR ENDED 9/30         11/1/1999               YEAR ENDED 10/31
                                                   -----------------------        TO          -----------------------------------
                                                     2002           2001       9/30/2000*       1999         1998         1997
PER SHARE OPERATING PERFORMANCE

NET ASSET VALUE, BEGINNING OF PERIOD               $    5.18     $    4.90     $    4.81      $    5.28    $    5.14    $    5.01
                                                   =========     =========     =========      =========    =========    =========
Investment operations

   Net investment income                                 .24(a)        .25(a)        .22(a)         .26          .27          .28

   Net realized and unrealized gain (loss)               .19           .28           .10           (.47)         .14          .13
                                                   ---------     ---------     ---------      ---------    ---------    ---------
   Total from investment operations                      .43           .53           .32           (.21)         .41          .41
                                                   ---------     ---------     ---------      ---------    ---------    ---------
Distributions to shareholders from net
  investment income                                     (.24)         (.25)         (.23)          (.26)        (.27)        (.28)
                                                   ---------     ---------     ---------      ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                     $    5.37     $    5.18     $    4.90      $    4.81    $    5.28    $    5.14
                                                   =========     =========     =========      =========    =========    =========

Total Return(b)                                         8.57%        11.06%         6.83%(c)      (4.13)%       8.12%        8.37%

RATIOS TO AVERAGE NET ASSETS

   Expenses, including waiver and expense
     reductions                                         1.08%          .90%          .88%(c)        .96%         .72%         .61%

   Expenses, excluding waiver and expense
     reductions                                         1.10%         1.06%          .88%(c)        .96%         .72%         .65%

   Net investment income                                4.66%         4.88%         4.54%(c)       5.02%        5.05%        5.47%

                                                       YEAR ENDED 9/30         11/1/1999                YEAR ENDED 10/31
                                                   -----------------------         TO         -----------------------------------
SUPPLEMENTAL DATA:                                   2002           2001       9/30/2000*       1999         1998         1997
=================================================================================================================================
   Net assets, end of period (000)                 $ 101,502     $  94,550     $  91,750      $  93,835    $ 102,907    $  94,237

   Portfolio turnover rate                             60.87%        65.63%        61.00%         40.76%       65.20%       70.99%
=================================================================================================================================

(a) Calculated using average shares outstanding during the period.

(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(c) Not annualized.

*The Trust changed its fiscal year-end.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") and Lord Abbett Tax-Free Income Trust (the "Trust") are registered under the Investment Company Act of 1940 (the "Act") as open-end management companies. The Company was organized as a Maryland corporation on December 27, 1983. The Trust was organized as a Massachusetts Business Trust on September 11, 1991 and was reorganized as a Delaware Business Trust on July 22, 2002.

The Company consists of the following ten portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Lord Abbett National Tax-Free Income Fund ("National"), Class A, B, C and P shares; Lord Abbett California Tax-Free Income Fund ("California") and Lord Abbett New York Tax-Free Income Fund ("New York"), Class A, C and P shares; Lord Abbett Connecticut Tax-Free Income Fund ("Connecticut"), Lord Abbett Hawaii Tax-Free Income Fund ("Hawaii"), Lord Abbett Minnesota Tax-Free Income Fund ("Minnesota"), Lord Abbett Missouri Tax-Free Income Fund ("Missouri"), Lord Abbett New Jersey Tax-Free Income Fund ("New Jersey"), Lord Abbett Texas Tax-Free Income Fund ("Texas") and Lord Abbett Washington Tax-Free Income Fund ("Washington"), Class A and P shares. The Trust consists of the following four portfolios and their respective classes (separately, a "Fund" and collectively, the "Funds"): Florida Series ("Florida"), Class A, C and P shares; Georgia Series ("Georgia"), Michigan Series ("Michigan") and Pennsylvania Series ("Pennsylvania"), Class A and P shares. Each Fund is non-diversified as defined under the Act, except for National. As of the date of this report, no P shares have been issued for any of the classes of shares.

The investment objective of each Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for National) also seeks as high a level of interest income exempt from the personal income tax of its state as is consistent with reasonable risk. New York also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk. The Company and Trust offer up to three classes of shares: Classes A, B and C, each with different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. Class B shares will convert to Class A shares on the eighth anniversary of your original purchase of Class B shares. There is no front-end sales charge in the case of the Class B and C shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities are valued at prices supplied by independent pricing services approved by the Directors/Trustees. Such prices reflect broker/dealer supplied valuations and electronic data processing techniques. Prices reflect the mean of the bid and asked prices. Securities for which market quotations are not readily available are valued at fair value, as determined by management and approved in good faith by the Board of Directors/Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Company and Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income to shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company and Trust that do not specifically relate to an individual Fund are allocated to the Funds on a pro-rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B and Class C shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES

The Company and Trust each have a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett"), pursuant to which Lord Abbett supplies the Company and Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's and Trust's investment portfolios. The management fee is based on each Fund's average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses.

For the year ended September 30, 2002, Lord Abbett voluntarily waived a portion of its management fees for Minnesota and voluntarily reimbursed other expenses for Texas as follows:

                                VOLUNTARY MANAGEMENT
                                          FEE WAIVER             OTHER EXPENSES
-------------------------------------------------------------------------------
Minnesota                                        .25%                         -
Texas                                              -                        .03%

12b-1 DISTRIBUTION PLAN

Each of the Funds have adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                    CLASS A(1)        CLASS B       CLASS C(4)
--------------------------------------------------------------------------------
Service                                      .25%            .25%            .25%
Distribution                                 .10%(2)(3)      .75%            .75%

(1) The Class A Plans of Minnesota, Washington, Georgia and Michigan will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. As of September 30, 2002, the net assets of each Fund have not reached $100 million.

(2) In addition, the Company and Trust pay a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(3) In addition, the Company and Trust pay an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(4) Until October 1, 2001, the Company and Trust had in place a Plan for Class C shares that provided for the Company and Trust to pay Distributor at the time of sale, distribution and service fees not to exceed .75% and .25%, respectively, of the net asset value of the shares sold. These payments were generally amortized over a one-year period. In addition, at each quarter end after the first anniversary of the sale, the Company and Trust paid Distributor distribution and service fees not to exceed .75% and .25%, respectively, of the average daily net assets of such shares. Effective October 1, 2001, the Company and Trust amended the Plan so that the Company and Trust pay Distributor distribution and service fees at annual rates not to exceed .75% and .25%, respectively, of the average daily net assets of the shares outstanding payable at each month end. In connection with these changes to the Plan, Distributor reimbursed the Company and Trust for the prepaid distribution and service fees balance as of September 30, 2001 totaling $34,880, $6,668, $16,213 and $4,851 for National, California, New York and Florida, respectively.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the year ended September 30, 2002:

                                                    DISTRIBUTOR          DEALERS
                                                    COMMISSIONS      CONCESSIONS
--------------------------------------------------------------------------------
National                                            $    96,927      $   402,838
California                                               32,322          152,017
Connecticut                                              26,590          126,635
Hawaii                                                   16,111           72,706
Minnesota                                                20,883          100,029
Missouri                                                 74,879          352,784
New Jersey                                               31,830          153,379
New York                                                 28,829          133,269
Texas                                                    16,164           87,992
Washington                                               19,395           91,467
Florida                                                  15,781           72,030
Georgia                                                  96,336          473,116
Michigan                                                 32,690          153,724
Pennsylvania                                             31,545          154,963

Certain of the Company's and Trust's officers and Directors/Trustees have an interest in Lord Abbett.

4.   DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                          NATIONAL                    CALIFORNIA
------------------------------------------------------------------------------------------------
                                          9/30/2002      9/30/2001      9/30/2002      9/30/2001
------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                      $ 27,296,117  $  27,519,296   $  9,230,492   $  9,574,036
Ordinary income                                   -         90,010              -        159,916
Net long term capital gains                       -              -              -              -
------------------------------------------------------------------------------------------------
   Total distributions                   27,296,117     27,609,306      9,230,492      9,733,952
   Tax return of capital                          -              -              -              -
------------------------------------------------------------------------------------------------
Total distributions paid               $ 27,296,117  $  27,609,306   $  9,230,492   $  9,733,952
================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                           NATIONAL                   CALIFORNIA
------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                $            -               $      282,330
Undistributed ordinary income - net                               -                            -
Undistributed long-term capital gains                             -                            -
------------------------------------------------------------------------------------------------
   Total undistributed earnings                                   -                      282,330
Capital loss carryforwards                              (11,784,908)                  (9,044,550)
Temporary differences                                    (2,738,180)                    (164,931)
Unrealized gains - net                                   40,378,346                   14,442,757
------------------------------------------------------------------------------------------------
   Total accumulated gains - net                     $   25,855,258               $    5,515,606
================================================================================================
Capital loss carryforward years of expiration          2008 to 2009                 2003 to 2008

Capital losses incurred after October 31, ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. National incurred and will elect to defer net capital losses of $364,069 during fiscal 2002.

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                          NATIONAL                     CALIFORNIA
-----------------------------------------------------------------------------------------------------------------
Tax cost                                                             $ 565,579,088                  $ 190,124,309
-----------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                   45,291,040                     15,903,251
Gross unrealized loss                                                   (4,912,694)                    (1,460,494)
-----------------------------------------------------------------------------------------------------------------
    Net unrealized security gain                                     $  40,378,346                  $  14,442,757
=================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                                           CONNECTICUT                            HAWAII
------------------------------------------------------------------------------------------------------------------------
                                                            9/30/2002        9/30/2001        9/30/2002        9/30/2001
------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                      $    4,666,381   $    4,842,804   $    3,493,168   $    3,557,680
Ordinary income                                                     -           33,529                -           21,560
Net long term capital gains                                         -                -                -                -
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     4,666,381        4,876,333        3,493,168        3,579,240
    Tax return of capital                                           -                -                -                -
------------------------------------------------------------------------------------------------------------------------
Total distributions paid                               $    4,666,381   $    4,876,333   $    3,493,168   $    3,579,240
========================================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                           CONNECTICUT                            HAWAII
------------------------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                                   $            -                    $            -
Undistributed ordinary income - net                                                  -                                 -
Undistributed long-term capital gains                                                -                                 -
------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                                     -                                 -
Capital loss carryforwards                                                  (1,706,225)                       (2,151,325)
Temporary differences                                                         (110,965)                         (273,872)
Unrealized gains - net                                                       6,430,231                         5,490,074
------------------------------------------------------------------------------------------------------------------------
    Total accumulated gains - net                                       $    4,613,041                    $    3,064,877
========================================================================================================================
Capital loss carryforward years of expiration                             2004 to 2009                      2004 to 2009

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                           CONNECTICUT                            HAWAII
------------------------------------------------------------------------------------------------------------------------
Tax cost                                                                $   95,184,515                    $   71,722,045
------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                        6,695,723                         6,152,152
Gross unrealized loss                                                         (265,492)                         (662,078)
------------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain                                        $    6,430,231                    $    5,490,074
========================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                                             MINNESOTA                          MISSOURI
------------------------------------------------------------------------------------------------------------------------
                                                            9/30/2002        9/30/2001        9/30/2002        9/30/2001
------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                      $    1,196,122   $    1,166,967   $    5,909,705   $    6,019,637
Ordinary income                                                     -            5,031                -           91,571
Net long term capital gains                                         -                -                -                -
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     1,196,122        1,171,998        5,909,705        6,111,208
    Tax return of capital                                           -                -                -                -
------------------------------------------------------------------------------------------------------------------------
Total distributions paid                               $    1,196,122   $    1,171,998   $    5,909,705   $    6,111,208
========================================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                             MINNESOTA                          MISSOURI
------------------------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                                   $            -                    $            -
Undistributed ordinary income - net                                                  -                                 -
Undistributed long-term capital gains                                                -                                 -
------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                                     -                                 -
Capital loss carryforwards                                                    (560,978)                         (783,352)
Temporary differences                                                          (50,209)                         (465,889)
Unrealized gains - net                                                       1,602,100                         9,529,230
------------------------------------------------------------------------------------------------------------------------
    Total accumulated gains - net                                       $      990,913                    $    8,279,989
========================================================================================================================
Capital loss carryforward years of expiration                                     2009                      2004 to 2009

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                             MINNESOTA                          MISSOURI
------------------------------------------------------------------------------------------------------------------------
Tax cost                                                                $   24,209,427                    $  135,175,805
------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                        1,667,597                         9,563,687
Gross unrealized loss                                                          (65,497)                          (34,457)
------------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain                                        $    1,602,100                    $    9,529,230
========================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                                            NEW JERSEY                          NEW YORK
------------------------------------------------------------------------------------------------------------------------
                                                            9/30/2002        9/30/2001        9/30/2002        9/30/2001
------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                      $    7,410,189   $    7,658,444   $   11,624,964   $   12,135,039
Ordinary income                                                     -          247,683                -           88,898
Net long term capital gains                                         -                -                -                -
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     7,410,189        7,906,127       11,624,964       12,223,937
    Tax return of capital                                           -                -                -                -
------------------------------------------------------------------------------------------------------------------------
Total distributions paid                               $    7,410,189   $    7,906,127   $   11,624,964   $   12,223,937
========================================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                            NEW JERSEY                          NEW YORK
------------------------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                                   $            -                    $            -
Undistributed ordinary income - net                                                  -                                 -
Undistributed long-term capital gains                                                -                                 -
------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                                     -                                 -
Capital loss carryforwards                                                  (3,467,129)                       (9,622,180)
Temporary differences                                                         (566,810)                         (775,481)
Unrealized gains - net                                                      12,407,775                        22,536,114
------------------------------------------------------------------------------------------------------------------------
    Total accumulated gains - net                                       $    8,373,836                    $   12,138,453
========================================================================================================================
Capital loss carryforward years of expiration                                     2008                      2003 to 2009

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                            NEW JERSEY                          NEW YORK
------------------------------------------------------------------------------------------------------------------------
Tax cost                                                                $  153,604,475                    $  244,679,939
------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                       12,857,140                        22,789,543
Gross unrealized loss                                                         (449,365)                         (253,429)
------------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain                                        $   12,407,775                    $   22,536,114
========================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                                                 TEXAS                        WASHINGTON
------------------------------------------------------------------------------------------------------------------------
                                                            9/30/2002        9/30/2001        9/30/2002        9/30/2001
------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                      $    3,456,519   $    3,749,437   $    2,369,030   $    2,363,804
Ordinary income                                                     -           51,087                -            8,479
Net long term capital gains                                         -                -                -                -
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     3,456,519        3,800,524        2,369,030        2,372,283
    Tax return of capital                                           -                -                -                -
------------------------------------------------------------------------------------------------------------------------
Total distributions paid                               $    3,456,519   $    3,800,524   $    2,369,030   $    2,372,283
========================================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                                 TEXAS                        WASHINGTON
------------------------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                                   $            -                    $      456,204
Undistributed ordinary income - net                                                  -                                 -
Undistributed long-term capital gains                                                -                                 -
------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                                     -                           456,204
Capital loss carryforwards                                                  (3,342,289)                       (1,953,418)
Temporary differences                                                         (289,959)                          (13,929)
Unrealized gains - net                                                       8,330,337                         4,037,191
------------------------------------------------------------------------------------------------------------------------
    Total accumulated gains - net                                       $    4,698,089                    $    2,526,048
========================================================================================================================
Capital loss carryforward years of expiration                             2008 to 2009                      2004 to 2009

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                                 TEXAS                        WASHINGTON
------------------------------------------------------------------------------------------------------------------------
Tax cost                                                                $   74,104,379                    $   45,245,920
------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                        8,409,561                         4,037,191
Gross unrealized loss                                                          (79,224)                                -
------------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain                                        $    8,330,337                    $    4,037,191
========================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                                               FLORIDA                           GEORGIA
------------------------------------------------------------------------------------------------------------------------
                                                            9/30/2002        9/30/2001        9/30/2002        9/30/2001
------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                      $    4,122,391   $    4,602,682   $    2,298,082   $    1,765,606
Ordinary income                                                     -           18,760                -           28,819
Net long term capital gains                                         -                -                -                -
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     4,122,391        4,621,442        2,298,082        1,794,425
    Tax return of capital                                           -                -                -                -
------------------------------------------------------------------------------------------------------------------------
Total distributions paid                               $    4,122,391   $    4,621,442   $    2,298,082   $    1,794,425
========================================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                               FLORIDA                           GEORGIA
------------------------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                                   $            -                    $            -
Undistributed ordinary income - net                                                  -                                 -
Undistributed long-term capital gains                                                -                           214,671
------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                                     -                           214,671
Capital loss carryforwards                                                  (9,075,251)                                -
Temporary differences                                                          (92,420)                          (94,801)
Unrealized gains - net                                                       8,032,347                         4,516,584
------------------------------------------------------------------------------------------------------------------------
    Total accumulated gains (losses) - net                              $   (1,135,324)                   $    4,636,454
========================================================================================================================
Capital loss carryforward years of expiration                             2003 to 2008                              None

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                               FLORIDA                           GEORGIA
------------------------------------------------------------------------------------------------------------------------
Tax cost                                                                $   81,490,217                    $   66,078,999
------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                        9,303,433                         4,577,254
Gross unrealized loss                                                       (1,271,086)                          (60,670)
------------------------------------------------------------------------------------------------------------------------
Net unrealized security gain                                            $    8,032,347                    $    4,516,584
========================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

The tax character of distributions paid during the fiscal year ended September 30, 2002 and September 30, 2001 are as follows:

                                                                              MICHIGAN                      PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------
                                                            9/30/2002        9/30/2001        9/30/2002        9/30/2001
------------------------------------------------------------------------------------------------------------------------
Distributions paid from:
Tax exempt income                                      $    2,503,130   $    2,360,382   $    4,405,152   $    4,480,473
Ordinary income                                                     -           10,761                -          113,399
Net long term capital gains                                         -                -                -                -
------------------------------------------------------------------------------------------------------------------------
    Total distributions                                     2,503,130        2,371,143        4,405,152        4,593,872
    Tax return of capital                                           -                -                -                -
------------------------------------------------------------------------------------------------------------------------
Total distributions paid                               $    2,503,130   $    2,371,143   $    4,405,152   $    4,593,872
========================================================================================================================

As of September 30, 2002, the components of accumulated earnings (losses) on a tax basis are as follows:

                                                                              MICHIGAN                      PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------
Undistributed tax exempt income - net                                   $            -                    $            -
Undistributed ordinary income - net                                                  -                                 -
Undistributed long-term capital gains                                                -                                 -
------------------------------------------------------------------------------------------------------------------------
    Total undistributed earnings                                                     -                                 -
Capital loss carryforwards                                                  (1,778,081)                         (762,318)
Temporary differences                                                         (191,377)                         (360,474)
Unrealized gains - net                                                       5,640,415                         7,849,491
------------------------------------------------------------------------------------------------------------------------
    Total accumulated gains - net                                       $    3,670,957                    $    6,726,699
========================================================================================================================
Capital loss carryforward years of expiration                             2007 to 2008                              2008

At September 30, 2002, the Fund's aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes are as follows:

                                                                              MICHIGAN                      PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------
Tax cost                                                                $   51,278,398                    $   93,856,413
------------------------------------------------------------------------------------------------------------------------
Gross unrealized gain                                                        5,640,415                         8,004,949
Gross unrealized loss                                                                -                          (155,458)
------------------------------------------------------------------------------------------------------------------------
    Net unrealized security gain                                        $    5,640,415                    $    7,849,491
========================================================================================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and market discount.

Permanent items identified during the year ended September 30, 2002 have been reclassified among the components of net assets based on their tax basis treatment as follows:

                  UNDISTRIBUTED
                 (DISTRIBUTIONS          ACCUMULATED
                  IN EXCESS OF)         NET REALIZED
                 NET INVESTMENT          GAIN/(LOSS)     PAID-IN CAPITAL
                INCOME INCREASE       ON INVESTMENTS            INCREASE
                     (DECREASE)  INCREASE (DECREASE)          (DECREASE)
------------------------------------------------------------------------
National            $   282,869         $          -       $    (282,869)
California                    -            6,570,976          (6,570,976)
Hawaii                   16,137                    -             (16,137)
Missouri                 52,050                    -             (52,050)
Texas                    10,251                    -             (10,251)
Florida                       -            2,026,469          (2,026,469)
Georgia                  14,721              (14,721)                  -
Pennsylvania             49,875                    -             (49,875)

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) are as follows:

                                   YEAR ENDED SEPTEMBER 30, 2002
----------------------------------------------------------------
                                   PURCHASES               SALES
----------------------------------------------------------------
National                      $  392,620,700      $  368,481,621
California                        89,892,556          94,416,226
Connecticut                       47,734,736          49,219,857
Hawaii                            26,258,172          22,615,944
Minnesota                          6,582,210           5,402,256
Missouri                         116,909,919         104,469,185
New Jersey                       154,841,281         156,227,073
New York                         126,560,701         129,371,291
Texas                             70,805,663          68,232,874
Washington                        18,287,789          18,210,495
Florida                           72,156,909          74,013,316
Georgia                           47,711,273          25,788,993
Michigan                          29,979,224          24,434,281
Pennsylvania                      62,692,217          56,710,076

6.   DIRECTORS'/TRUSTEES' REMUNERATION

The Company's and Trust's Directors/Trustees and officers who are associated with Lord Abbett do not receive any compensation from the Company or Trust for serving in such capacities. Outside Directors'/Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors/Trustees under which outside Directors/Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors'/Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the Company or Trust. Such amounts and earnings accrued thereon are included in Directors'/Trustees' fees on the Statement of Operations and in Directors'/Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company and Trust have entered into agreements with their transfer agent and/or custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Company's and Trust's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's and Trust's custodian and accounting agent. Effective November 20, 2001, SSB began performing custodian functions, and thereafter the accounting and record keeping functions, relating to portfolio transactions and calculating the Company's/Trust's net asset value.

9.   INVESTMENT RISKS

Each Fund's performance and the value of its investments will vary in response to changes in interest rates and other market factors. As interest rates rise, a Fund's investments typically will lose value. This risk is usually greater for long-term bonds than for short-term bonds. As a result, the Funds, which tend to invest in longer-term bonds than many other municipal bond funds, normally will have more price volatility than those funds.

Additional risks that could reduce each Fund's performance or increase volatility include call risk, governmental risk, legislative risk, management risk and credit risk. Credit risk varies among states based upon the economic and fiscal conditions of each state and the municipalities within the state.

Each Fund (except National) is non-diversified which means that it may invest a greater portion of its assets in a single issuer than a diversified fund. Thus, it may be exposed to greater risk.

Because each Fund other than National invests primarily in issuers of its particular state, its performance may be more affected by local, state and regional factors than a fund investing in municipal bonds issued in many states, such as National. These factors may include economic, political or state legislative developments, erosion of the tax base and the possibility of credit problems. In addition, downturns or developments in the U.S. economy or in foreign economies may harm the performance of each Fund, and may do so disproportionately as a result of the corresponding disproportionate impact of such occurrences on particular state, territory, or local economies.

Each Fund may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and their values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds.

For a more complete discussion of the risks associated with the Funds, please see the Funds' Prospectus.

10.  SUMMARY OF CAPITAL TRANSACTIONS

The Company has 1,000,000,000 authorized shares of capital stock (par value $.001) of which 900,000,000 are issued and allocated as follows: 150,000,000 to National, 110,000,000 to each of California, New Jersey, and New York, and 70,000,000 to each of Connecticut, Hawaii, Minnesota, Missouri, Texas, and Washington. The Trust has an unlimited number of shares of beneficial interest authorized.

                                                                                           YEAR ENDED SEPTEMBER 30, 2002
                                                ------------------------------------------------------------------------
                                                 CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                          853,997      2,390,770        962,671      3,364,100      3,202,830
REINVESTMENT OF DISTRIBUTIONS                        208,106        365,054        190,599        868,887        817,964
SHARES REACQUIRED                                 (1,502,754)    (1,535,997)      (773,983)    (2,234,491)    (4,127,923)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                 (440,651)     1,219,827        379,287      1,998,496       (107,129)
------------------------------------------------------------------------------------------------------------------------

                                                                                           YEAR ENDED SEPTEMBER 30, 2002
                                                ------------------------------------------------------------------------
                                                       TEXAS     WASHINGTON        GEORGIA       MICHIGAN   PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                          662,436        945,389      5,149,300      2,017,019      1,803,527
REINVESTMENT OF DISTRIBUTIONS                        241,267        302,561        342,996        313,339        404,088
SHARES REACQUIRED                                   (928,704)      (947,446)    (1,736,593)    (1,012,841)    (1,561,369)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                  (25,001)       300,504      3,755,703      1,317,517        646,246
------------------------------------------------------------------------------------------------------------------------

                                                                                           YEAR ENDED SEPTEMBER 30, 2001
                                                ------------------------------------------------------------------------
                                                 CONNECTICUT         HAWAII      MINNESOTA       MISSOURI     NEW JERSEY
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                        1,117,458      1,341,914        784,461      2,015,155      2,681,150
REINVESTMENT OF DISTRIBUTIONS                        204,540        366,845        189,244        878,241        889,734
SHARES REACQUIRED                                 (1,412,532)    (2,075,221)      (416,728)    (2,302,371)    (3,277,036)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                  (90,534)      (366,462)       556,977        591,025        293,848
------------------------------------------------------------------------------------------------------------------------

                                                                                           YEAR ENDED SEPTEMBER 30, 2001
                                                ------------------------------------------------------------------------
                                                       TEXAS     WASHINGTON        GEORGIA       MICHIGAN   PENNSYLVANIA
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                          405,890        550,006      3,193,988        783,893      1,768,997
REINVESTMENT OF DISTRIBUTIONS                        266,108        297,186        277,161        301,696        428,504
SHARES REACQUIRED                                   (771,792)    (1,037,400)      (747,092)      (984,746)    (2,669,563)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                  (99,794)      (190,208)     2,724,057        100,843       (472,062)
------------------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED                        YEAR ENDED
NATIONAL                                                            SEPTEMBER 30, 2002                SEPTEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                 SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                 7,751,014   $   87,781,034        3,888,625   $   43,539,313
REINVESTMENT OF DISTRIBUTIONS                               1,428,874       16,160,809        1,465,516       16,327,278
SHARES REACQUIRED                                          (9,175,849)    (103,951,138)      (5,429,462)     (60,584,092)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                            4,039    $       (9,295)         (75,321)  $     (717,501)
------------------------------------------------------------------------------------------------------------------------

CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                 1,127,290   $   12,857,643        1,204,352   $   13,484,839
REINVESTMENT OF DISTRIBUTIONS                                  48,216          546,813           35,389          396,094
SHARES REACQUIRED                                            (605,266)      (6,875,994)        (359,443)      (4,036,615)
------------------------------------------------------------------------------------------------------------------------
INCREASE                                                      570,240   $    6,528,462          880,298   $    9,844,318
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                 1,002,981   $   11,383,352          644,490   $    7,243,095
REINVESTMENT OF DISTRIBUTIONS                                  74,735          846,978           75,711          844,572
SHARES REACQUIRED                                            (605,076)      (6,832,378)        (637,095)      (7,135,489)
------------------------------------------------------------------------------------------------------------------------
INCREASE                                                      472,640   $    5,397,952           83,106   $      952,178
------------------------------------------------------------------------------------------------------------------------

CALIFORNIA
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                 SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                 2,019,108   $   21,727,564        1,356,074   $   14,470,587
REINVESTMENT OF DISTRIBUTIONS                                 448,801        4,840,005          482,574        5,127,330
SHARES REACQUIRED                                          (2,972,942)     (31,999,921)      (2,232,022)     (23,780,889)
------------------------------------------------------------------------------------------------------------------------
DECREASE                                                     (505,033)  $   (5,432,352)        (393,374)  $   (4,182,972)
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                   338,503   $    3,667,344          162,762   $    1,743,731
REINVESTMENT OF DISTRIBUTIONS                                  15,597          168,372           16,066          170,767
SHARES REACQUIRED                                            (141,033)      (1,511,658)        (149,707)      (1,611,560)
------------------------------------------------------------------------------------------------------------------------
INCREASE                                                      213,067   $    2,324,058           29,121   $      302,938
------------------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED                        YEAR ENDED
NEW YORK                                                            SEPTEMBER 30, 2002                SEPTEMBER 30, 2001
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                 SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                 2,823,672   $   31,478,472        5,416,948   $   59,649,421
REINVESTMENT OF DISTRIBUTIONS                                 613,701        6,853,956          653,200        7,167,873
SHARES REACQUIRED                                          (3,456,554)     (38,511,864)      (6,048,924)     (66,664,258)
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE)                                           (19,181)  $     (179,436)          21,224   $      153,036
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                   233,172   $    2,609,870          132,663   $    1,472,140
REINVESTMENT OF DISTRIBUTIONS                                  12,420          138,937           12,077          132,683
SHARES REACQUIRED                                             (88,141)        (985,659)         (48,951)        (545,345)
------------------------------------------------------------------------------------------------------------------------
INCREASE                                                      157,451   $    1,763,148           95,789   $    1,059,478
------------------------------------------------------------------------------------------------------------------------

FLORIDA
------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                                 SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                 1,145,637   $    5,514,044        1,478,889   $    7,001,334
REINVESTMENT OF DISTRIBUTIONS                                 312,748        1,501,638          380,890        1,799,121
SHARES REACQUIRED                                          (1,887,030)      (9,058,564)      (5,206,230)     (24,626,506)
------------------------------------------------------------------------------------------------------------------------
DECREASE                                                     (428,645)  $   (2,042,882)      (3,346,451)  $  (15,826,051)
------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
------------------------------------------------------------------------------------------------------------------------
SHARES SOLD                                                   202,583   $      971,606          187,235   $      891,681
REINVESTMENT OF DISTRIBUTIONS                                  10,502           50,532            9,941           47,069
SHARES REACQUIRED                                            (107,063)        (511,602)        (140,886)        (665,314)
------------------------------------------------------------------------------------------------------------------------
INCREASE                                                      106,022   $      510,536           56,290   $      273,436
------------------------------------------------------------------------------------------------------------------------

INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME FUND, INC.:

We have audited the accompanying statements of assets and liabilities of Lord Abbett Tax-Free Income Fund, Inc. (the "Company"), comprising, National Tax-Free Income Fund, California Tax-Free Income Fund, Connecticut Tax-Free Income Fund, Hawaii Tax-Free Income Fund, Minnesota Tax-Free Income Fund, Missouri Tax-Free Income Fund, New Jersey Tax-Free Income Fund, New York Tax-Free Income Fund, Texas Tax-Free Income Fund, and Washington Tax-Free Income Fund (collectively, the "Funds"), including the schedules of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

NEW YORK, NEW YORK
NOVEMBER 14, 2002

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT TAX-FREE INCOME TRUST:

We have audited the accompanying statements of assets and liabilities of Lord Abbett Tax-Free Income Trust (the "Trust"), comprising, Florida Series, Georgia Series, Michigan Series, and Pennsylvania Series (collectively, the "Funds"), including the schedules of investments, as of September 30, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting Lord Abbett Tax-Free Income Trust as of September 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

NEW YORK, NEW YORK
NOVEMBER 14, 2002

SHAREHOLDER MEETING RESULTS

Meetings of Shareholders of the Company and Trust were held on July 18, 2002. On May 8, 2002, the record date for shareholders voting at the meetings, there were 194,515,332.790 and 56,981,282.474 total outstanding shares for the Company and Trust, respectively.

Shareholders of the Company considered the following proposal and the results of their voting are as follows:

To elect the Company's Board Members

                                                FOR                 AGAINST
------------------------------------------------------------------------------
Robert S. Dow                             153,549,376.962        2,178,829.801
E. Thayer Bigelow                         153,671,195.932        2,057,010.831
William H. T. Bush                        153,685,348.066        2,042,858.697
Robert B. Calhoun, Jr.                    153,728,925.149        1,999,281.614
Stewart S. Dixon                          153,635,716.065        2,092,490.698
Franklin W. Hobbs                         153,676,103.602        2,052,103.161
C. Alan MacDonald                         153,612,063.703        2,116,143.060
Thomas J. Neff                            153,692,376.009        2,035,830.754
James F. Orr, III                         153,699,156.464        2,029,050.299

Shareholders of the Trust considered the following proposals and the results of their voting are as follows:

1. To elect the Trust's Board Members

                                                FOR                  AGAINST
------------------------------------------------------------------------------
Robert S. Dow                              50,219,345.517          781,038.502
E. Thayer Bigelow                          50,195,440.492          804,943.527
William H. T. Bush                         50,182,311.943          818,072.076
Robert B. Calhoun, Jr.                     50,207,408.355          792,975.664
Stewart S. Dixon                           50,217,876.517          782,507.502
Franklin W. Hobbs                          50,214,496.056          785,887.963
C. Alan MacDonald                          50,211,177.995          789,206.024
Thomas J. Neff                             50,210,162.056          790,221.963
James F. Orr, III                          50,229,301.218          771,082.801

2. To approve an Agreement and Plan of Reorganization providing for the reorganization of the Trust into a Delaware Business Trust.

                               FOR              AGAINST             ABSTAIN
-------------------------------------------------------------------------------
                          29,519,908.240      841,296.914        1,473,074.865

BASIC INFORMATION ABOUT MANAGEMENT
The Company's Board of Directors and Trust's Board of Trustees are responsible for the management of the business and affairs of the Company and Trust in accordance with the laws of the State of Maryland and Delaware. Each Board appoints officers who are responsible for the day-to-day operations of the Company and Trust and who execute policies authorized by the Boards. Each Board also approves an investment adviser to the Company and the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to review the contract with the adviser.

The following Director/Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 42 portfolios or series.

                              CURRENT POSITION
                              LENGTH OF SERVICE
NAME, ADDRESS AND                WITH COMPANY          PRINCIPAL OCCUPATION                 OTHER
DATE OF BIRTH                     AND TRUST           DURING PAST FIVE YEARS            DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Director since 1989;   Managing Partner and Chief         N/A
Lord, Abbett & Co. LLC        Trustee since 1991     Investment Officer of Lord
90 Hudson Street              and Chairman since     Abbett since 1996.
Jersey City, NJ               1996.
Date of Birth: 3/8/1945

                              --------------------

The following outside Directors/Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds.

                              CURRENT POSITION
                              LENGTH OF SERVICE
NAME, ADDRESS AND                WITH COMPANY         PRINCIPAL OCCUPATION                     OTHER
DATE OF BIRTH                     AND TRUST          DURING PAST FIVE YEARS                DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW             Director/Trustee       Managing General Partner,          Currently serves as
Bigelow Media, LLC            since 1994             Bigelow Media, LLC (since          director of Crane Co.
909 Third Ave., 5th floor                            2000); Senior Adviser,             and Huttig Building
New York, NY                                         Time Warner Inc.                   Products Inc.
Date of Birth:                                       (1998 - 2000);
10/22/1941                                           Acting Chief Executive Officer
                                                     of Courtroom Television Network
                                                     (1997 - 1998); President and
                                                     Chief Executive Officer of Time
                                                     Warner Cable Programming, Inc.
                                                     (1991 - 1997).

WILLIAM H.T. BUSH             Director/Trustee       Co-founder and Chairman            Currently serves as
Bush - O'Donnell & Co.,Inc.   since 1998             of the Board of the                director of Wellpoint
101 South Hanley Road                                financial advisory firm            Health Network, Inc.,
Suite 1025                                           of Bush-O'Donnell & Company        DT Industries Inc., and
St. Louis, MO                                        (since 1986).                      Engineered Support
Date of Birth: 7/14/1938                                                                Systems, Inc.

ROBERT B. CALHOUN, JR.        Director/Trustee       Managing Director of               Currently serves as
Monitor Clipper Partners      since 1998             Monitor Clipper Partners           director of Avondale,
Two Canal Park                                       (since 1997) and President         Inc., Avondale Mills,
Cambridge, MA                                        of Clipper Asset                   Inc., IGI/Earth Color,
Date of Birth: 10/25/1942                            Management Corp. (since            Inc., Integrated
                                                     1991), both private                Graphics, Inc., and
                                                     equity investment funds.           Interstate Bakeries
                                                                                        Corp.

                              CURRENT POSITION
                              LENGTH OF SERVICE
NAME, ADDRESS AND               WITH COMPANY          PRINCIPAL OCCUPATION                    OTHER
DATE OF BIRTH                    AND TRUST           DURING PAST FIVE YEARS               DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------------
STEWART S. DIXON              Director since 1983    Partner in the law firm            N/A
Wildman, Harrold,             and Trustee since      of Wildman, Harrold,
Allen & Dixon                 1991                   Allen & Dixon
225 W. Wacker Drive,                                 (since 1967).
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS             Director/Trustee       Chief Executive Officer            Currently serves as
Houlihan Lokey                since 2000             of Houlihan Lokey                  director of Adolph
Howard & Zukin                                       Howard & Zukin,                    Coors Company.
685 Third Ave.                                       an investment bank,
New York, NY                                         (January 2002 to present);
Date of Birth: 7/30/1947                             Chairman of Warburg Dillon
                                                     Read (1999 - 2000); Global
                                                     Head of Corporate Finance
                                                     of SBC Warburg Dillon Read
                                                     (1997 - 1999); Chief
                                                     Executive Officer of
                                                     Dillon, Read & Co. (1994 -
                                                     1997).

C. ALAN MACDONALD             Director since 1988    Retired - General Business         Currently serves as
415 Round Hill Road           and Trustee since      and Governance Consulting          director of
Greenwich, CT                 1991                   (since 1992); formerly             Fountainhead Water
Date of Birth: 5/19/1933                             President and CEO of               Company, Careside,
                                                     Nestle Foods.                      Inc., Lincoln Snacks,
                                                                                        J.B. Williams Co., Inc.
                                                                                        (personal care
                                                                                        products) and Seix
                                                                                        Fund, Inc.*

THOMAS J. NEFF                Director since 1983    Chairman of Spencer Stuart,        Currently serves as
Spencer Stuart, U.S.          and Trustee since      U.S., an executive search          director of Ace, Ltd.
277 Park Avenue               1991                   consulting firm (since             and Exult, Inc.
New York, NY                                         1996); President of Spencer
Date of Birth: 10/2/1937                             Stuart, U.S. (1979 - 1996).

JAMES F. ORR, III             Director/Trustee       President and CEO of               Currently serves as
80 Pinckney Street            since 2002             LandingPoint Capital               Chairman of
Boston, MA                                           (since 2002); Chairman and         Rockefeller
Date of Birth: 3/5/1943                              CEO of United Asset                Foundation, Director
                                                     Management Corporation             of Nashua Corp. and
                                                     (2000 to 2001); Chairman           SteelPoint
                                                     and CEO of UNUM Provident          Technologies.
                                                     Corporation (1999 - merger);
                                                     Chairman and CEO of UNUM
                                                     Corporation (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Company's and Trust's Chairman, CEO and President and Managing Partner of Lord Abbett.

None of the officers listed below have received compensation from the Company or Trust. All the officers of the Company and Trust may also be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

                              CURRENT POSITION          LENGTH OF                 PRINCIPAL OCCUPATION
   NAME AND                     WITH COMPANY           SERVICE OF                      DURING PAST
(DATE OF BIRTH)                  AND TRUST           CURRENT POSITION                  FIVE YEARS
--------------------------------------------------------------------------------------------------------
ROBERT S. DOW                 Chief Executive        Elected in 1996              Managing Partner and
(3/8/1945)                    Officer and President                               Chief Investment Officer
                                                                                  of Lord Abbett since
                                                                                  1996.

TIMOTHY BROWSE                Executive Vice         Elected in 2000              Investment Manager,
(4/13/1959)                   President                                           joined Lord Abbett in
                                                                                  2000, prior thereto
                                                                                  Portfolio Manager and
                                                                                  Vice President at Eaton
                                                                                  Vance Management.

PAUL A. HILSTAD               Vice President and     Elected in 1995              Partner and General
(12/13/1942)                  Secretary                                           Counsel, joined Lord
                                                                                  Abbett in 1995.

JOAN A. BINSTOCK              Chief Financial        Elected in 1999              Partner and Chief
(3/4/1954)                    Officer and Vice                                    Operations Officer, joined
                              President                                           Lord Abbett in 1999,
                                                                                  prior thereto Chief
                                                                                  Operating Officer of
                                                                                  Morgan Grenfell.

TRACIE E. AHERN               Vice President         Elected in 1999              Partner and Director of
(1/12/1968)                                                                       Portfolio Accounting and
                                                                                  Operations, joined Lord
                                                                                  Abbett in 1999, formerly
                                                                                  Vice President - Head
                                                                                  of Fund Administration
                                                                                  of Morgan Grenfell
                                                                                  from 1998 to 1999,
                                                                                  prior thereto Vice
                                                                                  President of
                                                                                  Bankers Trust.

LINA BRANDOW                  Vice President         Elected in 2002              Municipal Research
(8/18/1959)                                                                       Analyst, joined Lord
                                                                                  Abbett in 1998, formerly
                                                                                  Senior Vice President and
                                                                                  Municipal Analyst at
                                                                                  Lehman Brothers.

                               CURRENT POSITION         LENGTH OF                 PRINCIPAL OCCUPATION
   NAME AND                      WITH COMPANY           SERVICE OF                    DURING PAST
(DATE OF BIRTH)                   AND TRUST          CURRENT POSITION                 FIVE YEARS
---------------------------------------------------------------------------------------------------------
DANIEL E. CARPER              Vice President         Elected in 1988              Partner, joined Lord
(1/22/1952)                                          (Company) 1991 (Trust)       Abbett in 1979.

PHILIP P. FANG                Vice President         Elected in 1994              Investment Manager,
(6/19/1965)                                                                       joined Lord Abbett in
                                                                                  1991.

LAWRENCE H. KAPLAN            Vice President and     Elected in 1997              Partner and Deputy
(1/16/1957)                   Assistant Secretary                                 General Counsel, joined
                                                                                  Lord Abbett in 1997.

A. EDWARD OBERHAUS, III       Vice President         Elected in 1996              Partner and Manager of
(12/21/1959)                                                                      Equity Trading, joined
                                                                                  Lord Abbett in 1983.

CHRISTINA T. SIMMONS          Vice President and     Elected in 2000              Assistant General
(11/12/1957)                  Assistant Secretary                                 Counsel, joined Lord
                                                                                  Abbett in 1999, formerly
                                                                                  Assistant General
                                                                                  Counsel of Prudential
                                                                                  Investments from 1998
                                                                                  to 1999, prior
                                                                                  thereto Counsel
                                                                                  of Drinker, Biddle
                                                                                  & Reath LLP, a law
                                                                                  firm.

PETER SCOTT SMITH             Vice President         Elected in 2000              Investment Manager,
(9/15/1966)                                                                       joined Lord Abbett in
                                                                                  1992.

FRANCIE W. TAI                Treasurer              Elected in 2000              Director of Fund
(6/11/1965)                                                                       Administration, joined
                                                                                  Lord Abbett in
                                                                                  2000, prior thereto
                                                                                  Manager of Goldman
                                                                                  Sachs.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Company's Directors and the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Company and the Trust have adopted a policy that allows them to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds, and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]                                                                                            PRSRT STD
                                                                                                            U.S. POSTAGE
                                                                                                                PAID
                                                                                                             PERMIT 552
                                                                                                           HACKENSACK, NJ


                                                         Lord Abbett Tax-free Income Fund Inc.
                                                            Lord Abbett California Tax-free Income Fund
                                                            Lord Abbett Connecticut Tax-free Income Fund
                                                            Lord Abbett Hawaii Tax-free Income Fund
                                                            Lord Abbett Minnesota Tax-free Income Fund
                                                            Lord Abbett Missouri Tax-free Income Fund
                                                            Lord Abbett New Jersey Tax-free Income Fund
   This report when not used for the general                Lord Abbett New York Tax-free Income Fund
 information of shareholders of the fund, is to             Lord Abbett Texas Tax-free Income Fund
be distributed only if preceded or accompanied              Lord Abbett Washington Tax-free Income Fund
         by a current fund prospectus.                   Lord Abbett Tax-free Income Trust
                                                            Florida Series
Lord Abbett Mutual Fund shares are distributed by:          Georgia Series
LORD ABBETT DISTRIBUTOR LLC                                 Michigan Series                                   LATFI-2-902
90 Hudson Street - Jersey City, New Jersey 07302-3973       Pennsylvania Series                                   (11/02)